--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders.....................................................    1

MassMutual Prime Fund
   Portfolio Manager Report................................................    3
   Portfolio of Investments................................................    4
   Financial Statements....................................................    6

MassMutual Short-Term Bond Fund
   Portfolio Manager Report................................................    9
   Portfolio of Investments................................................   11
   Financial Statements....................................................   13

MassMutual Core Bond Fund
   Portfolio Manager Report................................................   17
   Portfolio of Investments................................................   19
   Financial Statements....................................................   21

MassMutual Balanced Fund
   Portfolio Manager Report................................................   25
   Portfolio of Investments................................................   27
   Financial Statements....................................................   31

MassMutual Value Equity Fund
   Portfolio Manager Report................................................   35
   Portfolio of Investments................................................   37
   Financial Statements....................................................   39

MassMutual Small Cap Value Equity Fund
   Portfolio Manager Report................................................   43
   Portfolio of Investments................................................   45
   Financial Statements....................................................   47

MassMutual International Equity Fund
   Portfolio Manager Report................................................   51
   Portfolio of Investments................................................   53
   Financial Statements....................................................   55

Notes to Financial Statements..............................................   59

Report of Independent Accountants/1/.......................................   67

/1/ The Report of Independent Accountants extends to the respective Portfolios of Investments and Financial Statements for each Fund, and the combined Notes to Financial Statements as listed above.

--------------------------------------------------------------------------------
MassMutual Institutional Funds - Letter to Shareholders
--------------------------------------------------------------------------------
                                                                January 31, 1996

To Our
Shareholders            An Economic Soft Landing Is Achieved in U.S.

                        The past year saw the continuation of a very good
                        economic environment for investors in both stocks and
                        bonds. The U.S. economic growth rate as measured by
                        Gross Domestic Product continued to slow throughout the
[PHOTO OF               year from its heated level of 4.1% in 1994 to roughly
 STUART H. REESE        2.5% in 1995. The Federal Reserve (the Fed), which had
 APPEARS HERE]          been raising rates during 1994 in an attempt to slow
                        growth somewhat, was able to change course and even move
Stuart H. Reese         rates lower. Because the economy is cyclical, the Fed
                        wanted growth to slow to a more moderate, sustainable
"Backed by low          level--a "soft landing" from 1994's rapid pace--to
interest rates and      prolong the positive part of the current cycle.
a strong bond market,
U.S. stocks reached     As demand for goods slowed from 1994 levels, businesses
all-time highs in       began bringing down their inventories, which had started
1995."                  the year at high levels. This in turn slowed order- and
                        production-driven demand from the manufacturing sector, exerting further downward pressure on the growth rate, supporting the cause for interest rate cuts, and helping to keep inflation at bay.

                        Foreign Growth Remains Slow

                        Growth was also slow in the major foreign economies. In Japan, though it appears that a turnaround from a four-year recession has begun, difficulties in the banking sector caused growth to remain subdued. In Europe, hopes for an economic recovery were not met, in part due to weak export activity resulting from strong currencies, and in part as a result of European interest rate cuts that came later than expected.

                        Stock and Bond Markets React

                        While the Federal Reserve actually increased rates as late as February 1995, the domestic bond market had begun to rally as early as November 1994 on the belief that growth would slow enough to indicate a change in monetary policy. The market was correct. The Fed's February rate increase of 1/2 point was followed during the year by two cuts of 1/4 point each in July and December. Rates on Treasuries fell significantly during this period, which drove dramatic price appreciation for Treasuries. The prices in most other bond sectors followed suit, with 1995 playing out to be one of the strongest bull markets for bonds in history.

                        Backed by low interest rates and a strong bond market, U.S. stocks reached all-time highs in 1995. The Dow Jones Industrial Average made new highs almost daily, hitting a peak of 5,216 and closing the year at 5,117, and the S&P 500 rose 37.58%. In addition to support from the bond market, stocks reacted to continued positive earnings surprises, merger and consolidation activity, an improving export picture and growing productivity and efficiency throughout corporate America. Though stock markets in economies such as Switzerland and Sweden actually outperformed the U.S., the Morgan Stanley EAFE, an index of European, Australian and Far East markets was up only 11.21%. Positive, but nothing near the stellar performance of domestic stocks.

                        Outlook for Economy, Markets Remains Positive

                        The forecast for the U.S. economy and markets appears favorable, though both should be somewhat more moderate than they were during the past year. Economic growth will probably slow further because while employment and personal income--two obviously important components of demand--are steady, they are not strong enough to fuel increases in demand-driven growth.

                        Even in the face of a slower economy, sales and earnings remained strong through the end of 1995. The U.S. had its biggest productivity gain on record in 1995 and exports grew, aided in the early part of the year by a weak dollar, which in turn created improvements in trade. Going into 1996, we expect to see exports remain strong, as U.S. businesses recognize that future growth will come in part from operating in a global market. This opinion is supported by the heavy outlays we've seen for business equipment, which should further enhance competitiveness, productivity and export activity for the coming year.

--------------------------------------------------------------------------------
MassMutual Institutional Funds - Letter to Shareholders (Continued)
--------------------------------------------------------------------------------

                        The Case for Value Investing

                        Because of uncertainty about the slowing in the economy throughout 1995, growth investing, or buying stocks of companies whose earnings growth rates can surpass that of the economy, took the lead last year. By the same token it was growth, rather than income, that led to the dramatic appreciation of 1995's bond market. With both markets currently at high levels in terms of price, we believe we will see a return of superior performance from value investing strategies. Value investing relies on capturing appreciation by "buying well" and seeking out fundamental values, rather than buying above-average growth. Value investors like the MassMutual Institutional Funds work to buy stocks and bonds that are either temporarily out-of-favor with the markets, or that offer opportunities that have not yet been recognized by the investment community at large.

                        With stocks and bonds at highs and a domestic economy that is likely to continue to slow, we expect both the stocks and bond markets to return to more "normal" activity in terms of returns and volatility. In this type of environment, value investing should continue to offer solid long-term results. Since security selection should be very important in the coming year, your portfolio managers will continue to rely upon hands-on research and careful analysis in an effort to find the best opportunities for investors.

                        /s/ Stuart H. Reese

                        Stuart H. Reese
                        President
                        MassMutual Institutional Funds

--------------------------------------------------------------------------------
MassMutual Prime Fund - Portfolio Manager Report
--------------------------------------------------------------------------------

What are the investment The objectives and policies of the Fund are to: objective and policies
for the MassMutual      . maximize current income, consistent with liquidity
Prime Fund?               and preservation of capital

                        . invest in a diversified portfolio of money market
                          instruments

                        . invest in high quality debt instruments with
                          remaining maturity not to exceed 397 days

                        Note: This is not a money market fund.

How has the Fund        The Fund has performed well, remaining on target with
performed over the      its goal of providing principal preservation and a
year?                   competitive level of current income by investing in
                        highly liquid short-term debt instruments. While longer-term interest rates continued to decline over the majority of the year, rates for the extremely short-term securities we focus on--which influence the amount of income the Fund can provide--remained favorable, even exceeding rates on longer-term issues at certain times during the year.

What strategic moves    Over the course of the year, we made one major change.
have you made within    Both in the early part of 1995 when it was anticipated
the portfolio?          and then later when it actually happened, we lengthened
                        the average maturity of the Fund's portfolio on the likelihood of the Federal Reserve's interest rate cuts.
                        By lengthening our maturity, we hoped to make use of available higher current income levels for as long as possible, expecting that debt issued after a rate cut would offer lower income levels. This strategy benefited the Fund by allowing us to maintain our income stream while the market adjusted to the Fed's actions.

What features of the    Though it shares many of their characteristics, Prime
market are you          Fund is not a money market fund. As a result, it has
currently focusing on?  more investment flexibility, and can pay slightly higher income. At this time, the Fund is focused on what is known as Tier 2 commercial paper. Commercial paper-- which is one of the major classes of money market securities--is very short-term debt issued by banks or corporations which, in addition to paying interest, is usually sold at a discount. It is typically a very safe investment, issued by high quality firms and often backed by a line of credit. Tier 2 paper pays slightly higher income than Tier 1, which is one of the factors that allows Prime Fund an income advantage over money market funds. But along with that comes a margin of slightly higher risk, requiring us to research potential credit opportunities carefully to maintain the portfolio's relative safety.

What is your outlook    The Fed eased, or lowered rates, twice in 1995 and may
for the Fund?           do so again in the first few months of 1996 depending on
                        the forecast for the economy. If it appears that the economy has slowed too far, or if budget discussions are finalized, another decline is a distinct possibility.
                        However, we believe that any further declines will not be significant. In this environment, we are continuing to extend maturities in an effort to make the most of the current rates while maintaining an emphasis on principal stability. Our outlook for the Fund remains optimistic, though our performance as always will be tied to any changes in the Federal Reserve's monetary policy.

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
Hypothetical Investments in MassMutual Prime Fund
Classes 1-4 and 91-day Treasury Bills

-----------------------------------------------------------

  MassMutual Prime Fund
  Total Return          Since Inception
                        10/31/94 - 12/31/95      One Year
  Class 1                      5.59%               4.58%
  Class 2                      6.37%               5.16%
  Class 3                      6.80%               5.53%
  Class 4                      7.11%               5.78%
-----------------------------------------------------------
  91-Day Treasury Bills        6.72%               5.54%
-----------------------------------------------------------

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less that their original cost. Investors should note that the Fund is a professionally managed mutual fund, while 91-day Treasury
Bills are unmanaged and do not incur expenses.

                             [LINE GRAPH APPEARS HERE]

                GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
            10/3/94  12/94     2/95    4/95    6/95    8/95    10/95    12/95
Class 1      10,000  10,096  10,172  10,248  10,330  10,407   10,483   10,559
Class 2      10,000  10,115  10,200  10,286  10,337  10,464   10,551   10,637
Class 3      10,000  10,121  10,211  10,303  10,401  10,495   10,587   10,680
Class 4      10,000  10,126  10,220  10,316  10,419  10,516   10,613   10,711
T-Bills      10,000  10,112  10,205  10,297  10,385  10,494   10,587   10,672

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MassMutual Prime Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments
December 31, 1995

                                                Principal
                                                 Amount            Market Value
                                                 ------            ------------
SHORT-TERM INVESTMENTS - 100.0%
Commercial Paper
Aristar, Inc.
 5.800% 1/25/1996                              $4,100,000           $4,084,147
Burlington Northern
 Railroad Inc.
 5.850% 1/19/1996                               8,240,000            8,215,898
Calcot Ltd.
 5.950% 1/04/1996                               4,045,000            4,042,994
Carter Holt Harvey
 Limited
 6.000% 1/18/1996                                 650,000              648,158
Carter Holt Harvey
 Limited
 6.050% 1/29/1996                               5,075,000            5,051,119
Caterpillar Financial
 Services Corp.
 5.650% 2/15/1996                               4,545,000            4,512,901
CBI Industries, Inc.
 5.900% 1/18/1996                               5,200,000            5,185,512
Comdisco, Inc.
 5.980% 2/14/1996                               5,735,000            5,693,084
Comdisco, Inc.
 6.000% 1/23/1996                               2,600,000            2,590,467
ConAgra, Inc.
 5.920% 2/01/1996                               4,580,000            4,556,652
ConAgra, Inc.
 5.950% 1/22/1996                               5,500,000            5,480,910
Cox Enterprises, Inc.
 5.910% 1/30/1996                               5,585,000            5,558,411
Cox Enterprises, Inc.
 5.970% 1/26/1996                               4,525,000            4,506,240
CSX Corporation
 5.800% 1/05/1996                               3,935,000            3,932,464
Dana Credit
 Corporation
 5.870% 3/15/1996                               6,350,000            6,274,989
Dana Credit
 Corporation
 5.880% 3/11/1996                               3,690,000            3,648,770
The Dial Corp.
 5.600% 3/28/1996                               1,790,000            1,765,112
The Dial Corp.
 5.800% 3/08/1996                               5,000,000            4,946,507
                                                Principal
                                                 Amount            Market Value
                                                 ------            ------------
Dominion Resources,
 Inc.
 5.800% 2/23/1996                              $9,000,000           $8,923,150
Federal Signal Corp.
 5.770% 3/18/1996                               4,735,000            4,676,771
Federal Signal Corp.
 5.780% 3/18/1996                               4,380,000            4,326,139
Ford Motor Credit
 Company
 5.350% 7/22/1996                               5,000,000            4,837,771
GTE Corporation
 5.600% 3/05/1996                               4,360,000            4,315,395
GTE Corporation
 5.860% 2/09/1996                               5,295,000            5,261,386
Hercules Incorporated
 5.350% 6/19/1996                               3,710,000            3,609,181
Illinois Power
 Company
 5.930% 2/07/1996                               3,120,000            3,100,984
Illinois Power
 Company
 6.000% 1/31/1996                               4,000,000            3,980,000
Kerr-McGee Credit
 Corporation
 5.950% 2/16/1996                               6,530,000            6,480,354
Loral Corporation
 5.750% 2/29/1996                               2,495,000            2,471,488
Loral Corporation
 5.970% 1/11/1996                               2,675,000            2,670,564
Loral Corporation
 6.020% 1/10/1996                               3,000,000            2,995,486
MAPCO Inc.
 6.000% 1/16/1996                               5,115,000            5,102,213
MAPCO Inc.
 6.000% 1/17/1996                               4,930,000            4,916,854
Monsanto Company
 5.650% 2/13/1996                               7,800,000            7,747,361
NYNEX Corp.
 5.780% 1/19/1996                               5,600,000            5,583,816
ORIX Credit Alliance,
 Inc.
 5.640% 3/19/1996                               3,665,000            3,619,318
                                                Principal
                                                 Amount            Market Value
                                                 ------            ------------
ORIX Credit Alliance,
 Inc.
 6.020% 1/31/1996                              $5,875,000           $5,845,527
PS Colorado Credit
 Corporation
 5.930% 2/02/1996                               7,000,000            6,963,102
Pennsylvania Power &
 Light Company
 6.050% 1/09/1996                               2,110,000            2,107,163
Pennsylvania Power &
 Light Company
 6.050% 1/10/1996                               1,770,000            1,767,323
The Quaker Oats
 Company
 5.870% 2/07/1996                               3,970,000            3,946,049
The Quaker Oats
 Company
 5.870% 2/12/1996                               6,225,000            6,182,367
Rite Aid Corporation
 5.950% 1/08/1996                               3,730,000            3,725,685
SUPERVALU, Inc.
 6.000% 1/24/1996                               7,355,000            7,326,806
SUPERVALU, Inc.
 6.020% 2/06/1996                               2,770,000            2,753,325
Textron Financial
 Corporation
 6.000% 1/17/1996                               3,340,000            3,331,093
Textron Inc.
 5.950% 2/08/1996                               6,355,000            6,315,087
Tyson Foods, Inc.
 5.870% 1/12/1996                               4,990,000            4,981,050
Tyson Foods, Inc.
 5.930% 1/12/1996                               3,080,000            3,074,419
Tyson Foods, Inc.
 5.940% 1/11/1996                               2,085,000            2,081,560
Union Camp
 Corporation
 5.350% 7/01/1996                                 900,000              873,818
Union Oil Company of
 California
 5.900% 2/08/1996                               5,225,000            5,192,460

                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Prime Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                                                Principal
                                                 Amount            Market Value
                                                 ------            ------------
Union Oil Company of
 California
 5.950% 2/01/1996                              $1,375,000         $  1,367,955
Union Oil Company of
 California
 6.000% 1/05/1996                               2,080,000            2,078,613
Union Pacific
 Corporation
 5.750% 2/28/1996                               2,030,000            2,011,194
Union Pacific
 Corporation
 5.950% 2/06/1996                               7,800,000            7,753,590
VF Corporation
 5.850% 2/05/1996                               5,755,000            5,722,269
VF Corporation
 5.850% 2/09/1996                               3,570,000            3,547,375
                                                                  ------------
TOTAL SHORT-TERM
INVESTMENTS                                                        254,260,396
                                                                  ------------
(Cost $254,279,931)+

TOTAL INVESTMENTS -- 100.0%                                        254,260,396

Other Assets/
(Liabilities) - (0.0%)                                                  (6,289)
                                                                  ------------

NET ASSETS -- 100.0%                                              $254,254,107
                                                                  ============

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)

             The remainder of this page intentionally left blank.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements
--------------------------------------------------------------------------------

Statement of
Assets and
Liabilities

                                                                     December 31, 1995
                                                                     -----------------
Assets:
    Short-term investments, at value (cost $254,279,931) (Note 2)... $  254,260,396
    Cash............................................................          3,036
    Receivables from:
        Fund shares sold............................................      1,041,257
        Investment manager (Note 3).................................          6,286
                                                                     --------------
            Total assets............................................    255,310,975
                                                                     --------------
Liabilities:
    Payables for:
        Fund shares redeemed........................................        933,616
        Directors' fees and expenses (Note 3).......................          2,286
        Affiliates (Note 3):
            Investment management fees..............................         96,415
            Administration fees.....................................         17,500
            Service and distribution fees...........................            214
    Accrued expenses and other liabilities..........................          6,837
                                                                     --------------
            Total liabilities.......................................      1,056,868
                                                                     --------------
    Net assets...................................................... $  254,254,107
                                                                     ==============
Net assets consist of:
    Paid-in capital................................................. $  254,142,772
    Undistributed net investment income.............................        132,953
    Accumulated net realized loss on investments....................         (2,083)
    Net unrealized depreciation on investments......................        (19,535)
                                                                     --------------
                                                                     $  254,254,107
                                                                     ==============
Net assets:
    Class 1......................................................... $      105,448
                                                                     ==============
    Class 2......................................................... $      106,126
                                                                     ==============
    Class 3......................................................... $      106,382
                                                                     ==============
    Class 4......................................................... $  253,936,151
                                                                     ==============
Shares outstanding:
    Class 1.........................................................        698.107
                                                                     ==============
    Class 2.........................................................        701.708
                                                                     ==============
    Class 3.........................................................        703.035
                                                                     ==============
    Class 4.........................................................  1,681,065.147
                                                                     ==============
Net asset value, offering price and
redemption price per share:
    Class 1......................................................... $       151.05
                                                                     ==============
    Class 2......................................................... $       151.24
                                                                     ==============
    Class 3......................................................... $       151.32
                                                                     ==============
    Class 4......................................................... $       151.06
                                                                     ==============

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of
Operations

                                                                    Year ended
                                                                 December 31, 1995
                                                                 -----------------
Investment income:
    Interest..................................................       $ 13,997,433
                                                                   --------------
Expenses (Note 1):
    Investment management fees (Note 3).......................          1,027,586
    Custody fees..............................................             17,987
    Audit and legal fees......................................              7,081
    Directors' fees (Note 3)..................................             11,020
    Fees waived by the investment manager (Note 3)............            (70,814)
                                                                   --------------
                                                                          992,860
Administration fees (Note 3):
    Class 1...................................................                580
    Class 2...................................................                531
    Class 3...................................................                326
    Class 4...................................................            185,171
Distribution and service fees (Note 3):
    Class 1...................................................                670
    Class 2...................................................                155
                                                                   --------------
        Net expenses..........................................          1,180,293
                                                                   --------------
        Net investment income.................................         12,817,140
                                                                   --------------
Realized and unrealized gain (loss):
    Net realized loss on investment transactions..............             (1,781)
    Net change in unrealized appreciation (depreciation)
        on investments........................................            (15,459)
                                                                   --------------
            Net realized and unrealized loss..................            (17,240)
                                                                   --------------
    Net increase in net assets resulting from operations......       $ 12,799,900
                                                                   ==============

Statements of
Changes in Net


                                                                          Year ended        Period ended
Assets                                                                December 31, 1995  December 31, 1994*
                                                                      -----------------  ------------------
Increase (Decrease) in Net Assets:
Operations:
    Net investment income...........................................     $ 12,817,140         $  1,796,493
    Net realized loss on investment transactions....................           (1,781)                (302)
    Net change in unrealized appreciation (depreciation)
        on investments..............................................          (15,459)              (4,076)
                                                                         ------------         ------------
            Net increase in net assets resulting from operations....       12,799,900            1,792,115
                                                                         ------------         ------------
Distributions to shareholders (Note 2):
    From net investment income:
    Class 1.........................................................           (4,178)                (702)
    Class 2.........................................................           (4,746)                (778)
    Class 3.........................................................           (5,095)                (801)
    Class 4.........................................................      (12,693,331)          (1,771,049)
                                                                         ------------         ------------
            Total distributions from net investment income..........      (12,707,350)          (1,773,330)
                                                                         ------------         ------------
Net fund share transactions (Note 5):
    Class 1.........................................................            4,178               93,702
    Class 2.........................................................            4,746               93,778
    Class 3.........................................................            5,095               99,801
    Class 4.........................................................       83,297,102           41,117,035
                                                                         ------------         ------------
        Increase in net assets from net fund share transactions.....       83,311,121           41,404,316
                                                                         ------------         ------------
    Total increase in net assets....................................       83,403,671           41,423,101
Net assets:
    Beginning of period (Note 1)....................................      170,850,436          129,427,335
                                                                         ------------         ------------
    End of period (including undistributed net investment income
        of $132,953 and $23,163, respectively)......................     $254,254,107         $170,850,436
                                                                         ============         ============

* For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                         Class 1                         Class 2
                                                                       -----------                     -----------
                                                               Year ended      Period ended     Year ended     Period ended
                                                                12/31/95        12/31/94@**      12/31/95       12/31/94@**
                                                               -----------     -----------      -----------    ------------
Net asset value, beginning of period (Note 8)                    $  150.39        $ 150.00         $ 150.56     $    150.00
                                                               -----------     -----------      -----------    ------------

Income (loss) from investment operations:
    Net investment income                                             6.90***         1.02             7.78***         1.16
    Net realized and unrealized gain (loss) on investments           (0.01)           0.42            (0.02)           0.57
                                                               -----------     -----------      -----------    ------------
        Total income (loss) from investment operations                6.89            1.44             7.76            1.73
                                                               -----------     -----------      -----------    ------------
Less distributions to shareholders:
    From net investment income                                       (6.23)          (1.05)           (7.08)          (1.17)
                                                               -----------     -----------      -----------    ------------
Net asset value, end of period                                   $  151.05        $ 150.39         $ 151.24     $    150.56
                                                               ===========     ===========      ===========    ============
Total Return                                                          4.58%           0.96%            5.16%           1.15%

Ratios / Supplemental Data:
    Net assets, end of period (000's)                            $     105        $    101         $    106     $       101
    Net expenses to average daily net assets                          1.65%#          1.65%#*          1.10%#          1.10%#*
    Net investment income to average daily net assets                 4.48%           4.07%*           5.03%           4.62%*
    #Computed after giving effect to the reduction in
     management fee by MassMutual. Without this reduction of
     fees by the investment manager, the ratio of expenses
     to average daily net assets would have been:                     1.68%           1.69%*           1.13%           1.14%*
----------------------------------------------------------------------------------------------------------------------------
                                                                          Class 3                       Class 4
                                                                        -----------                   -----------
                                                               Year ended     Period ended      Year ended     Period ended
                                                                12/31/95       12/31/94@**       12/31/95       12/31/94@**
                                                               -----------    -----------       -----------    ------------
Net asset value, beginning of period                             $  150.61      $  150.00        $   150.36     $   150.00
                                                               -----------    -----------        ----------    ------------
Income (loss) from investment operations:
    Net investment income                                             8.33***        1.21              8.70***        1.55
    Net realized and unrealized gain (loss) on investments           (0.01)          0.61             (0.02)          0.34
                                                               -----------    -----------        ----------    ------------
        Total income (loss) from investment operations                8.32           1.82              8.68           1.89
                                                               -----------    -----------        ----------    ------------
Less distributions to shareholders:
    From net investment income                                       (7.61)         (1.21)            (7.98)         (1.53)
                                                               -----------    -----------        ----------    ------------
Net asset value, end of period                                   $  151.32      $  150.61        $   151.06     $   150.36
                                                               ===========    ===========        ==========    ============
Total Return                                                          5.53%          1.21%             5.78%+         1.26%+

Ratios / Supplemental Data:
    Net assets, end of period (000's)                            $     106      $     101        $  253,936     $  170,548
    Net expenses to average daily net assets                          0.75%#         0.75%#*         0.5160%#       0.5160%#*
    Net investment income to average daily net assets                 5.38%          4.99%*            5.61%          5.01%*
    #Computed after giving effect to the reduction in
     management fee by MassMutual. Without this reduction of
     fees by the investment manager, the ratio of expenses
     to average daily net assets would have been:                     0.78%          0.79%*          0.5468%        0.5605%*
---------------------------------------------------------------------------------------------------------------------------

@All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.
*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
+Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Portfolio Manager Report;
--------------------------------------------------------------------------------

What are the invest-    The objectives and policies of the Fund are to:
ment objective and
policies for the        . achieve high total rate of return from current income
MassMutual Short-Term     while minimizing fluctuations in capital values
Bond Fund?
                        . invest primarily in a diversified portfolio of short-
                          term, investment-grade, fixed-income securities

                        . manage duration to seek the best yield, while
                          maintaining duration below three years to reduce volatility

                        . diversify investments among market sectors on the
                          basis of relative value

How has the Fund per-   The Fund's performance was very strong, both on an
formed over the year?   absolute and historical basis. Throughout the year, the
                        Fund benefited from the continuation of a bond market rally that began late in 1994, on expectations that the Federal Reserve would ease monetary policy, and accelerated when the Federal Reserve began cutting interest rates in July 1995. Lower current rates make existing bonds more attractive to investors and benefited prices in nearly all sectors. Also within this environment the yield curve, the difference in yield available from bonds of different maturities, flattened.

What effect did the     The shape of the yield curve is a very important
flattening of the       determinant of our portfolio's positioning. When the
yield curve have on     yield curve flattens, investors are not being fully
the portfolio?          compensated for longer-term lending to bond issuers. So
                        in a flat curve environment, we typically shorten our duration, since there is limited added value to be gained from extending duration. To achieve a shortening, we sold all of our position in Treasuries, reducing them from approximately 50% of the portfolio at the beginning of 1995 to 0% by year-end. Treasuries had appreciated during the year so by selling, we took advantage of the flattening yield curve and repositioned the portfolio to reflect our desired shorter duration--0.73 years at year-end down, from 2.76 in December 1994.

What other strategic    In addition to income, our investment strategy is driven
moves did you make in   by a search for relative value in the bond market. As we
the portfolio?          did in Treasuries, we sold positions to take profits in
                        corporate bonds. Corporate bonds performed well regardless of any pressures a slowing economy could have potentially imposed on the companies that issued them.
                        We reduced our position in corporates by approximately
                        7% and invested the proceeds into short-maturity commercial paper which, due to the shape of the yield curve, had been offering yields that were--and still are--very attractive on a relative basis.

What areas of the       Because the Fund's strategy was designed to limit
market are you          volatility, we're continuing our policy of shortening
currently targeting?    average duration, or exposure to changes in interest
                        rates. As we sell securities to reflect our new target duration, we've continued to invest in money market securities. Our holdings in this area have increased from 10.1% to 65.5% over the past year.

What is your outlook    We believe the Fund will continue to perform well in the
for the Fund?           coming environment. The market outlook for bonds remains
                        positive in light of low inflation and a healthy economy. As we move through 1996, we will use the direction of the yield curve as a guide to positioning our portfolio, both in terms of sector allocation and duration decisions. We expect that in the coming year, the Fund will continue to meet its objectives of providing a competitive total return with minimal fluctuation in principal.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Portfolio Manager Report (Continued);
--------------------------------------------------------------------------------


Growth of a $10,000 Investment
Hypothetical Investments in MassMutual Short-Term
Bond Fund Classes 1-4 and the Lehman Brothers
1-3 Year Government Bond Index

--------------------------------------------------------
MassMutual Short-Term Bond Fund
Total Return            Since Inception
                        10/3/94 - 12/31/95      One Year

Class 1                      10.35%             10.54%
Class 2                      11.01%             11.11%
Class 3                      11.60%             11.46%
Class 4                      11.92%             11.77%
--------------------------------------------------------
Lehman Brothers 1-3 Year     10.84%             10.84%
Government Bond Index
--------------------------------------------------------

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost, Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers 1-3 Year Government Bond Index is unmanaged and does not incur expenses.

                           [LINE GRAPH APPEARS HERE]

                GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                        Lehman
Date    Class 1     Class 2     Class 3      Class 4    1-3 Yr.
----    -------     -------     -------      -------    -------
10/3/94 10,000      10,000      10,000       10,000      10,000
12/94    9,983       9,991      10,013       10,013      10,000
2/95    10,296      10,314      10,335       10,338      10,275
4/95    10,427      10,455      10,487       10,501      10,425
6/95    10,730      10,769      10,801       10,816      10,659
8/95    10,811      10,859      10,901       10,918      10,767
10/95   10,922      10,981      11,033       11,060      10,910
12/95   11,035      11,101      11,160       11,192      11,084

                           [PIE CHART APPEARS HERE]

Quality Structure (12/31/95)
MassMutual Short-Term Bond Fund

           U.S. Governments
           Cash Equivalents

Aaa/AAA         Baa/BBB         A/A
-------         -------         ---
 90.8%            3.7%            5.5%

                           [PIE CHART APPEARS HERE]

Duration Diversification (12/31/95)
Mass Mutual Short-Term Bond Fund

Average Duration = 0.7 years

  Less
  than
 1 year        1-3 years       3-5 years
--------        ---------       ---------
  77.6%           15.0%            7.4%

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments
December 31, 1995

                                                            Principal
                                                              Amount      Market Value
                                                            ---------     ------------
BONDS & NOTES -- 34.0%
ASSET BACKED SECURITIES -- 6.9 %
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999                                          $   639,407   $   651,594
Ford Credit Auto
 Loan Master Trust,
 Series 1992-1
 6.875% 1/15/1999                                             1,500,000     1,520,625
Ford Motor Credit
 Company
 9.350% 6/10/1997                                             1,000,000     1,051,100
GMAC 1992-E
 Grantor Trust
 4.750% 8/15/1997                                               186,566       185,749
Honda Auto
 Receivables 1992-A
 Grantor Trust
 4.900% 6/15/1998                                               195,325       194,653
Midlantic Auto
 Grantor Trust 1992-1
 4.300% 9/15/1997                                               109,228       109,193
Nissan Auto
 Receivables 1994-A
 Grantor Trust
 6.450% 9/15/1999                                             1,289,224     1,300,092
Railcar Trust
 No. 1992-1
 7.750% 6/01/2004                                             1,286,535     1,387,039
World Omni 1994-A
 Automobile Lease
 Securitization Trust
 6.450% 9/25/2000                                             2,131,553     2,145,110
                                                                          ------------
TOTAL ASSET BACKED
SECURITIES                                                                  8,545,155
                                                                          ------------
(Cost $8,394,449)

                                                            Principal
                                                              Amount      Market Value
                                                            ---------     ------------
CORPORATE DEBT -- 8.3%
American Brands, Inc.
 8.570% 2/15/1996                                           $ 1,000,000   $ 1,002,850
Analog Devices, Inc.
 6.625% 3/01/2000                                             1,000,000     1,012,980
Bell Atlantic Financial
 Services, Inc.
 6.610% 2/07/2000                                             2,000,000     2,064,640
General Motors
 Acceptance
 Corporation
 8.000% 10/01/1996                                            1,500,000     1,523,040
NYNEX Capital
 Funding Company
 7.450% 5/01/1997                                             1,000,000     1,024,650
Polaroid Corporation
 7.250% 1/15/1997                                             1,500,000     1,519,935
W.R. Grace & Co.
 7.250% 7/15/1997                                             2,000,000     2,047,660
                                                                          ------------
TOTAL CORPORATE DEBT                                                       10,195,755
                                                                          ------------
(Cost $9,869,083)

U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 18.8%
Federal Home Loan Mortgage Corporation
(FHLMC) -- 0.7%
Pass-Through Securities
FHLMC
 4.500% 10/01/1996                                                5,160         5,092
FHLMC
 4.750% 9/01/1996-
        9/01/2006                                               819,978       797,184
                                                                          ------------
                                                                              802,276
                                                                          ------------

                                                            Principal
                                                              Amount      Market Value
                                                            ---------     ------------
Federal National Mortgage Association
(FNMA) -- 4.1%
Collateralized Mortgage Obligations -- 2.3%
FNMA Series 1992
 158 Class B
 6.100% 8/25/2007                                           $   454,296   $   452,874
FNMA Series 1992-86
 Class C
 7.000% 6/25/2003                                               343,322       344,823
FNMA Series 1993-
 175 Class PL
 5.000% 10/25/2002                                            2,000,000     1,980,000
                                                                          ------------
                                                                            2,777,697
                                                                          ------------
Pass-Through Securities -- 1.8%
FNMA
 8.000% 5/01/2013                                             1,145,752     1,195,878
FNMA
 9.000% 10/01/2009                                            1,064,367     1,131,901
                                                                          ------------
                                                                            2,327,779
                                                                          ------------
                                                                            5,105,476
                                                                          ------------
Government National Mortgage Association
(GNMA) -- 1.8%
Pass-Through Securities
GNMA
 8.000% 5/15/2001 -
        11/15/2007                                            2,137,987     2,265,303
                                                                          ------------
U.S. Government Guaranteed Notes -- 12.2%
1991-A Jacksonville,
 FL
 8.400% 8/01/1997                                             1,150,000     1,201,026
1991-A St. Louis, MO
 8.400% 8/01/1997                                             3,350,000     3,498,640
1994-A Baxter
 Springs, KS
 6.310% 8/01/2001                                               500,000       511,220
1994-A Detroit, MI
 6.310% 8/01/2001                                               450,000       460,098
1994-A Jacksonville,
 FL
 6.310% 8/01/2001                                             1,485,000     1,518,323

                                                                     (Continued)

 The accompanying notes are in integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                                                            Principal
                                                              Amount      Market Value
                                                            ---------     ------------
1994-A Los Angeles
 County, CA
 6.310% 8/01/2001                                           $   225,000   $   230,049
1994-A Tacoma, WA
 6.310% 8/01/2001                                               195,000       199,376
1994-A Trenton, NJ
 6.310% 8/01/2001                                               145,000       148,254
U.S. Dept. of Housing
 and Urban
 Development, Series
 1995-A
 7.710% 8/01/1996                                             4,000,000     4,049,120
U.S. Dept. of Housing
 and Urban
 Development, Series
 1995-A
 8.080% 8/01/1998                                             3,000,000     3,180,000
                                                                          ------------
                                                                           14,996,106
                                                                          ------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                                                         23,169,161
                                                                          ------------
(Cost $22,242,126)

TOTAL BONDS & NOTES                                                        41,910,071
                                                                          ------------
(Cost $40,505,658)

                                                            Principal
                                                              Amount      Market Value
                                                            ---------     ------------
SHORT-TERM INVESTMENTS -- 65.5%
Commercial Paper
Aristar, Inc.
 5.730% 2/06/1996                                           $ 4,735,000   $ 4,707,868
Bausch & Lomb, Inc.
 5.900% 2/16/1996                                             2,155,000     2,138,754
Comdisco, Inc.
 6.000% 2/20/1996                                             4,000,000     3,966,667
ConAgra, Inc.
 5.820% 1/16/1996                                               133,000       132,677
ConAgra, Inc.
 5.920% 2/02/1996                                             4,590,000     4,565,846
Consolidated Natural
 Gas Company
 5.670% 2/14/1996                                             6,010,000     5,968,351
Cox Enterprises, Inc.
 5.930% 1/23/1996                                             4,400,000     4,384,055
Dana Credit
 Corporation
 5.950% 2/12/1996                                             4,395,000     4,364,491
The Dial Corp.
 5.600% 3/28/1996                                             4,220,000     4,161,324
The Dial Corp.
 5.650% 3/11/1996                                             1,375,000     1,359,619
Ford Motor Credit
 Company
 5.957% 1/04/1996                                               840,000       840,556
General Motors
 Acceptance
 Corporation
 5.822% 1/18/1996                                               175,000       175,170
Kerr-McGee Credit
 Corporation
 5.900% 2/16/1996                                             3,455,000     3,428,953
Loral Corporation
 6.020% 1/04/1996                                             3,775,000     3,773,106

                                                            Principal
                                                              Amount      Market Value
                                                            ---------     ------------
MAPCO Inc.
 6.000% 1/10/1996                                           $ 4,000,000   $ 3,994,000
NYNEX Corp.
 5.550% 3/19/1996                                             3,280,000     3,239,100
ORIX Credit Alliance,
 Inc.
 6.020% 2/01/1996                                             3,545,000     3,526,623
Pennsylvania Power &
 Light Company
 6.050% 1/16/1996                                             4,655,000     4,643,266
SUPERVALU, Inc.
 6.020% 2/09/1996                                             4,265,000     4,237,185
Texas Utilities
 Electric Co.
 5.950% 1/02/1996                                             1,975,000     1,974,673
Textron Inc.
 5.970% 2/29/1996                                             3,530,000     3,496,778
Tyson Foods, Inc.
 5.990% 1/18/1996                                             3,500,000     3,490,100
Union Pacific
 Corporation
 5.950% 1/26/1996                                             4,340,000     4,322,068
VF Corporation
 5.980% 1/30/1996                                             3,790,000     3,771,744
                                                                          ------------
TOTAL SHORT-TERM
INVESTMENTS                                                                80,662,974
                                                                          ------------
(Cost $80,664,956)

TOTAL INVESTMENTS -- 99.5%                                                122,573,045
(Cost $121,170,614)+

Other Assets/
(Liabilities) - 0.5%                                                          665,829
                                                                          ------------

NET ASSETS -- 100.0%                                                     $123,238,874
                                                                          ------------

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)

   The accompanying notes are in integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements
--------------------------------------------------------------------------------

Statement of
Assets and
Liabilities

                                                                       December 31, 1995
                                                                       -----------------
Assets:
   Investments, at value (cost $40,505,658) (Note 2)................   $    41,910,071
   Short-term investments, at value (cost $80,664,956) (Note 2).....        80,662,974
                                                                       ---------------
      Total Investments.............................................       122,573,045
   Cash.............................................................               137
   Receivables from:
      Fund shares sold..............................................            20,778
      Interest......................................................           801,791
      Investment manager (Note 3)...................................               155
                                                                       ---------------
         Total assets...............................................       123,395,906
                                                                       ---------------

Liabilities:
   Payables for:
      Fund shares redeemed..........................................            94,719
      Directors' fees and expenses (Note 3).........................             2,286
      Affiliates (Note 3):
         Investment management fees.................................            46,511
         Administration fees........................................             8,189
         Service and distribution fees..............................               224
   Accrued expenses and other liabilities...........................             5,103
                                                                       ---------------
         Total liabilities..........................................           157,032
                                                                       ---------------
   Net assets.......................................................   $   123,238,874
                                                                       ===============

Net assets consist of:
   Paid-in capital..................................................   $   121,696,116
   Undistributed net investment income..............................            68,862
   Accumulated net realized gain on investments.....................            71,465
   Net unrealized appreciation on investments.......................         1,402,431
                                                                       ---------------
                                                                       $   123,238,874
                                                                       ===============

Net assets:
   Class 1..........................................................   $       110,989
                                                                       ===============
   Class 2..........................................................   $       111,702
                                                                       ===============
   Class 3..........................................................   $       112,027
                                                                       ===============
   Class 4..........................................................   $   122,904,156
                                                                       ===============

Shares outstanding:
   Class 1..........................................................            10,896
                                                                       ===============
   Class 2..........................................................            10,960
                                                                       ===============
   Class 3..........................................................            10,974
                                                                       ===============
   Class 4..........................................................        12,113,356
                                                                       ===============

Net asset value, offering price and
redemption price per share:
   Class 1..........................................................   $         10.19
                                                                       ===============
   Class 2..........................................................   $         10.19
                                                                       ===============
   Class 3..........................................................   $         10.21
                                                                       ===============
   Class 4..........................................................   $         10.15
                                                                       ===============

   The accompanying notes are in integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------
Statement of Operations

                                                                          Year ended
                                                                       December 31, 1995
                                                                       -----------------
Investment income:
   Interest........................................................... $     8,035,983
                                                                       ---------------
Expenses (Note 1):
   Investment management fees (Note 3)................................         528,655
   Custody fees.......................................................          14,065
   Audit and legal fees...............................................           3,578
   Directors' fees (Note 3)...........................................          11,048
   Fees waived by the investment manager (Note 3).....................         (39,446
                                                                       ---------------
                                                                               517,900
   Administration fees (Note 3):
      Class 1.........................................................             595
      Class 2.........................................................             543
      Class 3.........................................................             332
      Class 4.........................................................          91,617
   Distribution and service fees (Note 3):
      Class 1.........................................................             694
      Class 2.........................................................             161
                                                                       ---------------
         Net expenses.................................................         611,842
                                                                       ---------------
         Net investment income........................................       7,424,141
                                                                       ---------------
Realized and unrealized gain (loss):
   Net realized gain on investment transactions.......................       2,489,218
   Net change in unrealized appreciation (depreciation) on investments       2,855,699
                                                                       ---------------
         Net realized and unrealized gain.............................       5,344,917
                                                                       ---------------
   Net increase in net assets resulting from operations............... $    12,769,058
                                                                       ===============


     The accompanying notes are in integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of
Changes in Net
Assets

                                                                           Year ended         Period ended
                                                                       December 31, 1995   December 31, 1994*
                                                                       -----------------   -----------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income...........................................    $       7,424,141   $       1,748,894
   Net realized gain (loss) on investment transactions.............            2,489,218            (137,968)
   Net change in unrealized appreciation (depreciation)
      on investments...............................................            2,855,699          (1,453,268)
                                                                       -----------------   -----------------
   Net increase in net assets resulting from operations............           12,769,058             157,658
                                                                       -----------------   -----------------

Distributions to shareholders (Note 2):
   From net investment income:
   Class 1.........................................................               (5,481)               (939)
   Class 2.........................................................               (6,066)             (1,015)
   Class 3.........................................................               (6,421)             (1,030)
   Class 4.........................................................           (7,354,246)         (1,745,218)
                                                                       -----------------   -----------------
      Total distributions from net investment income...............           (7,372,214)         (1,748,202)
                                                                       -----------------   -----------------
   From net realized gains:
   Class 1.........................................................               (2,049)                 --
   Class 2.........................................................               (2,050)                 --
   Class 3.........................................................               (2,046)                 --
   Class 4.........................................................           (2,256,969)                 --
                                                                       -----------------   -----------------
      Total distributions from net realized gains..................           (2,263,114)                 --
                                                                       -----------------   -----------------
   In excess of net realized gains:
   Class 1.........................................................                   --                  (1)
   Class 2.........................................................                   --                  (1)
   Class 3.........................................................                   --                  (1)
   Class 4.........................................................                   --                (425)
                                                                       -----------------   -----------------
      Total distributions in excess of net realized gains..........                   --                (428)
                                                                       -----------------   -----------------

Net fund share transactions (Note 5):
   Class 1.........................................................                7,530              93,940
   Class 2.........................................................                8,116              94,016
   Class 3.........................................................                8,467             100,030
   Class 4.........................................................           12,933,618             (85,213)
                                                                       -----------------   -----------------
      Increase in net assets from net fund share transactions......           12,957,731             202,773
                                                                       -----------------   -----------------
   Total increase (decrease) in net assets.........................           16,091,461          (1,388,199)
                                                                       -----------------   -----------------

Net assets:
   Beginning of period (Note 1)....................................          107,147,413         108,535,612
                                                                       -----------------   -----------------
   End of period (including undistributed net investment income
      of $68,862 and $692, respectively)...........................    $     123,238,874   $     107,147,413
                                                                       =================   =================

* For the period from October 3, 1994 (commencement of operations) through December 31, 1994

   The accompanying notes are in integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                             Class 1                       Class 2
                                                                             -------                       -------
                                                                    Year ended    Period ended    Year ended    Period ended
                                                                     12/31/95      12/31/94**      12/31/95      12/31/94**
                                                                    ----------    ------------    ----------    ------------
Net asset value, beginning of period.............................     $   9.89     $     10.00      $   9.89     $     10.00
                                                                    ----------    ------------    ----------    ------------

Income (loss) from investment operations:
   Net investment income.........................................         0.55            0.09          0.61            0.10
   Net realized and unrealized gain (loss) on investments........         0.49           (0.11)         0.49           (0.11)
                                                                    ----------    ------------    ----------    ------------
   Total income (loss) from investment operations................         1.04           (0.02)         1.10           (0.01)
                                                                    ----------    ------------    ----------    ------------

Less distributions to shareholders:
   From net investment income....................................        (0.54)          (0.09)        (0.60)          (0.10)
   From net realized gains.......................................        (0.20)             --         (0.20)             --
   In excess of net realized gains***............................           --              --            --              --
                                                                    ----------    ------------    ----------    ------------
      Total distributions........................................        (0.74)          (0.09)        (0.80)          (0.10)
                                                                    ----------    ------------    ----------    ------------
Net asset value, end of period...................................     $  10.19     $      9.89      $  10.19     $      9.89
                                                                    ==========    ============    ==========    ============
Total Return.....................................................        10.54%          (0.17)%       11.11%          (0.09)%

Ratios / Supplemental Data:
   Net assets, end of period (000's).............................     $    111     $       100      $    112     $       101
   Net expenses to average daily net assets......................         1.65%#          1.65%#*       1.10%#          1.10%#*
   Net investment income to average daily net assets.............         5.20%           5.45%*        5.75%           5.99%*
   Portfolio turnover rate.......................................          114%             15%          114%             15%

   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:.................         1.68%           1.70%*        1.13%           1.15%*
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Class 3                       Class 4
                                                                              -------                       -------
                                                                      Year ended   Period ended     Year ended   Period ended
                                                                       12/31/95     12/31/94**       12/31/95     12/31/94**
                                                                      ----------   ------------     ----------   ------------
Net asset value, beginning of period.............................     $   9.91     $     10.00      $   9.85     $     10.00
                                                                      ----------   ------------     ----------   ------------

Income (loss) from investment operations:
   Net investment income.........................................         0.64            0.10          0.66            0.16
   Net realized and unrealized gain (loss) on investments........         0.49           (0.09)         0.50           (0.15)
                                                                      ----------   ------------     ----------   ------------
      Total income (loss) from investment operations.............         1.13            0.01          1.16            0.01
                                                                      ----------   ------------     ----------   ------------

Less distributions to shareholders:
   From net investment income....................................        (0.63)          (0.10)        (0.66)          (0.16)
   From net realized gains.......................................        (0.20)             --         (0.20)             --
   In excess of net realized gains***............................           --              --            --              --
                                                                      ----------   ------------     ----------   ------------
      Total distributions........................................        (0.83)          (0.10)        (0.86)          (0.16)
                                                                      ----------   ------------     ----------   ------------
Net asset value, end of period...................................     $  10.21     $      9.91      $  10.15     $      9.85
                                                                      ==========   ============     ==========   ============
Total Return.....................................................        11.46%           0.13%        11.77%+          0.13%+

Ratios / Supplemental Data:
   Net assets, end of period (000's).............................     $    112     $       100      $122,904     $   106,846
   Net expenses to average daily net assets......................         0.75%#          0.75%#*     0.5190%#        0.5190%#*
   Net investment income to average daily net assets.............         6.10%           6.36%*        6.32%           6.37%*
   Portfolio turnover rate.......................................          114%             15%          114%             15%
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:.................         0.78%           0.80%*      0.5524%         0.5654%*
------------------------------------------------------------------------------------------------------------------------------------

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***The distribution in excess of net realized gains amounted to $0.00004 per share for the period ended December 31, 1994.
+Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

  The accompanying notes are in integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio Manager Report
--------------------------------------------------------------------------------

What are the            The objectives and policies of the Fund are to:
investment objective
and policies for the    . achieve high total rate of return over the long term
Mass Mutual Core          consistent with prudent investment risk and the
Bond Fund?                preservation of capital

                        . invest primarily in investment-grade, fixed-income
                          securities

                        . maintain duration in a targeted range from four to
                          seven years to reduce volatility

                        . diversify investments by industry sector, maturity,
                          issuer class, and quality sectors to reduce risk of capital erosion

How has the Fund        The Fund's performance has been excellent. It compares
performed over the      favorably to its market indices and has been outstanding
year?                   on an absolute and historical basis. The past year has
                        been an extremely strong period for the bond market in general, with bonds from almost every sector the Fund invests in benefiting from decreasing interest rates and the price appreciation that accompanies rate declines.

What strategic          In response to declines in interest rates, our duration
decisions have you      increased somewhat over the year. A longer duration will
made within the         help us to take advantage of any potential benefits from
portfolio as a          further changes in the rate structure. Due in part to
result of lower         lower rates, new supply in the market--particularly in
rates?                  corporate bonds--tended to be longer term. So increasing
                        our duration has allowed us to continue to track the duration of the Lehman Government/Corporate Bond Index, which is our benchmark. The portfolio's average duration increased over the year from 4.90 years to 5.51 years.

What other strategic    During the year, the Fund grew from $194 million to $254
moves have you made     million in size. While this was due in part to asset
within the portfolio?   appreciation and in part to new investments, it required
                        a great deal of trading activity to become fully invested. Over the year, we sold some of our Treasuries as the market improved and increased our percentage allocation in corporate bonds from 21.0% to 30.6%.
                        Corporates also performed well over the year due to strong fundamentals and demand factors. Additionally, we increased our holdings of mortgage-backed securities.
                        Though mortgages are typically sensitive to prepayment risk, our well-seasoned, well-structured holdings remained strong throughout the year's declines in rates.

What areas of the       As we believe the corporate market still offers strong
market are you          potential, though within a slowing economy, we're
currently targeting?    employing extensive credit research before investing in
                        corporate issues. We also continue to increase our exposure to the mortgage-backed sector of the market, especially in adjustable rate mortgages, where we're finding particularly attractive pricing. Pricing remains an important part of our investment strategy. We continue to buy bonds across sectors wherever we believe we've found appreciation potential through mispriced issues. In terms of credit, while the Fund remains a high quality portfolio, our sales of Treasuries--the highest-rated securities we invest in--had the effect of reducing the average rating of the portfolio slightly.

What is your outlook    This has been a dramatic year for the bond market and
for the fund?           the Fund. While current low inflation and slow to
                        moderate economic growth lead us to believe there is still room for appreciation in the market, it would be very difficult to imagine repeating 1995's performance.
                        Our outlook is for the extension of a positive market environment, where income will again be an important component of total return. Within this outlook, we expect the Fund to continue to provide the potential for high total return consistent with reasonable risk by maintaining a diversified portfolio of high-quality bonds.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio Manager Report (Continued)
--------------------------------------------------------------------------------


Growth of a $10,000 Investment
Hypothetical Investments in MassMutual Core Bond
Fund Classes 1-4 and the Lehman Brothers
Government/Corporate Bond Index

--------------------------------------------------------
MassMutual Short-Term Bond Fund
Total Return            Since Inception
                        10/3/94 - 12/31/95      One Year
Class 1                      17.81%             17.81%
Class 2                      18.60%             18.51%
Class 3                      18.98%             18.87%
Class 4                      19.40%             19.15%
--------------------------------------------------------
Lehman Brothers              19.68%             19.24%
Government/Corporate Bond Index
--------------------------------------------------------

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Government/Corporate Bond Index is unmanaged and does not incur expenses.

                           [LINE GRAPH APPEARS HERE]


GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                     Lehman Bros.
Date    Class 1    Class 2    Class 3    Class 4      Gov't/Corp
----    -------    -------    -------    -------     ------------
10/3/94  10,000     10,000     10,000     10,000      10,000
12/94    10,000     10,008     10,009     10,020      10,037
2/95     10,404     10,421     10,433     10,447      10,467
4/95     10,585     10,614     10,635     10,651      10,683
6/95     11,121     11,170     11,192     11,212      11,221
8/95     11,191     11,240     11,272     11,303      11,320
10/95    11,455     11,514     11,556     11,589      11,603
12/95    11,781     11,860     11,898     11,940      11,968



                         Quality Structure (12/31/95)
                         MassMutual Core Bond Fund

Aaa/AAA         Baa/BBB         A/A         Aa/AA         Below Baa/BBB
-------         -------         ---         -----         -------------
 69.7%           17.7%           10.4%        1.4%            0.8%

                             [GRAPH APPEARS HERE]

Duration Diversification (12/31/95)
Mass Mutual Core Bond Fund

Average Duration = 5.5 years

  Less                                                                  More
  than                                                                  than
 1 year      1-3 years     3-5 years     5-7 years     7-10 years     10 years
--------     ---------     ---------     ---------     ----------     --------
  14.8%        14.4%         14.6%         23.4%         11.2%          21.6%

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments
December 31, 1995

                                     Principal
                                       Amount   Market Value
                                     ---------  ------------
BONDS & NOTES - 83.2%
ASSET BACKED SECURITIES - 7.4%
Daimler-Benz Vehicle
 Trust 1994-A
 5.950% 12/15/2000                 $   660,968    $  662,059
Daimler-Benz Auto
 Grantor Trust 1995-A
 5.850% 5/15/2002                    4,325,429     4,341,650
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999                     959,110       977,390
Ford Credit Auto
 Loan Master Trust,
 Series 1992-1
 6.875% 1/15/1999                    2,000,000     2,027,500
GMAC 1992-E
 Grantor Trust
 4.750% 8/15/1997                      321,666       320,257
Honda Auto
 Receivables 1992-A
 Grantor Trust
 4.900% 6/15/1998                      195,325       194,653
Nissan Auto
 Receivables 1994-A
 Grantor Trust
 6.450% 9/15/1999                    2,578,447     2,600,184
Railcar Trust No.
 1992-1
 7.750% 6/01/2004                    1,500,958     1,618,212
World Omni 1994-A
 Automobile Lease
 Securitization Trust
 6.450% 9/25/2000                    2,984,175     3,003,154
World Omni 1995-A
 Automobile Lease
 Securitization Trust
 6.050% 11/25/2001                   3,000,000     3,026,250
                                                ------------

TOTAL ASSET BACKED
SECURITIES                                        18,771,309
                                                ------------
(Cost $18,530,394)

CORPORATE DEBT -- 30.6%
American Airlines, Inc. @
 9.780% 11/26/2011                   2,000,000     2,364,400
AMR Corporation @
 9.000% 8/01/2012                    2,000,000     2,255,540
Analog Devices, Inc. @
 6.625% 3/01/2000                    1,500,000     1,519,470
Ashland Oil, Inc.
 8.950% 1/17/1996                    1,000,000     1,001,110

                                     Principal
                                       Amount   Market Value
                                     ---------  ------------
Associates Corporation
 of North America @
 7.875% 9/30/2001                  $ 1,500,000    $1,636,695
Bell Atlantic Financial
 Services, Inc.
 6.610% 2/04/2000                    1,750,000     1,806,525
Capital Cities/ABC,
 Inc.
 8.875% 12/15/2000                     875,000       988,488
Chrysler Corporation
 10.400% 8/01/1999                   1,500,000     1,597,830
Columbia Gas System
 Inc.
 6.610% 11/28/2002                   3,000,000     3,054,330
Commercial Credit
 Company @
 7.750% 3/01/2005                    3,000,000     3,333,180
Corning Glass Works,
 Inc. @
 8.875% 3/15/2016                    1,000,000     1,207,380
English China Clays
 Delaware Inc. @
 7.375% 10/01/2002                   1,000,000     1,059,300
Equifax Inc.
 6.500% 6/15/2003                    1,000,000     1,019,160
ERAC USA Finance
 Company 144A
 7.875% 3/15/1998                    2,000,000     2,102,500
Foster Wheeler
 Corporation
 6.750% 11/15/2005                   2,000,000     2,061,620
General Electric
 Capital Corporation
 8.750% 5/21/2007                    1,500,000     1,809,585
General Telephone
 Company of Florida
 7.500% 8/01/2002                    1,000,000     1,014,140
The Goldman Sachs
 Group, L.P. 144A
 6.200% 2/15/2001                    2,500,000     2,505,450
Harrahs Operating Inc.
 8.750% 3/15/2000                    1,100,000     1,113,750
Hercules Incorporated @
 6.625% 6/01/2003                    2,000,000     2,055,180
IMCERA Group Inc. @
 6.000% 10/15/2003                   1,000,000       962,390
ITT Destinations, Inc.
 7.375% 11/15/2015                   3,500,000     3,538,360
Leucadia National
 Corporation
 7.750% 8/15/2013                    2,500,000     2,587,975

                                     Principal
                                       Amount   Market Value
                                     ---------  ------------
McDonnell Douglas
 Corporation @
 9.250% 4/01/2002                  $ 1,500,000    $1,746,600
Newmont Mining
 Corporation @
 8.625% 4/01/2002                    2,000,000     2,209,980
News America
 Holdings, Incorporated
 9.250% 2/01/2013                    2,000,000     2,355,680
North Finance
 (Bermuda) Limited
 144A
 7.000% 9/15/2005                    2,000,000     2,040,000
Penske Truck Leasing
 Co., L.P.
 7.750% 5/15/1999                    1,500,000     1,566,540
Ralston Purina Co.
 7.750% 10/01/2015                   2,000,000     2,148,160
Rolls-Royce Capital
 Inc.
 7.125% 7/29/2003                    2,000,000     2,086,520
Service Corporation
 International
 7.000% 6/01/2015                    4,000,000     4,456,920
Tele-Communications,
 Inc.
 5.280% 8/20/1996                    1,575,000     1,568,716
Tenaga Nasional
 Berhad 144A
 7.875% 6/15/2004                    1,750,000     1,922,988
Thomas & Betts
 Corporation @
 8.250% 1/15/2004                    2,500,000     2,741,725
Time Warner, Inc.
 7.750% 6/15/2005                    3,000,000     3,123,090
United Air Lines, Inc.
 10.110% 2/19/2006                     953,721     1,081,996
Valassis
 Communications, Inc.
 9.550% 12/01/2003                   2,000,000     2,039,240
Westinghouse Electric
 Corporation
 8.375% 6/15/2002                    2,000,000     2,062,800
W.R. Grace & Co.
 7.250% 7/15/1997                    2,000,000     2,047,660
                                                ------------

TOTAL CORPORATE DEBT                              77,792,973
                                                ------------
(Cost $72,411,759)

(Continued)

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                                     Principal
                                       Amount   Market Value
                                     ---------  ------------
U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 17.5%
Federal Home Loan Mortgage Corporation (FHLMC) -- 3.3%
Collateralized Mortgage Obligations -- 3.1%
FHLMC Series 1080
 Class D
 7.000% 7/15/2020                 $  3,000,000   $ 3,048,750
FHLMC Series 1322
 Class G
 7.500% 2/15/2007                    2,000,000     2,088,740
FHLMC Series 1460
 Class H
 7.000% 5/15/2007                    2,000,000     2,072,500
FHLMC Series 1490
 Class PJ
 6.000% 5/15/2007                      600,000       599,250
                                                ------------
                                                   7,809,240
                                                ------------
Pass-Through Securities -- 0.2%
FHLMC
 9.000% 3/01/2017                      464,918       493,920
                                                ------------
                                                   8,303,160
                                                ------------

Federal National Mortgage
Association (FNMA) -- 2.9%
Collateralized Mortgage Obligations -- 2.6%
FNMA Series 1992-86
 Class C
 7.000% 6/25/2003                      686,644       689,645
FNMA Series 1993-175
 Class PL
 5.000% 10/25/2002                   2,000,000     1,980,000
FNMA Series 1993-191
 Class PD
 5.400% 3/25/2004                    1,500,000     1,486,395
FNMA Series 1993-221
 Class D
 6.000% 12/25/2008                   2,500,000     2,474,200
                                                ------------
                                                   6,630,240
                                                ------------

Pass-Through Securities -- 0.3%
FNMA
 8.000% 5/01/2013                      763,835       797,252
                                                ------------
                                                   7,427,492
                                                ------------

Government National Mortgage Association (GNMA) -- 9.7%
Collateralized Mortgage Obligations -- 0.8%
JHM Acceptance
 Corporation Series E
 Class 5
 8.960% 4/01/2019                    1,790,105     1,913,175
                                                ------------

                                     Principal
                                       Amount   Market Value
                                     ---------  ------------
Pass-Through Securities -- 8.9%
GNMA
 6.000% 7/20/2025 -
       12/20/2025                 $ 11,791,752   $11,923,129
GNMA
 8.000% 10/15/2006 -
         3/15/2008                   9,335,069     9,890,972
GNMA
 9.000% 12/15/2004 -
        10/15/2009                     736,178       796,912
                                                ------------
                                                  22,611,013
                                                ------------
                                                  24,524,188
                                                ------------

U.S. Government Guaranteed Notes -- 1.6%
1994-A Baxter
 Springs, KS
 5.930% 8/01/1999                      700,000       706,125
1994-A Erie, PA
 5.930% 8/01/1999                    1,590,000     1,603,913
1994-A Los Angeles
 County, CA
 5.930% 8/01/1999                      190,000       191,663
1994-A Montgomery
 County, PA
 5.930% 8/01/1999                      150,000       151,313
1994-A Pohatcong
 Township, NJ
 5.930% 8/01/1999                      255,000       257,231
1994-A Rochester, NY
 5.930% 8/01/1999                      135,000       136,181
1994-A Sacramento,
 CA
 5.930% 8/01/1999                       60,000        60,525
1994-A Santa Ana,
 CA
 5.930% 8/01/1999                      920,000       928,050
                                                ------------
                                                   4,035,001
                                                ------------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                                44,289,841
                                                ------------
(Cost $42,268,976)

U.S. TREASURY OBLIGATIONS -- 27.7%
U.S. Treasury Bonds -- 18.1%
U.S. Treasury Bond
 7.250% 5/15/2016                    2,000,000     2,283,740
U.S. Treasury Bond
 8.875% 8/15/2017                   32,575,000    43,629,978
                                                ------------
                                                  45,913,718
                                                ------------
U.S. Treasury Note -- 9.0%
U.S. Treasury Note
 7.250% 5/15/2004                   20,700,000    22,977,000
                                                ------------
                                     Principal
                                       Amount   Market Value
                                     ---------  ------------
U.S. Treasury Strip -- 0.6%
U.S. Treasury Strip -- Principal Only
 0.000% 2/15/2015                 $  4,750,000   $ 1,469,888
                                                ------------
TOTAL U.S. TREASURY
OBLIGATIONS                                       70,360,606
                                                ------------
(Cost $67,233,226)

TOTAL BONDS & NOTES                              211,214,729
                                                ------------
(Cost $200,444,355)

SHORT-TERM INVESTMENTS -- 15.5%
Commercial Paper
Comdisco, Inc.
 5.850% 1/16/1996                    2,880,000     2,872,980
CSX Corporation
 5.750% 1/03/1996                    9,135,000     9,132,082
Illinois Power
 Company
 5.900% 2/02/1996                    8,700,000     8,654,373
MAPCO, Inc.
 6.020% 1/19/1996                    3,220,000     3,210,308
ORIX Credit Alliance,
 Inc.
 6.000% 1/04/1996                    1,150,000     1,149,425
Texas Utilities
 Electric Co.
 6.300% 1/02/1996                    3,320,000     3,319,419
Textron Financial
 Corporation
 6.100% 1/22/1996                    2,915,000     2,904,628
Union Oil Company of
California
 6.000% 2/01/1996                    8,265,000     8,222,297
                                                ------------

TOTAL SHORT-TERM
INVESTMENTS                                       39,465,512
                                                ------------
(At Amortized Cost)

TOTAL INVESTMENTS -- 98.7%                       250,680,241

(Cost $239,909,867)+

Other Assets/
(Liabilities) - 1.3%                               3,270,585
                                                ------------

NET ASSETS -- 100.0%                            $253,950,826
                                                ------------

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7) 144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@All or a portion of this security is segregated to cover forward purchase commitments (Note 2).

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements
--------------------------------------------------------------------------------

Statement of
Assets and
Liabilities

                                                                     December 31, 1995
                                                                     -----------------
Assets:
   Investments, at value (cost $200,444,355) (Note 2)...........        $211,214,729
   Short-term investments, at amortized cost (Note 2)...........          39,465,512
                                                                     -----------------
      Total Investments.........................................         250,680,241
   Cash.........................................................              10,602
   Receivables from:
      Settlement of investments purchased on a
         forward commitment basis (Note 2)......................             394,831
      Fund shares sold..........................................             198,753
      Interest..................................................           3,013,947
      Investment manager (Note 3)...............................               7,034
                                                                     -----------------
         Total assets...........................................         254,305,408
                                                                     -----------------

Liabilities:
   Payables for:
      Fund shares redeemed......................................             230,776
      Directors' fees and expenses (Note 3).....................               2,286
      Affiliates (Note 3):
         Investment management fees.............................              93,825
         Administration fees....................................              17,692
         Service and distribution fees..........................                 320
   Accrued expenses and other liabilities.......................               9,683
                                                                     -----------------
         Total liabilities......................................             354,582
                                                                     -----------------
   Net assets...................................................        $253,950,826
                                                                     =================

Net assets consist of:
   Paid-in capital..............................................        $240,725,806
   Undistributed net investment income..........................             114,829
   Accumulated net realized gain on investments.................           1,944,986
   Net unrealized appreciation on investments
      and forward commitments...................................          11,165,205
                                                                     -----------------
                                                                        $253,950,826
                                                                     =================

Net assets:
   Class 1......................................................        $    170,927
                                                                     =================
   Class 2......................................................        $    119,720
                                                                     =================
   Class 3......................................................        $    120,100
                                                                     =================
   Class 4......................................................        $253,540,079
                                                                     =================

Shares outstanding:
   Class 1......................................................              15,844
                                                                     =================
   Class 2......................................................              11,069
                                                                     =================
   Class 3......................................................              11,095
                                                                     =================
   Class 4......................................................          23,578,010
                                                                     =================

Net asset value, offering price and
redemption price per share:
   Class 1......................................................        $      10.79
                                                                     =================
   Class 2......................................................        $      10.82
                                                                     =================
   Class 3......................................................        $      10.82
                                                                     =================
   Class 4......................................................        $      10.75
                                                                     =================

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of
Operations

                                                                        Year ended
                                                                     December 31, 1995
                                                                     -----------------
Investment income:
   Interest.......................................................      $15,156,170
                                                                     -----------------
Expenses (Note 1):
   Investment management fees (Note 3)............................          964,830
   Custody fees...................................................           28,360
   Audit and legal fees...........................................            6,861
   Directors' fees (Note 3).......................................           10,423
   Fees waived by the investment manager (Note 3).................          (91,069)
                                                                     -----------------
                                                                            919,405

   Administration fees (Note 3):
      Class 1.....................................................              762
      Class 2.....................................................              575
      Class 3.....................................................              357
      Class 4.....................................................          180,231
   Distribution and service fees (Note 3):
      Class 1.....................................................              870
      Class 2.....................................................              166
                                                                     -----------------
         Net expenses.............................................        1,102,366
                                                                     -----------------
         Net investment income....................................       14,053,804
                                                                     -----------------

Realized and unrealized gain (loss):
   Net realized gain on investments and forward commitments.......        9,143,745
   Net change in unrealized appreciation (depreciation) on
      investments and forward commitments.........................       14,064,619
                                                                     -----------------
         Net realized and unrealized gain.........................       23,208,364
                                                                     -----------------
   Net increase in net assets resulting from operations...........      $37,262,168
                                                                     =================

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statements of
Changes in Net
Assets

                                                                         Year ended        Period ended
                                                                     December 31, 1995   December 31, 1994*
                                                                     -----------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income...........................................       $ 14,053,804        $  3,530,055
   Net realized gain (loss) on investment transactions
      and forward commitments......................................          9,143,745            (173,558)
   Net change in unrealized appreciation (depreciation) on
      investments and forward commitments..........................         14,064,619          (2,899,414)
                                                                     -----------------   ------------------
      Net increase in net assets resulting from operations.........         37,262,168             457,083
                                                                     -----------------   ------------------

Distributions to shareholders (Note 2):
   From net investment income:
   Class 1.........................................................             (7,975)             (1,011)
   Class 2.........................................................             (5,956)             (1,087)
   Class 3.........................................................             (6,329)             (1,099)
   Class 4.........................................................        (13,924,661)         (3,505,824)
                                                                     -----------------   ------------------
      Total distributions from net investment income...............        (13,944,921)         (3,509,021)
                                                                     -----------------   ------------------
   From net realized gains:
   Class 1.........................................................             (4,784)                 --
   Class 2.........................................................             (3,332)                 --
   Class 3.........................................................             (3,329)                 --
   Class 4.........................................................         (7,028,844)                 --
                                                                     -----------------   ------------------
      Total distributions from net realized gains..................         (7,040,289)                 --
                                                                     -----------------   ------------------

Net fund share transactions (Note 5):
   Class 1.........................................................             61,915              94,011
   Class 2.........................................................              9,288              94,087
   Class 3.........................................................              9,658             100,099
   Class 4.........................................................         43,139,641          (9,954,871)
                                                                     -----------------   ------------------
   Increase (decrease) in net assets from net
      fund share transactions......................................         43,220,502          (9,666,674)
                                                                     -----------------   ------------------
   Total increase (decrease) in net assets.........................         59,497,460         (12,718,612)

Net assets:
   Beginning of period (Note 1)....................................        194,453,366         207,171,978
                                                                     -----------------   ------------------
   End of period (including undistributed net investment income
      of $114,829 and $13,385, respectively).......................       $253,950,826        $194,453,366
                                                                     =================   ==================

* For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                             Class 1                        Class 2
                                                                             -------                        -------
                                                                    Year ended    Period ended     Year ended    Period ended
                                                                     12/31/95      12/31/94**       12/31/95      12/31/94**
                                                                    ----------    ------------     ----------    ------------
Net asset value, beginning of period............................     $    9.90     $     10.00      $    9.90    $     10.00
                                                                    ----------    ------------     ----------    ------------
Income (loss) from investment operations:
   Net investment income........................................          0.50            0.10           0.64           0.11
   Net realized and unrealized gain (loss) on investments.......          1.26           (0.10)          1.19          (0.10)
                                                                    ----------    ------------     ----------    ------------
      Total income (loss) from investment operations............          1.76              --           1.83           0.01
                                                                    ----------    ------------     ----------    ------------
Less distributions to shareholders:
   From net investment income...................................         (0.54)          (0.10)         (0.58)         (0.11)
   From net realized gains......................................         (0.33)             --          (0.33)            --
                                                                    ----------    ------------     ----------    ------------
      Total distributions.......................................         (0.87)          (0.10)         (0.91)         (0.11)
                                                                    ----------    ------------     ----------    ------------
Net asset value, end of period..................................     $   10.79     $      9.90      $   10.82    $      9.90
                                                                    ==========    ============     ==========    ============
Total Return....................................................         17.81%           0.00%         18.51%          0.08%

Ratios / Supplemental Data:
   Net assets, end of period (000's)............................     $     171     $       101      $     120    $       101
   Net expenses to average daily net assets.....................          1.65%#          1.65%#*        1.10%#         1.10%#*
   Net investment income to average daily net assets............          5.39%           5.91%*         5.97%          6.46%*
   Portfolio turnover rate......................................           104%              7%           104%             7%
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:................          1.69%           1.71%*         1.14%          1.16%*
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Class 3                        Class 4
                                                                             -------                        -------
                                                                    Year ended    Period ended     Year ended    Period ended
                                                                     12/31/95      12/31/94**       12/31/95      12/31/94**
                                                                    ----------    ------------     ----------    ------------
Net asset value, beginning of period............................     $    9.90     $     10.00      $    9.84    $     10.00
                                                                    ----------    ------------     ----------    ------------
Income (loss) from investment operations:
   Net investment income........................................          0.68            0.11        0.72***           0.18
   Net realized and unrealized gain (loss) on investments.......          1.19           (0.10)          1.17          (0.16)
                                                                    ----------    ------------     ----------    ------------
      Total income (loss) from investment operations............          1.87            0.01           1.89           0.02
                                                                    ----------    ------------     ----------    ------------
Less distributions to shareholders:
   From net investment income...................................         (0.62)          (0.11)         (0.65)         (0.18)
   From net realized gains......................................         (0.33)             --          (0.33)            --
                                                                    ----------    ------------     ----------    ------------
      Total distributions.......................................         (0.95)          (0.11)         (0.98)         (0.18)
                                                                    ----------    ------------     ----------    ------------
Net asset value, end of period..................................     $   10.82     $      9.90      $   10.75    $      9.84
                                                                    ==========    ============     ==========    ============
Total Return....................................................         18.87%           0.09%         19.15%+         0.20%+

Ratios / Supplemental Data:
   Net assets, end of period (000's)............................     $     120     $       101      $ 253,540    $   194,150
   Net expenses to average daily net assets.....................          0.75%#          0.75%#*      0.5130%#       0.5130%#*
   Net investment income to average daily net assets............          6.32%           6.83%*         6.56%          6.86%*
   Portfolio turnover rate......................................           104%              7%           104%             7%
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:................          0.79%           0.81%*       0.5553%        0.5672%*
------------------------------------------------------------------------------------------------------------------------------------

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount has been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
+Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio Manager Report
--------------------------------------------------------------------------------

What are the            The objectives and policies of the Fund are to:
investment objective
and policies for the    . achieve high total rate of return over the long term
MassMutual Balanced       consistent with the preservation of capital
Fund?
                        . invest in equity securities, fixed-income securities
                          and money market instruments

                        . manage the allocation of investments in three sectors
                          within the following ranges:

                        10%-45% Prime Sector
                        10%-25% Core Bond Sector
                        45%-65% Value Equity Sector

How has the Fund        On an absolute basis, the Fund has performed quite well,
performed over the      backed by the dramatic appreciation declining interest
year?                   rates sparked in both the stock and bond markets.
                        Because of the Fund's focus on preservation of capital, however, it did not perform as well as some of its more aggressive peers over this unusual time period. Though it will tend to lag in strong bull markets, we believe our strategy is prudent for long-term investors and that it will outperform its peers over time.

Did your allocation     As stock prices climbed higher over the year, and
between stocks, bonds   dividend yields fell, we trended our equity position
and cash change over    down somewhat. Our stock holdings will normally fall
the year?               within a range of 45% to 65% of the portfolio. In the
                        beginning of the year, we were 50% invested in stocks.
                        By the end of 1995, they represented approximately 49%.
                        Our core bond holdings at the end of 1995 represented
                        12% of the portfolio, down from 16%. In bonds, a flattening yield curve also indicated a shortening in the average life of our portfolio. When the yield curve is flatter, investors are typically not well-compensated for extending into longer-maturity bonds. While this excluded us from some of the appreciation in the bond market, our bond portfolio performed well. Our allocation decisions stem from a policy consistent with preservation of capital. The remainder of the portfolio, approximately 39% up from 34% a year ago, is invested in short-term securities.

What strategic moves    Though our performance was held back somewhat by the
did you make within     fact that the value stocks we invest in were
the portfolio?          outperformed by growth issues, we benefited from the
                        strong relative performance of large cap stocks over the year. During the year, we increased our exposure to consumer non-durables, one of the best performing sectors of the market. Our purchases here were in businesses typically insulated from slowing economic growth, and benefited the portfolio considerably. We also increased our holdings in the very strong financial services area. Our higher exposure to financial services, both in banking and insurance, was another plus for the Fund. In terms of bond holdings, we sold some of our Treasuries as the market improved and increased our percentage allocation in corporate bonds.
                        Corporates performed well over the year due to strong fundamentals and demand factors. Additionally, we increased our holdings of mortgage-backed securities.
                        Though mortgages are typically sensitive to prepayment risk, our well-seasoned, well-structured holdings remained strong throughout the year's declines in rates.

What is your outlook    An environment of low inflation, favorable interest
for the Fund?           rates and slow to moderate economic growth suggests the
                        continuation of decent markets for both stocks and bonds. While results should remain positive, we expect to see a return to more normal periods for both markets.
                        In stocks, we are positioning the Fund for greater volatility and selectivity in the coming year; in bonds, we expect income to again become the most consistent component of total return. We believe the Balanced
                        Fund's conservative strategy should position it to perform well during what we believe will be a more typical market environment.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio Manager Report (Continued)
--------------------------------------------------------------------------------

Growth of a $10,000 Investment
Hypothetical Investments in MassMutual Balanced
Fund Classes 1-4 and the Lipper Balanced Fund
Index

--------------------------------------------------------
MassMutual Short-Term Bond Fund
Total Return            Since Inception
                        10/3/94 - 12/31/95      One Year
Class 1                      19.92%             19.92%
Class 2                      20.70%             20.50%
Class 3                      21.32%             20.96%
Class 4                      21.64%             21.31%
--------------------------------------------------------
Lipper Balanced              23.09%             24.59%
Fund Index
--------------------------------------------------------

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index is unmanaged and does not incur expenses.

                           [LINE GRAPH APPEARS HERE]


GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                        Lipper
Date   Class 1     Class 2    Class 3    Class 4        Index
----   -------     -------    -------    -------     ------------
10/3/94 10,000      10,000     10,000     10,000      10,000
12/94   10,000      10,017     10,028     10,029       9,880
2/95    10,411      10,429     10,452     10,451      10,288
4/95    10,703      10,731     10,764     10,775      10,659
6/95    11,086      11,124     11,158     11,179      11,206
8/95    11,327      11,376     11,419     11,432      11,490
10/95   11,509      11,578     11,621     11,645      11,779
12/95   11,992      12,070     12,132     12,164      12,309






      MassMutual Balanced Fund
      Asset Allocation (12/31/95)

Common          Short-Term
Stocks            Issues        Bonds
------          ----------      -----
  49%              39%             12%


MassMutual Balanced Fund
Largest Stock Holdings (12/31/95)
---------------------------------
Bristol-Myers Squibb Company
Pfizer Incorporated
General Electric Company
Hewlett-Packard Company
AT&T Corporation
Amoco Corporation
SAFECO Corporation
AMP, Inc.
Minnesota Mining & Manufacturing Company
Mobil Company

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments
December 31, 1995

                                                 Number of
                                                  Shares     Market Value
                                                 ---------   ------------
EQUITIES - 49.3%
Aerospace & Defense -- 1.2%
The Boeing Company                                  42,000     $3,291,750
TRW, Inc.                                           30,100      2,332,750
                                                             ------------
                                                                5,624,500
                                                             ------------

Agribusiness -- 0.8%
Archer-Daniels-Midland
 Company                                            70,053      1,260,954
Pioneer Hi-Bred
 International, Inc.                                45,500      2,530,938
                                                             ------------
                                                                3,791,892
                                                             ------------

Apparel, Textiles & Shoes -- 0.5%
VF Corporation                                      44,500      2,347,375
                                                             ------------

Automotive & Parts -- 2.3%
Ford Motor Company                                  89,000      2,581,000
Genuine Parts
 Company                                            88,000      3,608,000
Goodyear Tire &
 Rubber Company                                     91,700      4,160,888
                                                             ------------
                                                               10,349,888
                                                             ------------

Banking, Savings & Loans -- 3.4%
The Bank of New
 York Company,
 Incorporated                                       85,000      4,143,750
Comerica, Incorporated                              88,000      3,531,000
CoreStates Financial
 Corporation                                        81,500      3,086,813
Norwest Corporation                                 57,000      1,881,000
Wachovia Corporation                                60,100      2,749,575
                                                             ------------
                                                               15,392,138
                                                             ------------

Beverages -- 1.1%
Brown-Forman
 Corporation (Class B)                              66,000      2,409,000
Pepsico, Incorporated                               43,500      2,430,563
                                                             ------------
                                                                4,839,563
                                                             ------------

Chemicals -- 1.9%
Eastman Chemical
 Company                                            50,025      3,132,816
E. I. du Pont de
 Nemours and Company                                31,500      2,201,063
The Lubrizol
 Corporation                                        48,000      1,338,000
Nalco Chemical
 Company                                            64,000      1,928,000
                                                             ------------
                                                                8,599,879
                                                             ------------

Communications -- 1.2%
AT & T Corporation                                  82,000      5,309,500
                                                             ------------
                                                 Number of
                                                  Shares     Market Value
                                                 ---------   ------------
Computers & Office Equipment -- 3.4%
Hewlett-Packard
 Company                                            76,000     $6,365,000
International Business
 Machines Corporation                               23,000      2,110,250
Pitney Bowes, Inc.                                  80,500      3,783,500
Xerox Corporation                                   24,000      3,288,000
                                                             ------------
                                                               15,546,750
                                                             ------------

Containers -- 0.5%
Temple-Inland, Inc.                                 52,500      2,316,563
                                                             ------------

Cosmetics & Personal Care -- 0.7%
Kimberly-Clark
 Corporation                                        37,900      3,136,225
                                                             ------------

Electric Utilities -- 1.0%
Niagara Mohawk
 Power Corporation                                  90,000        866,250
NIPSCO Industries,
 Inc.                                               40,000      1,530,000
SCANA Corporation                                   70,000      2,003,750
                                                             ------------
                                                                4,400,000
                                                             ------------

Electrical Equipment & Electronics -- 4.1%
AMP, Inc.                                          115,000      4,413,125
General Electric
 Company                                            92,000      6,624,000
General Signal
 Corporation                                        53,000      1,715,875
Honeywell Inc.                                      54,000      2,625,750
Hubbell, Incorporated
 (Class B)                                          48,011      3,156,750
                                                             ------------
                                                               18,535,500
                                                             ------------

Energy -- 4.4%
Amoco Corporation                                   72,500      5,210,938
Atlantic Richfield
 Company                                            33,000      3,654,750
Chevron Corporation                                 70,500      3,701,250
Kerr-McGee
 Corporation                                        48,500      3,079,750
Mobil Corporation                                   38,500      4,312,000
Union Pacific
 Resources Group, Inc.                              12,200        309,575
                                                             ------------
                                                               20,268,263
                                                             ------------

Financial Services -- 0.7%
American Express
 Company                                            76,500      3,165,188
                                                             ------------

Foods -- 0.9%
CPC International, Inc.                             61,000      4,186,125
                                                             ------------
                                                 Number of
                                                  Shares     Market Value
                                                 ---------   ------------
Forest Products & Paper -- 1.3%
Westvaco Corporation                                66,600     $1,848,150
Weyerhaeuser Company                                90,400      3,909,793
                                                             ------------
                                                                5,757,943
                                                             ------------

Hardware & Tools -- 0.7%
The Stanley Works                                   62,400      3,213,600
                                                             ------------

Healthcare -- 5.2%
Becton, Dickinson and
 Company                                            53,600      4,020,000
Bristol-Myers Squibb
 Company                                            99,000      8,501,625
Pfizer, Incorporated                               119,000      7,497,000
Schering-Plough Corp.                               69,800      3,821,550
                                                             ------------
                                                               23,840,175
                                                             ------------

Household Products -- 0.5%
The Clorox Company                                  32,500      2,327,813
                                                             ------------

Industrial Distribution -- 0.7%
W.W. Grainger, Inc.                                 46,200      3,060,750
                                                             ------------

Industrial Transportation -- 0.8%
Norfolk Southern
 Corporation                                        46,000      3,651,250
Roadway Services, Inc.                                 500         24,438
                                                             ------------
                                                                3,675,688
                                                             ------------

Insurance -- 2.6%
Allstate Corporation                                36,544      1,502,872
Jefferson-Pilot
 Corporation                                        39,750      1,848,375
MBIA, Inc.                                          29,500      2,212,500
SAFECO Corporation                                 146,000      5,037,000
Unitrin, Inc.                                       27,500      1,320,000
                                                             ------------
                                                               11,920,747
                                                             ------------

Machinery & Components -- 0.9%
Dover Corporation                                   62,000      2,286,250
Parker-Hannifin
 Corporation                                        55,000      1,883,750
                                                             ------------
                                                                4,170,000
                                                             ------------

Metals & Mining -- 0.1%
Reynolds Metals
 Company                                            12,000        679,500
                                                             ------------

Miscellaneous -- 1.4%
Harsco Corporation                                  34,500      2,005,313
Minnesota Mining &
 Manufacturing
 Company                                            66,500      4,405,625
                                                             ------------
                                                                6,410,938
                                                             ------------

                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                                                 Number of
                                                  Shares     Market Value
                                                 ---------   ------------
Photography -- 0.6%
Eastman Kodak
 Company                                            43,000   $  2,881,000
                                                             ------------

Publishing & Printing -- 2.3%
The Dun &
 Bradstreet Corporation                             61,000      3,949,750
McGraw-Hill
 Companies, Inc.                                    44,500      3,877,063
R.R. Donnelley & Sons
 Company                                            72,500      2,854,688
                                                             ------------
                                                               10,681,501
                                                             ------------

Retail -- 1.2%
J.C. Penney Company,
 Inc.                                               18,000        857,250
The May Department
 Stores Company                                     70,500      2,978,625
Sears Roebuck and
 Company                                            47,000      1,833,000
                                                             ------------
                                                                5,668,875
                                                             ------------

Retail - Grocery -- 0.7%
Albertson's, Inc.                                   92,700      3,047,513
                                                             ------------

Telephone Utilities -- 1.4%
Ameritech Corporation                               37,000      2,183,000
Frontier Corporation                                80,500      2,415,000
Southern New England
 Telecommunications
 Corporation                                        47,000      1,868,250
                                                             ------------
                                                                6,466,250
                                                             ------------

Tobacco -- 0.8%
American Brands, Inc.                               83,500      3,726,188
                                                             ------------

TOTAL EQUITIES                                                225,337,830
                                                             ------------
(Cost $177,038,015)

                                                 Principal
                                                  Amount     Market Value
                                                 ---------   ------------
BONDS & NOTES -- 12.3%
ASSET BACKED SECURITIES -- 1.2%
Daimler-Benz Vehicle
 Trust 1994-A
 5.950% 12/15/2000                              $  440,645        441,372
Daimler-Benz Auto
 Grantor Trust 1995-A
 5.850% 5/15/2002                                1,922,413      1,929,622
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999                                 639,407        651,594
GMAC 1992-E
 Grantor Trust
 4.750% 8/15/1997                                   64,333         64,051
Honda Auto
 Receivables 1992-A
 Grantor Trust
 4.900% 6/15/1998                                   97,662         97,326

                                                 Principal
                                                  Amount     Market Value
                                                 ---------   ------------
Nissan Auto
 Receivables 1994-A
 Grantor Trust
 6.450% 9/15/1999                               $  902,457     $  910,064
Railcar Trust No.
 1992-1
 7.750% 6/01/2004                                  428,845        462,346
World Omni 1994-A
 Automobile Lease
 Securitization Trust
 6.450% 9/25/2000                                  852,621        858,044
                                                             ------------

TOTAL ASSET BACKED
SECURITIES                                                      5,414,419
                                                             ------------
(Cost $5,347,658)

CORPORATE DEBT -- 3.9%
American Airlines, Inc. @
 9.780% 11/26/2011                               1,000,000      1,182,200
American Brands, Inc.
 8.570% 2/15/1996                                  500,000        501,425
AMR Corporation @
 9.000% 8/01/2012                                  500,000        563,885
Analog Devices, Inc.
 6.625% 3/01/2000                                  500,000        506,490
Bell Atlantic Financial
 Services, Inc. @
 6.610% 2/04/2000                                1,000,000      1,032,300
Cardinal Distribution,
 Inc.
 8.000% 3/01/1997                                  500,000        512,890
Delta Air Lines, Inc.
 8.540% 1/02/2007                                  454,388        492,443
English China Clays
 Delaware Inc. @
 7.375% 10/01/2002                                 500,000        529,650
ERAC USA Finance
 Company 144A
 7.875% 3/15/1998                                1,000,000      1,051,250
The Goldman Sachs
 Group, L.P. 144A
 6.200% 2/15/2001                                1,000,000      1,002,180
GTE Corporation
 9.100% 6/01/2003                                  500,000        581,355
Leucadia National
 Corporation
 7.750% 8/15/2013                                1,000,000      1,035,190
McDonnell Douglas
 Corporation @
 9.250% 4/01/2002                                  500,000        582,200
Newmont Mining
 Corporation @
 8.625% 4/01/2002                                1,000,000      1,104,990
North Finance
 (Bermuda) Limited
 144A
 7.000% 9/15/2005                                1,000,000      1,020,000
Polaroid Corporation
 7.250% 1/15/1997                                1,000,000      1,013,290

                                                 Principal
                                                  Amount     Market Value
                                                 ---------   ------------
Rolls-Royce Capital
 Inc.
 7.125% 7/29/2003                               $1,000,000     $1,043,260
Service Corporation
 International
 7.000% 6/01/2015                                1,000,000      1,114,230
Tenaga Nasional
 Berhad 144A
 7.875% 6/15/2004                                  750,000        824,138
Thomas & Betts
 Corporation
 8.250% 1/15/2004                                  500,000        548,345
Time Warner, Inc.
 7.750% 6/15/2005                                1,000,000      1,041,030
United States Leasing
 International, Inc.
 8.750% 5/01/1996                                  500,000        504,805
                                                             ------------

TOTAL CORPORATE DEBT                                           17,787,546
                                                             ------------
(Cost $16,214,629)

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 3.7%
Federal Home Loan Mortgage Corporation (FHLMC) -- 0.3%
Collateralized Mortgage Obligations -- 0.2%
FHLMC Series 1322
 Class G
 7.500% 2/15/2007                                1,000,000      1,044,370
                                                             ------------
Pass-Through Securities -- 0.1%
FHLMC
 9.000% 3/01/2017                                  232,504        247,008
                                                             ------------
                                                                1,291,378
                                                             ------------

Federal National Mortgage Association
(FNMA) -- 0.6%

Collateralized Mortgage Obligations -- 0.4%
FNMA Series 1993-191
 Class PD
 5.400% 3/25/2004                                1,000,000        990,930
FNMA Series 1993-221
 Class D
 6.000% 12/25/2008                               1,000,000        989,680
                                                             ------------
                                                                1,980,610
                                                             ------------
Pass-Through Securities -- 0.2%
FNMA
 8.000% 5/01/2013                                  763,835        797,252
                                                             ------------
                                                                2,777,862
                                                             ------------

                                                                     (Continued)

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                                                 Principal
                                                  Amount     Market Value
                                                 ---------   ------------
Government National Mortgage Association (GNMA) -- 1.4%
Pass-Through Securities
GNMA
 6.000% 7/20/2025 -
        10/15/2006                             $ 2,474,196     $2,502,724
GNMA
 7.500% 10/15/2006 -
         7/15/2007                               1,519,911      1,590,101
GNMA
 8.000% 11/15/2004 -
         7/15/2008                               1,274,505      1,350,401
GNMA
 9.000% 12/15/2008 -
         5/15/2009                                 754,941        817,224
                                                             ------------
                                                                6,260,450
                                                             ------------
U.S. Government Guaranteed Notes -- 1.4%
1991-A Fairfax
 County, VA
 8.740% 8/01/2001                                  200,000        226,942
1991-A Jefferson
 Park, CA
 8.740% 8/01/2001                                1,740,000      1,974,395
1991-A Monroe
 County, NY
 8.740% 8/01/2001                                  500,000        567,355
1991-A Rochester, NY
 8.740% 8/01/2001                                   60,000         68,083
1994-A Ocean Shores,
 WA
 5.040% 8/01/1996                                  100,000         99,750
1994-A Sacramento
 City, CA
 5.040% 8/01/1996                                  190,000        189,525
1994-A Virginia Beach,
 VA
 5.040% 8/01/1996                                  210,000        209,475
U.S. Dept. of Housing
 and Urban
 Development, Series
 1995-A @
 8.240% 8/01/2002                                3,000,000      3,383,250
                                                             ------------
                                                                6,718,775
                                                             ------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                                             17,048,465
                                                             ------------
(Cost $15,952,135)

U.S. TREASURY OBLIGATIONS -- 3.5%

U.S. Treasury Bonds -- 1.7%
U.S. Treasury Bond
 7.125% 2/15/2023                                3,200,000      3,659,008
U.S. Treasury Bond
 7.500% 11/15/2016                               3,500,000      4,103,750
                                                             ------------
                                                                7,762,758
                                                             ------------

                                                 Principal
                                                  Amount     Market Value
                                                 ---------   ------------
U.S. Treasury Notes -- 1.8%
U.S. Treasury Note
 6.250% 5/31/2000                              $ 4,000,000     $4,134,360
U.S. Treasury Note
 7.500% 11/15/2001                               3,750,000      4,130,288
                                                             ------------
                                                                8,264,648
                                                             ------------

TOTAL U.S. TREASURY
OBLIGATIONS                                                    16,027,406
                                                             ------------
(Cost $14,226,882)

TOTAL BONDS & NOTES                                            56,277,836
                                                             ------------
(Cost $51,741,304)

SHORT-TERM INVESTMENTS -- 38.1%
Commercial Paper
Aristar, Inc.
 5.600% 2/14/1996                                4,820,000      4,787,010
Bausch & Lomb, Inc.
 5.900% 2/16/1996                                6,910,000      6,857,906
Carter Holt Harvey
 Limited
 6.000% 1/19/1996                                5,850,000      5,832,450
Comdisco, Inc.
 5.970% 2/15/1996                                3,730,000      3,702,165
Comdisco, Inc.
 6.000% 1/22/1996                                6,555,000      6,532,058
Comdisco, Inc.
 6.000% 1/26/1996                                3,800,000      3,784,167
ConAgra, Inc.
 5.770% 2/13/1996                                2,550,000      2,532,426
ConAgra, Inc.
 5.920% 2/07/1996                                6,040,000      6,003,250
ConAgra, Inc.
 5.930% 2/01/1996                                4,695,000      4,671,025
Cox Enterprises, Inc.
 5.900% 2/08/1996                                4,300,000      4,273,220
Cox Enterprises, Inc.
 5.910% 2/05/1996                                5,700,000      5,667,249
Cox Enterprises, Inc.
 5.950% 1/30/1996                                4,000,000      3,980,828
CSX Corporation
 5.750% 1/03/1996                                2,580,000      2,579,176
Dana Credit
 Corporation
 5.820% 3/21/1996                                4,035,000      3,983,457
Dana Credit
 Corporation
 5.900% 3/29/1996                                1,790,000      1,764,855
Dean Witter, Discover
 & Co.
 5.700% 2/02/1996                                5,070,000      5,044,312
Dominion Resources,
 Inc.
 6.010% 1/23/1996                                4,800,000      4,782,371
GTE Corporation
 5.600% 3/05/1996                                4,500,000      4,453,963

                                                 Principal
                                                  Amount     Market Value
                                                 ---------   ------------
GTE Corporation
 5.860% 2/06/1996                              $ 2,550,000     $2,535,057
Illinois Power
 Company
 6.000% 1/08/1996                                4,745,000      4,739,464
Kerr-McGee Credit
 Corporation
 5.680% 2/12/1996                                3,710,000      3,685,415
Loral Corporation
 6.020% 1/04/1996                                5,295,000      5,292,344
MAPCO Inc.
 6.000% 1/17/1996                                4,025,000      4,014,267
MCI Communications
 Corporation
 5.530% 2/21/1996                                3,745,000      3,715,661
Nestle Capital
 Corporation
 5.820% 1/02/1996                                3,560,000      3,559,424
ORIX Credit Alliance,
 Inc.
 6.000% 2/09/1996                                3,325,000      3,303,388
ORIX Credit Alliance,
 Inc.
 6.000% 2/23/1996                                4,385,000      4,346,266
ORIX Credit Alliance,
 Inc.
 6.100% 1/03/1996                                4,570,000      4,568,451
Pennsylvania Power &
 Light Company
 6.070% 1/09/1996                                1,245,000      1,243,321
Rite Aid Corporation
 5.950% 1/24/1996                                1,875,000      1,867,873
Rite Aid Corporation
 6.000% 1/29/1996                                6,025,000      5,996,884
Textron Inc.
 6.000% 2/22/1996                                2,195,000      2,175,977
Tyson Foods, Inc.
 5.940% 1/11/1996                                4,885,000      4,876,940
Tyson Foods, Inc.
 5.970% 1/10/1996                                6,870,000      6,859,747
Tyson Foods, Inc.
 5.990% 1/09/1996                                1,225,000      1,223,370
Union Oil Company of
 California
 5.990% 1/18/1996                                4,415,000      4,402,512
Union Oil Company of
 California
 6.010% 1/05/1996                                3,995,000      3,992,332
Union Pacific
 Corporation
 5.950% 1/12/1996                                4,790,000      4,781,291
Union Pacific
 Corporation
 6.000% 1/25/1996                                4,000,000      3,984,000

                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                                                 Principal
                                                  Amount     Market Value
                                                 ---------   ------------
UOP
 6.000% 1/16/1996                               $6,625,000   $  6,608,434
UOP
 6.000% 1/31/1996                                5,085,000      5,059,575
                                                             ------------

TOTAL SHORT-TERM
INVESTMENTS                                                   174,063,881
                                                             ------------
(Cost $174,063,804)

TOTAL INVESTMENTS -- 99.7%                                    455,679,547
(Cost $402,843,123)+

Other Assets/
(Liabilities) - 0.3%                                            1,507,984
                                                             ------------

NET ASSETS -- 100.0%                                         $457,187,531
                                                             ------------

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)
144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


@ All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).


             The remainder of this page intentionally left blank.


     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements
--------------------------------------------------------------------------------

Statement of
Assets and
Liabilities

                                                                     December 31, 1995
                                                                     -----------------
Assets:
   Investments, at value (cost $228,779,319) (Note 2)............... $    281,615,666
   Short-term investments, at value (cost $174,063,804) (Note 2)....      174,063,881
                                                                     ----------------
      Total Investments.............................................      455,679,547
                                                                     ----------------
   Cash.............................................................            2,308
   Receivables from:
      Investments sold..............................................          301,823
      Settlement of investments purchased on a
         forward commitment basis (Note 2)..........................          147,679
      Fund shares sold..............................................          513,588
      Interest and dividends........................................        1,306,409
      Investment manager (Note 3)...................................           13,780
                                                                     ----------------
         Total assets...............................................      457,965,134
                                                                     ----------------

Liabilities:
   Payables for:
      Investments purchased.........................................           31,267
      Fund shares redeemed..........................................          521,456
      Directors' fees and expenses (Note 3).........................            2,286
      Affiliates (Note 3):
         Investment management fees.................................          172,576
         Administration fees........................................           32,812
         Service and distribution fees..............................              323
   Accrued expenses and other liabilities...........................           16,883
                                                                     ----------------
         Total liabilities..........................................          777,603
                                                                     ----------------
   Net assets....................................................... $    457,187,531
                                                                     ================

Net assets consist of:
   Paid-in capital.................................................. $    403,146,532
   Undistributed net investment income..............................          179,574
   Accumulated net realized gain on investments.....................          877,322
   Net unrealized appreciation on investments
      and forward commitments.......................................       52,984,103
                                                                     ----------------
                                                                     $    457,187,531
                                                                     ================

Net assets:
   Class 1.......................................................... $        173,043
                                                                     ================
   Class 2.......................................................... $        120,668
                                                                     ================
   Class 3.......................................................... $        120,960
                                                                     ================
   Class 4.......................................................... $    456,772,860
                                                                     ================

Shares outstanding:
   Class 1..........................................................           15,043
                                                                     ================
   Class 2..........................................................           10,464
                                                                     ================
   Class 3..........................................................           10,473
                                                                     ================
   Class 4..........................................................       39,690,301
                                                                     ================

Net asset value, offering price and
redemption price per share:
   Class 1.......................................................... $          11.50
                                                                     ================
   Class 2.......................................................... $          11.53
                                                                     ================
   Class 3.......................................................... $          11.55
                                                                     ================
   Class 4.......................................................... $          11.51
                                                                     ================

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of
Operations

                                                                        Year ended
                                                                     December 31, 1995
                                                                     -----------------
Investment income:
 Interest........................................................    $     12,886,762
 Dividends (net of withholding tax of $1,498)....................           5,889,916
                                                                     -----------------
   Total investment income.......................................          18,776,678
                                                                     -----------------

Expenses (Note 1):
 Investment management fees (Note 3).............................            1,801,770
 Custody fees....................................................               50,164
 Audit and legal fees............................................               12,619
 Directors' fees (Note 3)........................................                9,576
 Fees waived by the investment manager (Note 3)..................             (165,250)
                                                                     -----------------
                                                                             1,708,879

 Administration fees (Note 3):
   Class 1.......................................................                  766
   Class 2.......................................................                  576
   Class 3.......................................................                  358
   Class 4.......................................................              340,832
 Distribution and service fees (Note 3):
   Class 1.......................................................                  872
   Class 2.......................................................                  166
                                                                     -----------------
      Net expenses...............................................            2,052,449
                                                                     -----------------
      Net investment income......................................           16,724,229
                                                                     -----------------

Realized and unrealized gain (loss):
   Net realized gain on investments and forward commitments......            4,359,989
   Net change in unrealized appreciation (depreciation) on
    investments and forward commitments..........................           55,498,858
                                                                     -----------------
      Net realized and unrealized gain...........................           59,858,847
                                                                     -----------------
   Net increase in net assets resulting from operations..........    $      76,583,076
                                                                     =================

  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statements of
Changes in Net
Assets

                                                                         Year ended         Period ended
                                                                     December 31, 1995   December 31, 1994*
                                                                     -----------------   -----------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income...........................................  $      16,724,229   $       3,765,419
   Net realized gain (loss) on investment transactions
      and forward commitments......................................          4,359,989            (247,059)
   Net change in unrealized appreciation (depreciation) on
      investments and forward commitments..........................         55,498,858          (2,514,755)
                                                                     -----------------   -----------------
      Net increase in net assets resulting from operations.........         76,583,076           1,003,605
                                                                     -----------------   -----------------

Distributions to shareholders (Note 2):
   From net investment income:
   Class 1.........................................................             (4,846)               (584)
   Class 2.........................................................             (3,751)               (659)
   Class 3.........................................................             (4,120)               (685)
   Class 4.........................................................        (16,528,781)         (3,726,473)
                                                                     -----------------   -----------------
      Total distributions from net investment income...............        (16,541,498)         (3,728,401)
                                                                     -----------------   -----------------
   From net realized gains:
   Class 1.........................................................             (1,239)                 --
   Class 2.........................................................               (859)                 --
   Class 3.........................................................               (857)                 --
   Class 4.........................................................         (3,230,318)                 --
                                                                     -----------------   -----------------
      Total distributions from net realized gains..................         (3,233,273)                 --
                                                                     -----------------   -----------------
   In excess of net realized gains:
   Class 1.........................................................                 --                 (12)
   Class 2.........................................................                 --                 (12)
   Class 3.........................................................                 --                 (12)
   Class 4.........................................................                 --             (42,474)
                                                                     -----------------   -----------------
      Total distributions in excess of net realized gains..........                 --             (42,510)
                                                                     -----------------   -----------------

Net fund share transactions (Note 5):
   Class 1.........................................................             55,401              93,596
   Class 2.........................................................              4,610              93,671
   Class 3.........................................................              4,977              99,697
   Class 4.........................................................         50,326,522           8,613,794
                                                                     -----------------   -----------------
      Increase in net assets from net fund share transactions......         50,391,510           8,900,758
                                                                     -----------------   -----------------
   Total increase in net assets....................................        107,199,815           6,133,452
                                                                     -----------------   -----------------
Net assets:
   Beginning of period (Note 1)....................................        349,987,716         343,854,264
                                                                     -----------------   -----------------
   End of period (including undistributed net investment income
      of $179,574 and $30,533, respectively).......................  $     457,187,531   $     349,987,716
                                                                     =================   =================

* For the period from October 3, 1994 (commencement of operations) through December 31, 1994.


   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                           Class 1                       Class 2
                                                                           -------                       -------
                                                                  Year ended    Period ended    Year ended    Period ended
                                                                   12/31/95      12/31/94**      12/31/95      12/31/94**
                                                                  ----------    ------------    ----------    ------------
Net asset value, beginning of period............................   $    9.94     $     10.00     $    9.95     $     10.00
                                                                  ----------    ------------    ----------    ------------
Income (loss) from investment operations:
   Net investment income........................................        0.28            0.06          0.39            0.06
   Net realized and unrealized gain (loss) on investments.......        1.70           (0.06)         1.65           (0.04)
                                                                  ----------    ------------    ----------    ------------
      Total income (loss) from investment operations............        1.98              --          2.04            0.02
                                                                  ----------    ------------    ----------    ------------
Less distributions to shareholders:
   From net investment income...................................       (0.33)          (0.06)        (0.37)          (0.07)
   From net realized gains......................................       (0.09)             --         (0.09)             --
   In excess of net realized gains ***..........................          --              --            --              --
                                                                  ----------    ------------    ----------    ------------
      Total distributions.......................................       (0.42)          (0.06)        (0.46)          (0.07)
                                                                  ----------    ------------    ----------    ------------
Net asset value, end of period..................................   $   11.50     $      9.94     $   11.53     $      9.95
                                                                  ==========    ============    ==========    ============
Total Return....................................................       19.92%           0.00%        20.50%           0.17%

Ratios / Supplemental Data:
   Net assets, end of period (000's)............................   $     173     $       100     $     121     $       100
   Net expenses to average daily net assets.....................        1.65%#          1.65%#*       1.10%#          1.10%#*
   Net investment income to average daily net assets............        3.03%           3.39%*        3.60%           3.94%*
   Portfolio turnover rate......................................          23%              2%           23%              2%
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:................        1.69%           1.71%*        1.14%           1.16%*
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Class 3                       Class 4
                                                                           -------                       -------
                                                                  Year ended    Period ended    Year ended    Period ended
                                                                   12/31/95      12/31/94**      12/31/95      12/31/94**
                                                                  ----------    ------------    ----------    ------------
Net asset value, beginning of period............................   $    9.96     $     10.00     $    9.92     $     10.00
                                                                  ----------    ------------    ----------    ------------
Income (loss) from investment operations:
   Net investment income........................................        0.43            0.07          0.44            0.11
   Net realized and unrealized gain (loss) on investments.......        1.66           (0.04)         1.68           (0.08)
                                                                  ----------    ------------    ----------    ------------
      Total income (loss) from investment operations............        2.09            0.03          2.12            0.03
                                                                  ----------    ------------    ----------    ------------
Less distributions to shareholders:
   From net investment income...................................       (0.41)          (0.07)        (0.44)          (0.11)
   From net realized gains......................................       (0.09)             --         (0.09)             --
   In excess of net realized gains ***..........................          --              --            --              --
                                                                  ----------    ------------    ----------    ------------
      Total distributions.......................................       (0.50)          (0.07)        (0.53)          (0.11)
                                                                  ----------    ------------    ----------    ------------
Net asset value, end of period..................................   $   11.55     $      9.96     $   11.51     $      9.92
                                                                  ==========    ============    ==========    ============
Total Return....................................................       20.96%           0.28%        21.31%+          0.29%+

Ratios / Supplemental Data:
   Net assets, end of period (000's)............................   $     121     $       100     $ 456,773     $   349,688
   Net expenses to average daily net assets.....................        0.75%#          0.75%#*     0.5120%#        0.5120%#*
   Net investment income to average daily net assets............        3.94%           4.32%*        4.18%           4.29%*
   Portfolio turnover rate......................................          23%              2%           23%              2%
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:................        0.79%           0.81%*      0.5514%         0.5650%*
------------------------------------------------------------------------------------------------------------------------------------

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***The distribution in excess of net realized gains amounted to $0.00121 per share for the period ended December 31, 1994.
+Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Portfolio Manager Report
--------------------------------------------------------------------------------

What are the invest-    The objectives and policies of the Fund are to:
ment objective and
policies for the        . achieve long-term growth of capital and income
MassMutual Value
Equity Fund?            . invest primarily in a diversified portfolio of equity
                          securities of larger, well established companies (market capitalization over $2.0 billion)

                        . utilize a value-oriented, risk-averse strategy in
                          making investment decisions

                        . utilize fundamental analysis to identify companies
                          which

                          -- are of superior investment quality

                          -- offer above-average dividend growth

                          -- are reasonably valued

How has the Fund        The Fund has performed very well, with 1995 returns at
performed over the      nearly three times the long-term average for stocks.
year?                   Typically, our value-oriented style has not outperformed
                        the broad market indices in years where absolute gains have been as robust as in 1995. Over the long term, however, our value strategy--focusing on dividend-paying companies with strong balance sheets while their stocks are selling at what we consider low prices--has been very successful.

How did large company   Large company stocks were the place to be this year.
stocks perform in       Benefiting from improved productivity, falling interest
1995?                   rates and, through August, a weak dollar, large
                        companies were able to turn in earnings at levels more typical of small company growth stocks, which drove their prices up. The market's focus on large cap stocks benefited the Fund.

What strategic moves    Though we make investments based on researching
have you made within    individual companies rather than their industry sectors,
the portfolio?          the biggest move we made over the year was increasing
                        our exposure to consumer non-durables, one of the best performing sectors for the year. Our purchases here--in
                        Albertson's, a major grocery concern and several consumer goods companies such as American Brands, Inc., and Kimberly-Clark Corporation--were in businesses typically insulated from slowing economic growth, and benefited the portfolio considerably. We also increased our holdings in the very strong financial services area, buying the stock of MBIA, Inc., a municipal bond insurer and SAFECO Corporation, a large property and casualty insurance firm. Our higher exposure to financial services was another plus for the Fund--in fact, looking back, we would have liked to have owned more. Over the year, the size of the Fund has grown, and so has the weighted average market capitalization. This was a third benefit during a period of large cap leadership.

What segments of the    Our buying has currently shifted from consumer non-
market are you          durables to more cyclical companies. Because this area
currently targeting?    suffered price declines over the year as the market
                        favored sectors with more stable earnings, we've been able to buy stocks at what we consider compelling values. We are buying and looking to buy companies that can benefit from lower basic materials costs and thus improve their profit margins regardless of the slower economy.

What is your outlook    After the past year, it's become more difficult to find
for the Fund?           reasonably-priced stocks, but with inflation and long-
                        term interest rates low, our outlook remains favorable.
                        We believe the coming year's market will be positive, but that it will perform more like its historical average than it did in 1995. We expect to see more typical levels of volatility than last year's market.
                        During the past year, the broad market advanced significantly. Going forward, we believe stock selection will again become more important. That could benefit the Fund in that strong stock selection is one of the major advantages of a research-driven value strategy like ours.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Portfolio Manager Report (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Value Equity Fund Classes 1-4 and the Standard & Poor's 500 Composite Index

------------------------------------------------------
MassMutual Value Equity Fund
Total Return       Since Inception
                   10/3/94 - 12/31/95      One Year
Class 1                  29.59%             30.10%
Class 2                  30.52%             30.80%
Class 3                  31.06%             31.30%
Class 4                  31.41%             31.54%
------------------------------------------------------
Standard & Poor's 500    37.55%             37.58%
Composite Index
------------------------------------------------------

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the Standard & Poor's 500 Composite Index is unmanaged and does not incur expenses.




[LINE GRAPH APPEARS HERE]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                Class 1  Class 2  Class 3  Class 4  S&P 500
10/3/94         10,000   10,000   10,000   10,000   10,000
12/94            9,961    9,978    9,982    9,990    9,998
02/95           10,553   10,581   10,594   10,605   10,658
04/95           11,005   11,043   11,057   11,078   11,295
06/95           11,507   11,566   11,590   11,613   12,021
08/95           11,898   11,967   12,002   12,026   12,449
10/95           12,160   12,230   12,274   12,309   12,928
12/95           12,959   13,052   13,106   13,141   13,755
--------------------------------------------------------------------------------

MassMutual Value Equity Fund
Largest Stock Holdings (12/31/95)

Bristol Myers Squibb Company
Pfizer Incorporated
General Electric Company
Hewlett Packard Company
AT&T Corporation
Amoco Corporation
SAFECO Corporation
Minnesota Mining & Manufacturing Company
AMF, Inc.
Mobil Corporation

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments
December 31, 1995

                                        Number of
                                         Shares        Market Value
                                         ------        ------------
EQUITIES - 89.9%
Aerospace & Defense -- 2.3%
The Boeing Company                        365,000      $  28,606,875
TRW, Inc.                                 257,100         19,925,250
                                                      --------------
                                                          48,532,125
                                                      --------------
Agribusiness -- 1.5%
Archer-Daniels-Midland
 Company                                  599,981         10,799,658
Pioneer Hi-Bred
 International, Inc.                      385,000         21,415,625
                                                      --------------
                                                          32,215,283
                                                      --------------
Apparel, Textiles & Shoes -- 0.9%
VF Corporation                            365,000         19,253,750
                                                      --------------
Automotive & Parts -- 4.1%
Ford Motor Company                        775,000         22,475,000
Genuine Parts
 Company                                  735,000         30,135,000
Goodyear Tire &
 Rubber Company                           750,000         34,031,250
                                                      --------------
                                                          86,641,250
                                                      --------------
Banking, Savings & Loans -- 6.1%
The Bank of New
 York Company,
 Incorporated                             720,000         35,100,000
Comerica, Incorporated                    735,000         29,491,875
CoreStates Financial
 Corporation                              700,000         26,512,500
Norwest Corporation                       485,000         16,005,000
Wachovia Corporation                      494,000         22,600,500
                                                      --------------
                                                         129,709,875
                                                      --------------
Beverages -- 2.0%
Brown-Forman
 Corporation (Class B)                    575,000         20,987,500
Pepsico, Incorporated                     370,000         20,673,750
                                                      --------------
                                                          41,661,250
                                                      --------------
Chemicals -- 3.9%
Eastman Chemical
 Company                                  399,975         25,048,434
E. I. du Pont de
 Nemours and Company                      275,000         19,215,625
The Lubrizol
 Corporation                              400,000         11,150,000
Nalco Chemical
 Company                                  545,000         16,418,125
Rohm & Haas
 Company                                  175,000         11,265,625
                                                      --------------
                                                          83,097,809
                                                      --------------
                                        Number of
                                         Shares        Market Value
                                         ------        ------------
Communications -- 2.1%
AT & T Corporation                        700,000     $   45,325,000
                                                      --------------
Computers & Office Equipment -- 6.2%
Hewlett-Packard
 Company                                  635,000         53,181,250
International Business
 Machines Corporation                     200,000         18,350,000
Pitney Bowes, Inc.                        700,000         32,900,000
Xerox Corporation                         200,000         27,400,000
                                                      --------------
                                                         131,831,250
                                                      --------------
Containers -- 0.9%
Temple-Inland, Inc.                       445,000         19,635,625
                                                      --------------
Cosmetics & Personal Care -- 1.3%
Kimberly-Clark
 Corporation                              333,100         27,564,025
                                                      --------------
Electric Utilities -- 1.8%
Niagara Mohawk
 Power Corporation                        785,000          7,555,625
NIPSCO Industries,
 Inc.                                     330,000         12,622,500
SCANA Corporation                         625,000         17,890,625
                                                      --------------
                                                          38,068,750
                                                      --------------
Electrical Equipment & Electronics -- 7.3%
AMP, Inc.                                 975,000         37,415,625
General Electric
 Company                                  775,000         55,800,000
General Signal
 Corporation                              450,000         14,568,750
Honeywell Inc.                            450,000         21,881,250
Hubbell, Incorporated
 (Class B)                                400,036         26,302,347
                                                      --------------
                                                         155,967,972
                                                      --------------
Energy -- 8.1%
Amoco Corporation                         615,000         44,203,125
Atlantic Richfield
 Company                                  285,000         31,563,750
Chevron Corporation                       600,000         31,500,000
Kerr-McGee
 Corporation                              412,900         26,219,150
Mobil Corporation                         329,000         36,848,000
Union Pacific
 Resources Group, Inc.                    103,900          2,636,463
                                                      --------------
                                                         172,970,488
                                                      --------------
Financial Services -- 1.3%
American Express
 Company                                  665,000         27,514,375
                                                      --------------
                                        Number of
                                         Shares        Market Value
                                         ------        ------------
Foods -- 1.5%
CPC International, Inc.                   462,500     $   31,739,063
                                                      --------------
Forest Products & Paper -- 2.3%
Westvaco Corporation                      556,900         15,453,975
Weyerhaeuser Company                      775,000         33,518,750
                                                      --------------
                                                          48,972,725
                                                      --------------
Hardware & Tools -- 1.3%
The Stanley Works                         520,200         26,790,300
                                                      --------------
Healthcare -- 9.4%
Becton, Dickinson and
 Company                                  462,000         34,650,000
Bristol-Myers Squibb
 Company                                  825,000         70,846,875
Pfizer, Incorporated                    1,000,000         63,000,000
Schering-Plough Corp.                     565,600         30,966,600
                                                      --------------
                                                         199,463,475
                                                      --------------
Household Products -- 0.9%
The Clorox Company                        270,000         19,338,750
                                                      --------------
Industrial Distribution -- 1.2%
W.W. Grainger, Inc.                       394,300         26,122,375
                                                      --------------
Industrial Transportation -- 1.5%
Norfolk Southern
 Corporation                              400,000         31,750,000
                                                      --------------
Insurance -- 4.8%
Allstate Corporation                      305,921         12,581,001
Jefferson-Pilot
 Corporation                              345,000         16,042,500
MBIA, Inc.                                250,000         18,750,000
SAFECO Corporation                      1,240,000         42,780,000
Unitrin, Inc.                             234,950         11,277,600
                                                      --------------
                                                         101,431,101
                                                      --------------
Machinery & Components -- 1.6%
Dover Corporation                         540,000         19,912,500
Parker-Hannifin
 Corporation                              400,000         13,700,000
                                                      --------------
                                                          33,612,500
                                                      --------------
Miscellaneous -- 2.6%
Harsco Corporation                        300,000         17,437,500
Minnesota Mining &
 Manufacturing
 Company                                  565,000         37,431,250
                                                      --------------
                                                          54,868,750
                                                      --------------

                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                                        Number of
                                         Shares        Market Value
                                         ------        ------------
Photography -- 1.2%
Eastman Kodak
 Company                                  375,000     $   25,125,000
                                                      --------------
Publishing & Printing -- 4.2%
The Dun &
 Bradstreet Corporation                   510,000         33,022,500
McGraw-Hill
 Companies, Inc.                          370,000         32,236,250
R.R. Donnelley & Sons
 Company                                  630,000         24,806,250
                                                      --------------
                                                          90,065,000
                                                      --------------
Retail -- 2.3%
J.C. Penney Company,
 Inc.                                     150,000          7,143,750
The May Department
 Stores Company                           600,000         25,350,000
Sears Roebuck and
 Company                                  400,000         15,600,000
                                                      --------------
                                                          48,093,750
                                                      --------------
Retail - Grocery -- 1.2%
Albertson's, Inc.                         773,800         25,438,675
                                                      --------------
Telephone Utilities -- 2.6%
Ameritech Corporation                     320,000         18,880,000
Frontier Corporation                      700,000         21,000,000
Southern New England
 Telecommunications
 Corporation                              400,000         15,900,000
                                                      --------------
                                                          55,780,000
                                                      --------------
Tobacco -- 1.5%
American Brands, Inc.                     735,000         32,799,375
                                                      --------------
TOTAL EQUITIES                                         1,911,379,666
                                                      --------------
(Cost $1,495,977,668)
                                        Principal
                                         Amount        Market Value
                                         ------        ------------
SHORT-TERM INVESTMENTS -- 10.0%
Commercial Paper
Bell Atlantic Funding
 Corporation
 5.670% 2/20/1996                     $ 4,575,000     $    4,538,972
Carter Holt Harvey
 Limited
 6.000% 1/23/1996                       4,595,000          4,578,151
Carter Holt Harvey
 Limited
 6.000% 2/02/1996                       4,175,000          4,152,733
Carter Holt Harvey
 Limited
 6.000% 2/05/1996                       4,945,000          4,916,154
                                        Principal
                                         Amount        Market Value
                                         ------        ------------
Comdisco, Inc.
 5.950% 2/12/1996                     $ 4,560,000     $    4,528,346
Comdisco, Inc.
 6.000% 1/29/1996                       5,000,000          4,976,667
Comdisco, Inc.
 6.030% 1/11/1996                       4,835,000          4,826,901
ConAgra, Inc.
 5.930% 2/01/1996                       3,045,000          3,029,451
ConAgra, Inc.
 6.070% 1/02/1996                       4,995,000          4,994,158
Cox Enterprises, Inc.
 6.040% 1/03/1996                       4,930,000          4,928,346
Dana Credit
 Corporation
 5.820% 3/21/1996                       5,625,000          5,553,147
Dana Credit
 Corporation
 5.870% 3/15/1996                       6,695,000          6,615,913
Dana Credit
 Corporation
 5.880% 3/11/1996                       6,310,000          6,239,496
Dana Credit
 Corporation
 6.000% 2/23/1996                       4,925,000          4,881,496
Dean Witter Discover
 & Co.
 5.700% 2/06/1996                       6,200,000          6,164,660
The Dial Corp.
 5.600% 3/28/1996                       5,000,000          4,930,479
The Dial Corp.
 5.700% 3/05/1996                       9,350,000          9,254,396
GTE Corporation
 5.600% 3/04/1996                       4,310,000          4,266,595
Kerr-McGee Credit
 Corporation
 6.000% 1/08/1996                       3,500,000          3,495,917
Loral Corporation
 5.850% 2/16/1996                       7,950,000          7,890,574
Loral Corporation
 6.000% 1/09/1996                       4,835,000          4,828,553
Loral Corporation
 6.020% 1/04/1996                       4,665,000          4,662,660
MAPCO Inc.
 6.000% 1/10/1996                       5,000,000          4,992,500
ORIX Credit Alliance,
 Inc.
 6.000% 2/09/1996                       3,180,000          3,159,330
ORIX Credit Alliance,
 Inc.
 6.030% 2/14/1996                       5,000,000          4,963,150
ORIX Credit Alliance,
 Inc.
 6.070% 1/17/1996                       4,780,000          4,767,105
Public Service
 Company of Colorado
 5.820% 3/22/1996                       5,000,000          4,935,332
                                        Principal
                                         Amount        Market Value
                                         ------        ------------
The Quaker Oats
 Company
 5.870% 2/07/1996                     $ 6,225,000     $    6,187,444
Rite Aid Corporation
 5.950% 2/26/1996                       7,875,000          7,802,112
Rite Aid Corporation
 5.980% 1/16/1996                       3,320,000          3,311,728
Textron Inc.
 5.930% 2/15/1996                       1,400,000          1,389,622
Textron Inc.
 5.950% 2/13/1996                       6,090,000          6,046,719
Tyson Foods, Inc.
 5.980% 1/25/1996                       4,000,000          3,984,053
Tyson Foods, Inc.
 5.990% 1/18/1996                       4,000,000          3,988,686
Tyson Foods, Inc.
 6.000% 1/22/1996                       5,555,000          5,535,557
Tyson Foods, Inc.
 6.000% 2/08/1996                       4,000,000          3,974,667
Union Oil Company of
 California
 5.990% 1/19/1996                       3,120,000          3,110,655
Union Oil Company of
 California
 6.030% 1/05/1996                       7,040,000          7,035,283
Union Pacific
 Corporation
 5.950% 1/26/1996                       5,125,000          5,103,824
Union Pacific
 Corporation
 5.950% 1/30/1996                       2,500,000          2,488,017
Union Pacific
 Corporation
 6.000% 1/24/1996                       5,595,000          5,573,553
UOP
 6.000% 1/12/1996                       5,220,000          5,210,430
UOP
 6.000% 1/31/1996                       3,850,000          3,830,750
                                                      --------------
TOTAL SHORT-TERM
INVESTMENTS                                              211,644,282
                                                      --------------
(Cost $211,643,120)
TOTAL INVESTMENTS -- 99.9%                             2,123,023,948
(Cost $1,707,620,788)+
Other Assets/
(Liabilities) - 0.1%                                       2,614,194
                                                      --------------
NET ASSETS -- 100.0%                                  $2,125,638,142
                                                      --------------

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements
--------------------------------------------------------------------------------

Statement of
Assets and
Liabilities

                                                                                                  December 31, 1995
                                                                                                  -----------------
Assets:
   Investments, at value (cost $1,495,977,668) (Note 2).......................................    $1,911,379,666
   Short-term investments, at value (cost $211,643,120) (Note 2)..............................       211,644,282
                                                                                                  --------------
       Total Investments......................................................................     2,123,023,948
   Cash.......................................................................................             1,519
   Receivables from:
    Investments sold..........................................................................         3,309,985
    Fund shares sold..........................................................................         2,052,768
    Interest and dividends....................................................................         4,248,182
    Investment manager (Note 3)...............................................................            70,696
                                                                                                  --------------
       Total assets...........................................................................     2,132,707,098
                                                                                                  --------------
Liabilities:
   Payables for:
    Investments purchased.....................................................................         3,858,263
    Fund shares redeemed......................................................................         2,178,195
    Directors' fees and expenses (Note 3).....................................................             2,337
    Affiliates (Note 3):
     Investment management fees...............................................................           804,401
     Administration fees......................................................................           161,902
     Service and distribution fees............................................................               255
   Accrued expenses and other liabilities.....................................................            63,603
                                                                                                  --------------
     Total liabilities........................................................................         7,068,956
                                                                                                  --------------
   Net assets.................................................................................    $2,125,638,142
                                                                                                  ==============
Net assets consist of:
   Paid-in capital............................................................................    $1,704,804,394
   Undistributed net investment income........................................................           626,868
   Accumulated net realized gain on investments...............................................         4,803,720
   Net unrealized appreciation on investments.................................................       415,403,160
                                                                                                  --------------
                                                                                                  $2,125,638,142
                                                                                                  ==============
Net assets:
   Class 1....................................................................................    $      129,258
                                                                                                  ==============
   Class 2....................................................................................    $      130,088
                                                                                                  ==============
   Class 3....................................................................................    $      130,391
                                                                                                  ==============
   Class 4....................................................................................    $2,125,248,405
                                                                                                  ==============

Shares outstanding:
   Class 1....................................................................................            10,237
                                                                                                  ==============
   Class 2....................................................................................            10,284
                                                                                                  ==============
   Class 3....................................................................................            10,301
                                                                                                  ==============
   Class 4....................................................................................       168,233,242
                                                                                                  ==============
Net asset value, offering price and
redemption price per share:
   Class 1....................................................................................    $        12.63
                                                                                                  ==============
   Class 2....................................................................................    $        12.65
                                                                                                  ==============
   Class 3....................................................................................    $        12.66
                                                                                                  ==============
   Class 4....................................................................................    $        12.63
                                                                                                  ==============

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of
Operations

                                                                                                     Year ended
                                                                                                  December 31, 1995
                                                                                                  -----------------

Investment income:
    Dividends (net of withholding tax of $12,406).............................................    $   49,814,144
    Interest..................................................................................         9,604,139
                                                                                                  --------------
      Total investment income.................................................................        59,418,283
                                                                                                  --------------
Expenses (Note 1):
    Investment management fees (Note 3).......................................................         8,289,231
    Custody fees..............................................................................           170,392
    Audit and legal fees......................................................................            57,871
    Directors' fees (Note 3)..................................................................             1,896
    Fees waived by the investment manager (Note 3)............................................          (852,771)
                                                                                                  --------------
                                                                                                       7,666,619
    Administration fees (Note 3):
      Class 1.................................................................................               666
      Class 2.................................................................................               611
      Class 3.................................................................................               384
      Class 4.................................................................................         1,666,744
    Distribution and service fees (Note 3):
      Class 1.................................................................................               745
      Class 2.................................................................................               172
                                                                                                  --------------
        Net expenses..........................................................................         9,335,941
                                                                                                  --------------
        Net investment income.................................................................        50,082,342
                                                                                                  --------------

Realized and unrealized gain (loss):
    Net realized gain on investment transactions..............................................        21,371,652
    Net change in unrealized appreciation (depreciation)
      on investments..........................................................................       429,724,511
                                                                                                  --------------
        Net realized and unrealized gain......................................................       451,096,163
                                                                                                  --------------
    Net increase in net assets resulting from operations......................................    $  501,178,505
                                                                                                  ==============

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statements of
Changes in Net
Assets

                                                                        Year ended                               Period ended
                                                                     December 31, 1995                         December 31, 1994*
                                                                     -----------------                         -----------------
Increase (Decrease) in Net Assets:
Operations:
    Net investment income.........................................   $   50,082,342                            $   12,737,444
    Net realized gain (loss) on investment transactions...........       21,371,652                                  (391,727)
    Net change in unrealized appreciation (depreciation)
     on investments...............................................      429,724,511                               (14,321,351)
                                                                     --------------                            --------------
     Net increase (decrease) in net assets resulting
      from operations.............................................      501,178,505                                (1,975,634)
                                                                     --------------                            --------------
Distributions to shareholders (Note 2):
    From net investment income:
    Class 1.......................................................           (1,761)                                     (402)
    Class 2.......................................................           (2,382)                                     (476)
    Class 3.......................................................           (2,774)                                     (508)
    Class 4.......................................................      (49,597,273)                              (12,587,342)
                                                                     --------------                            --------------
      Total distributions from net investment income..............      (49,604,190)                              (12,588,728)
                                                                     --------------                            --------------
    From net realized gains:
    Class 1.......................................................             (990)                                       --
    Class 2.......................................................             (990)                                       --
    Class 3.......................................................             (988)                                       --
    Class 4.......................................................      (16,056,271)                                       --
                                                                     --------------                            --------------
      Total distributions from net realized gains.................      (16,059,239)                                       --
                                                                     --------------                            --------------
    In excess of net realized gains:
    Class 1.......................................................               --                                        (7)
    Class 2.......................................................               --                                        (7)
    Class 3.......................................................               --                                        (7)
    Class 4.......................................................               --                                  (116,945)
                                                                     --------------                            --------------
      Total distributions in excess of net realized gains.........               --                                  (116,966)
                                                                     --------------                            --------------
Net fund share transactions (Note 5):
    Class 1.......................................................            2,751                                    93,409
    Class 2.......................................................            3,372                                    93,483
    Class 3.......................................................            3,763                                    99,515
    Class 4.......................................................      126,252,551                                (9,700,269)
                                                                     --------------                            --------------
      Increase (decrease) in net assets from net
       fund share transactions....................................      126,262,437                                (9,413,862)
                                                                     --------------                            --------------
    Total increase (decrease) in net assets.......................      561,777,513                               (24,095,190)
Net assets:
    Beginning of period (Note 1)..................................    1,563,860,629                             1,587,955,819
                                                                     --------------                            --------------
    End of period (including undistributed net investment income
      of $626,868 and $148,716, respectively).....................   $2,125,638,142                            $1,563,860,629
                                                                     ==============                            ==============

* For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                             Class 1                             Class 2
                                                                     Year ended   Period ended          Year ended      Period ended
                                                                      12/31/95      12/31/94**           12/31/95         12/31/94**
                                                                     ----------   ------------          ----------      ------------
Net asset value, beginning of period                                   $  9.92       $ 10.00             $  9.93        $  10.00
                                                                     ----------   ------------          ----------      ------------

Income (loss) from investment operations:
  Net investment income                                                   0.18          0.04                0.24            0.05
  Net realized and unrealized gain (loss) on investments                  2.81         (0.08)               2.82           (0.07)
                                                                     ----------   ------------          ----------      ------------
   Total income (loss) from investment operations                         2.99         (0.04)               3.06           (0.02)
                                                                     ----------   ------------          ----------      ------------

Less distributions to shareholders:
  From net investment income                                             (0.18)        (0.04)              (0.24)          (0.05)
  From net realized gains                                                (0.10)           --               (0.10)             --
  In excess of net realized gains***                                        --            --                  --              --
                                                                     ----------   ------------          ----------      ------------
   Total distributions                                                   (0.28)        (0.04)              (0.34)          (0.05)
                                                                     ----------   ------------          ----------      ------------
Net asset value, end of period                                         $ 12.63       $  9.92             $ 12.65           $9.93
                                                                     ==========   ============          ==========      ============
Total Return                                                             30.10%       (0.39)%              30.80%          (0.22)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                    $   129       $    99             $   130           $  99
  Net expenses to average daily net assets                                1.65%#        1.65%#*            1.10%#           1.10%#*
  Net investment income to average daily net assets                       1.58%         2.31%*              2.13%           2.86%*
  Portfolio turnover rate                                                   16%            3%                 16%              3%

  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           1.70%       1.71%*                1.15%           1.16%*
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Class 3                            Class 4
                                                                     Year ended   Period ended          Year ended      Period ended
                                                                      12/31/95     12/31/94**            12/31/95        12/31/94**
                                                                     ----------   ------------          ----------      ------------
Net asset value, beginning of period                                 $    9.93    $    10.00            $   9.91        $   10.00
                                                                     ----------   ------------          ----------      ------------

Income (loss) from investment operations:
  Net investment income                                                   0.28          0.05                0.31             0.08
  Net realized and unrealized gain (loss) on investments                  2.83         (0.07)               2.82            (0.09)
                                                                     ----------   ------------          ----------      ------------

   Total income (loss) from investment operations                         3.11         (0.02)               3.13            (0.01)
                                                                     ----------   ------------          ----------      ------------

Less distributions to shareholders:
  From net investment income                                             (0.28)        (0.05)              (0.31)           (0.08)
  From net realized gains                                                (0.10)           --               (0.10)              --
  In excess of net realized gains***                                        --            --                  --               --
                                                                     ----------   ------------          ----------      ------------

   Total distributions                                                   (0.38)        (0.05)              (0.41)           (0.08)
                                                                     ----------   ------------          ----------      ------------

Net asset value, end of period                                       $   12.66    $     9.93            $  12.63        $    9.91
                                                                     ==========   ============          ==========      ============
Total Return                                                             31.30%        (0.18)%             31.54%+          (0.10)%+

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                  $     130    $       99          $2,125,248       $1,563,563
  Net expenses to average daily net assets                                0.75%#        0.75%#*           0.5067%#         0.5067%#*

Net investment income to average daily net assets                         2.48%         3.23%*              2.72%            3.20%*
  Portfolio turnover rate                                                   16%            3%                 16%               3%
  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           0.80%       0.81%*              0.5528%          0.5681%*
------------------------------------------------------------------------------------------------------------------------------------

*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
***The distribution in excess of net realized gains amounted to $0.00074 per share for the period ended December 31, 1994.
+Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Portfolio Manager Report;
--------------------------------------------------------------------------------

What are the investment The objectives and policies of the Fund are to: objectives and policies
for the MassMutual      . achieve long-term growth of capital and income
Small Cap Value Equity
Fund?                   . invest primarily in a diversified portfolio of equity
                          securities of smaller companies (market capitalization less than $750 million)

                        . utilize a value-oriented, risk-averse strategy in
                          making investment decisions

                        . utilize fundamental analysis to identify companies
                          which

                          -- are of high investment quality or possess a unique
                             product, market position or operating
                             characteristic,

                          -- offer above-average level of profitability or
                             superior growth potential and

                          -- are reasonably valued

How has the Fund        On an absolute basis, the Fund performed well, though it
performed over the      was a year during which the types of stocks we invest in
past year?              were somewhat out-of-favor with the market. As a value
                        investor, our focus is on companies whose stocks are selling for less than we think they're worth--a strategy that has been a prudent approach to managing risk and capturing appreciation and income potential over time.
                        Partially due to the slowing of the economy, this year's market was driven instead by growth stocks, or companies whose earnings are growing faster than the economic growth rate.

How did small cap       Small cap stocks are the sector of the market investors
stocks fare during      typically turn to for above-average returns as, though
the year?               they entail more risk, they have performed better than
                        larger company stocks over the course of market history.
                        Because of this year's extremely strong market--one in which the Dow Jones Industrial Average rose from 3,834 to 5,117--investors in large cap stocks were rewarded at levels usually reserved for smaller company investing.
                        Since 1995's market made it unnecessary to take on additional risk to capture strong gains, large cap stocks led their smaller counterparts throughout the year.

What staegic moves      1995's market can be divided into two halves. Through
have you made in the    July, technology stocks were the undeniable leaders.
portfolio?              They became more volatile in the second half, when
                        financial services stocks began to perform well. While technology stocks rarely pay dividends and so don't usually meet our value guidelines, approximately 25% of our portfolio was invested in financial services. Due to merger and consolidation activity, many bank stocks were driven higher. Insurance companies also performed well for us in light of favorable interest rates and relatively low casualty losses.

                        Beyond these themes, our purchases have been diverse. As a bottom-up manager, we look for opportunities to buy dividend-paying companies with strong balance sheets across industry sectors. Though it's hard to buy stocks at value prices during a strong market advance, we were able to find opportunities in Atlantic Southeast Airlines, Inc., an efficient small airline, Dallas Semiconductor Corp., an industrial semiconductor supplier, and Hudson Foods Inc., a poultry processor with lucrative exposure to Pacific Rim countries, to name a few.

Is there a segment of   We think the prospects for financial services remains
the market you're       strong, but as always, we'll continue to emphasize
currently targeting?    individual companies' strengths rather than expectations
                        for industry groups going forward.

What is your outlook    Assuming we continue to have relatively low interest
for the Fund?           rates, we think the market should continue to perform
                        well, though with a more usual level of up and down volatility than we saw in 1995. After this year's market, we believe investors looking for reasonable valuations should return to smaller company value stocks for their appreciation potential. A renewed focus on these stocks would benefit the Fund.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity-Portfolio Manager Report (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
Hypothetical Investment in MassMutual Small Cap
Value Equity Fund Classes 1-4 and the Frank Russell
2000 Index

----------------------------------------------------------
MassMutual Small Cap Value Equity Fund
Total Return

                         Since Inception
                         10/3/94-12/31/95         One Year
Class 1                       15.15%               18.58%
Class 2                       16.01%               19.25%
Class 3                       16.42%               19.62%
Class 4                       16.81%               20.01%
----------------------------------------------------------
Frank Russell 2000 Index      26.04%               28.44%
----------------------------------------------------------

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redemed, may be worth more or less than their original cost.
Investors should note that the Fund is a professionally managed mutual fund, while the Frank Russell 2000
Index is unmanaged and does not incur expenses.

                             [GRAPH APPEARS HERE]

                GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

               Class 1      Class 2      Class 3      Class 4      Russell 2000
10/3/94        10,000       10,000       10,000       10,000          10,000
12/94           9,710        9,727        9,732        9,933           9,813
2/95            9,870        9,898        9,912        9,924          10,093
4/95           10,151       10,189       10,203       10,215          10,494
6/95           10,422       10,470       10,495       10,507          11,228
8/95           11,093       11,162       11,187       11,220          12,121
10/95          10,934       11,002       11,047       11,070          11,787
12/95          11,515       11,601       11,642       11,681          12,604

----------------------------------------------------------
                    MassMutual
            Small Cap Value Equity Fund
          Largest Stock Holding (12/31/95)
----------------------------------------------------------
Greenfield Industries, Inc.
National Re Corporation
Capital RE Corp.
ADVO, Inc.
Graco Incorporated
Arbor Drugs, Inc.
True North Communications, Inc.
CCB Financial Corporation
The Olsten Corporation
ALLIED Group, Incorporated
----------------------------------------------------------

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity--Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments
December 31, 1995

                                           Number of
                                            Shares      Market Value
                                            ------      ------------
EQUITIES - 92.5%
Advertising -- 2.7%
ADVO, Inc.                                 392,300      $ 10,199,800
                                                        ------------
Agribusiness -- 1.3%
Dekalb Genetics
 Corporation                               110,100         4,968,263
                                                        ------------
Air Transportation -- 1.7%
Atlantic Southeast
 Airlines, Inc.                            297,800         6,402,700
                                                        ------------
Apparel, Textiles & Shoes -- 2.3%
Kellwood Company                           186,100         3,791,788
Unitog Company                             206,500         4,981,813
                                                        ------------
                                                           8,773,601
                                                        ============
Appliances, Furnishings -- 0.3%
JUNO Lighting,
 Incorporated                               63,600         1,017,600
                                                        ============
Automotive & Parts -- 3.2%
Amcast Industrial
 Corporation                               172,100         3,140,825
Excel Industries, Inc.                     238,600         3,340,400
Myers Industries, Inc.                     342,454         5,607,679
                                                        ------------
                                                          12,088,904
                                                        ============
Banking, Savings & Loans -- 6.1%
Astoria Financial
 Corporation                               102,600         4,681,125
CCB Financial
 Corporation                               157,100         8,719,050
Keystone Financial,
 Inc.                                      124,500         3,735,000
One Valley Bancorp of
 West Virginia, Inc.                        85,800         2,681,250
United Carolina
 Bancshares
 Corporation                               101,900         3,439,125
                                                        ------------
                                                          23,255,550
                                                        ============
Building Materials & Construction -- 0.5%
Apogee Enterprises,
 Inc.                                      114,100         1,939,700
                                                        ------------
Chemicals -- 2.8%
Lawter International,
 Inc.                                      268,033      $  3,115,884
Lilly Industries, Inc.
 (Class A)                                 258,575         3,296,831
OM Group, Inc.                             125,400         4,153,875
                                                        ------------
                                                          10,566,590
                                                        ============
Communications -- 2.3%
True North
 Communications, Inc.                      483,500         8,944,750
                                                        ------------
Containers -- 3.4%
Chesapeake
 Corporation                                 3,900           115,538
Rock-Tenn Company
 (Class A)                                 355,900         5,783,375
Zero Corporation                           402,300         7,140,825
                                                        ------------
                                                          13,039,738
                                                        ============
Electrical Equipment & Electronics -- 6.2%
Belden, Inc.                               293,700         7,562,775
Dallas Semiconductor
 Corporation                               130,800         2,714,100
Teleflex, Incorporated                     128,100         5,252,100
Wyle Laboratories                          227,200         7,980,400
X-Rite, Inc.                                15,200           214,700
                                                        ------------
                                                          23,724,075
                                                        ============
Energy -- 2.6%
Natural Gas
 Clearinghouse
 Corporation                               165,595         1,469,656
Production Operators
 Corporation                               156,100         5,151,300
The Wiser Oil
 Company                                   270,000         3,240,000
                                                        ------------
                                                           9,860,956
                                                        ============
Foods -- 1.9%
Hudson Foods, Inc.                         286,100         4,935,225
Midwest Grain
 Products, Inc.                            167,100         2,339,400
                                                        ------------
                                                           7,274,625
                                                        ============
Forest Products & Paper-- 3.0%
Mosinee Paper
 Corporation                               136,600      $  3,517,450
Wausau Paper Mills
 Company                                   286,220         7,799,495
                                                        ------------
                                                          11,316,945
                                                        ============
Gas Distribution -- 2.0%
WICOR, Inc.                                237,300         7,652,925
                                                        ============
Healthcare -- 4.1%
ADAC Laboratories                          312,300         3,786,638
Beckman Instruments,
 Inc.                                      113,800         4,025,675
Life Technologies, Inc.                     85,000         2,316,250
The West Company,
 Incorporated                              233,600         5,489,600
                                                        ------------
                                                          15,618,163
                                                        ============
Household Products -- 0.7%
Oil-Dri Corporation of
 America (Class A)                         169,350         2,646,094
                                                        ============
Industrial Transportation -- 3.1%
Arnold Industries, Inc.                    438,300         7,615,463
The Greenbrier
 Companies, Inc.                           351,600         4,263,150
                                                        ------------
                                                          11,878,613
                                                        ============
Insurance -- 14.2%
ALLIED Group,
 Incorporated                              230,900         8,312,400
Capital RE Corp.                           334,500        10,285,875
Executive Risk, Inc.                       266,300         7,722,700
E. W. Blanch Holdings,
 Inc.                                      278,100         6,500,588
Frontier Insurance
 Group, Inc.                                63,100         2,019,200
National Re
 Corporation                               281,400        10,693,200
Orion Capital
 Corporation                               190,637         8,268,880
                                                        ------------
                                                          53,802,843
                                                        ============

                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity -- Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                                          Number of
                                           Shares       Market Value
                                           ------       ------------
Leasing Companies -- 2.1%
Rollins Truck Leasing
 Company                                   715,750      $  7,962,719
                                                        ------------

Machinery & Components -- 9.7%
DT Industries, Inc.                        244,200         3,296,700
The Gorman-Rupp
 Company                                   128,725         1,995,238
Graco, Incorporated                        304,600         9,290,300
Greenfield Industries,
 Inc.                                      358,200        11,193,750
Hardinge, Inc.                             164,500         4,277,000
Regal-Beloit
 Corporation                               297,750         6,476,063
                                                        ------------
                                                          36,529,051
                                                        ============

Metals & Mining -- 1.2%
Reliance Steel &
 Aluminum Company                          222,500         4,616,875
                                                        ------------

Miscellaneous -- 2.0%
Trimas Corporation                         407,100         7,684,013
                                                        ------------

Miscellaneous - Producer -- 0.7%
Federal Signal Corp.                       108,509         2,807,670
                                                        ------------

Office Products -- 0.9%
American Business
 Products, Inc.                            125,400         3,573,895
                                                        ------------

Other Services -- 4.5%
Analysts International
 Corporation                               170,100         5,103,000
Landauer, Inc.                             173,900         3,782,325
The Olsten
 Corporation                               211,650         8,360,175
                                                        ------------
                                                          17,245,500
                                                        ============

Publishing & Printing -- 4.6%
Banta Corporation                          101,100         4,448,400
Houghton Mifflin
 Company                                   184,000         7,912,000
McClatchy
 Newspapers, Inc.                          227,200         5,197,200
                                                        ------------
                                                          17,557,600
                                                        ============

Retail -- 2.4%
Arbor Drugs, Inc.                          435,000         9,135,000
                                                        ------------

TOTAL EQUITIES                                           352,084,758
(Cost $303,826,285)                                     ============

                                        Principal
                                         Amounts        Market Value
                                         -------        ------------
SHORT-TERM INVESTMENTS -- 8.4%
Commercial Paper
Comdisco, Inc.
 5.850% 1/18/1996                       $2,160,000      $  2,154,033
ConAgra, Inc.
 6.060% 1/16/1996                        2,240,000         2,234,344
ConAgra, Inc.
 6.170% 1/10/1996                        1,750,000         1,747,301
General Motors
 Acceptance
 Corporation
 5.811% 1/03/1996                          305,000           305,492
General Motors
 Acceptance
 Corporation
 5.871% 1/05/1996                          475,000           476,394
General Motors
 Acceptance
 Corporation
 6.000% 1/02/1996                        3,640,000         3,639,393
MAPCO Inc.
 6.200% 1/19/1996                        2,835,000         2,826,212
ORIX Credit Alliance,
 Inc.
 6.000% 1/04/1996                        2,770,000         2,768,615
Philip Morris Capital
 Corporation
 5.930% 1/03/1996                        1,825,000         1,824,399
Sonat Inc.
 6.030% 1/23/1996                        4,200,000         4,184,523
SUPERVALU, Inc.
 5.950% 1/05/1996                        2,725,000         2,723,198
Textron Financial
 Corporation
 6.020% 1/17/1996                        2,175,000         2,169,181
Textron Financial
 Corporation
 6.040% 1/22/1996                        5,125,000         5,106,943
                                                        ------------

TOTAL SHORT-TERM
INVESTMENTS                                               32,160,028
(At Amortized Cost)                                     ============

TOTAL INVESTMENTS -- 100.9%                              384,244,786
(Cost $335,986,313)+

Other Assets/
(Liabilities) - (0.9%)                                    (3,437,257)
                                                        ------------

NET ASSETS -- 100.0%                                    $380,807,529
                                                        ============

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements
--------------------------------------------------------------------------------

Statement of
Assets and
Liabilities

                                                               December 31, 1995
                                                               -----------------
Assets:
   Investments, at value (cost $303,826,285) (Note 2).........  $  352,084,758
   Short-term investments, at amortized cost (Note 2).........      32,160,028
                                                                --------------
     Total Investments........................................     384,244,786
   Cash.......................................................           1,875
   Receivables from:
     Investments sold.........................................       1,121,877
     Fund shares sold.........................................         375,519
     Interest and dividends...................................         569,995
     Investment manager (Note 3)..............................          10,906
                                                                --------------
       Total assets...........................................     386,324,958
                                                                --------------
Liabilities:
   Payables for:
     Investments purchased....................................       4,245,252
     Fund shares redeemed.....................................       1,052,731
     Directors' fees and expenses (Note 3)....................           2,286
     Affiliates (Note 3):
       Investment management fees.............................         176,135
       Administration fees....................................          27,743
       Service and distribution fees..........................             320
   Accrued expenses and other liabilities.....................          12,962
                                                                --------------
     Total liabilities........................................       5,517,429
                                                                --------------
   Net assets.................................................  $  380,807,529
                                                                ==============
Net assets consist of:
   Paid-in capital............................................  $  332,482,866
   Undistributed net investment income........................          99,330
   Accumulated net realized loss on investments...............         (33,140)
   Net unrealized appreciation on investments.................      48,258,473
                                                                --------------
                                                                $  380,807,529
                                                                ==============
Net assets:
   Class 1....................................................  $      172,045
                                                                ==============
   Class 2....................................................  $      118,339
                                                                ==============
   Class 3....................................................  $      118,797
                                                                ==============
   Class 4....................................................  $  380,398,348
                                                                ==============
Shares outstanding:
   Class 1....................................................          15,094
                                                                ==============
   Class 2....................................................          10,347
                                                                ==============
   Class 3....................................................          10,382
                                                                ==============
   Class 4....................................................      33,253,093
                                                                ==============
Net asset value, offering price and
redemption price per share:
   Class 1....................................................  $        11.40
                                                                ==============
   Class 2....................................................  $        11.44
                                                                ==============
   Class 3....................................................  $        11.44
                                                                ==============
   Class 4....................................................  $        11.44
                                                                ==============

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of
Operations

                                                                  Year ended
                                                               December 31, 1995
                                                               -----------------
Investment income:
   Dividends..................................................  $    6,092,926
   Interest...................................................       2,286,334
                                                                --------------
   Total investment income....................................       8,379,260
                                                                --------------
Expenses (Note 1):
   Investment management fees (Note 3)........................       1,928,743
   Custody fees...............................................          46,738
   Audit and legal fees.......................................          10,754
   Directors' fees (Note 3)...................................           9,667
   Fees waived by the investment manager (Note 3).............        (155,450)
                                                                --------------
                                                                     1,840,452
   Administration fees (Note 3):
     Class 1..................................................             756
     Class 2..................................................             564
     Class 3..................................................             351
     Class 4..................................................         301,987
   Distribution and service fees (Note 3):
     Class 1..................................................             858
     Class 2..................................................             162
                                                                --------------
       Net expenses...........................................       2,145,130
                                                                --------------
       Net investment income..................................       6,234,130
                                                                --------------
Realized and unrealized gain (loss):
   Net realized gain on investment transactions...............         776,790
   Net change in unrealized appreciation (depreciation) on
     investments..............................................      57,391,484
                                                                --------------
       Net realized and unrealized gain.......................      58,168,274
                                                                --------------
   Net increase in net assets resulting from operations.......  $   64,402,404
                                                                ==============

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statements of
Changes in Net
Assets

                                                                         Year ended           Period ended
                                                                      December 31, 1995     December 31, 1994*
                                                                      -----------------     -----------------
Increase (Decrease) in Net Assets:
Operations:
  Net investment income............................................   $  6,234,130          $  1,404,497
  Net realized gain (loss) on investment transactions..............        776,790              (809,930)
  Net change in unrealized appreciation (depreciation)
   on investments..................................................     57,391,484            (9,133,011)
                                                                      ------------          ------------
   Net increase (decrease) in net assets resulting
     from operations...............................................     64,402,404            (8,538,444)
                                                                      ------------          ------------
Distributions to shareholders (Note 2):
  From net investment income:
  Class 1..........................................................         (1,356)                 (207)
  Class 2..........................................................         (1,300)                 (280)
  Class 3..........................................................         (1,672)                 (323)
  Class 4..........................................................     (6,159,231)           (1,374,928)
                                                                      ------------          ------------
   Total distributions from net investment income..................     (6,163,559)           (1,375,738)
                                                                      ------------          ------------
Net fund share transactions (Note 5):
  Class 1..........................................................         51,075                93,207
  Class 2..........................................................          1,300                93,280
  Class 3..........................................................          1,672                99,323
  Class 4..........................................................     11,428,353             1,158,959
                                                                      ------------          ------------
   Increase in net assets from net fund share transactions.........     11,482,400             1,444,769
                                                                      ------------          ------------
  Total increase (decrease) in net assets..........................     69,721,245            (8,469,413)

Net assets:
  Beginning of period (Note 1).....................................    311,086,284           319,555,697
                                                                      ------------          ------------
  End of period (including undistributed net investment income
   of $99,330 and $28,759, respectively)...........................   $380,807,529          $311,086,284
                                                                      ============          ============

* For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                      Class 1                      Class 2
                                                                     ---------                    ---------
                                                             Year ended   Period ended     Year ended   Period ended
                                                              12/31/95     12/31/94**       12/31/95     12/31/94**
                                                             ----------    ----------      ----------    ----------
Net asset value, beginning of period                           $  9.69       $ 10.00         $  9.70       $ 10.00
                                                             ----------    ----------      ----------    ----------
Income (loss) from investment operations:
 Net investment income                                            0.06          0.02            0.13          0.03
 Net realized and unrealized gain (loss) on investments           1.74         (0.31)           1.74         (0.30)
                                                             ----------    ----------      ----------    ----------
  Total income (loss) from investment operations                  1.80         (0.29)           1.87         (0.27)
                                                             ----------    ----------      ----------    ----------
Less distributions to shareholders:
 From net investment income                                      (0.09)        (0.02)          (0.13)        (0.03)
                                                             ----------    ----------      ----------    ----------
Net asset value, end of period                                 $ 11.40       $  9.69         $ 11.44       $  9.70
                                                             ==========    ==========      ==========    ==========
Total Return                                                     18.58%        (2.89)%         19.25%        (2.72)%
Ratios / Supplemental Data:
 Net assets, end of period (000's)                             $   172       $    99         $   118       $    99
 Net expenses to average daily net assets                         1.75%#        1.75%#*         1.20%#        1.20%#*
 Net investment income to average daily net assets                0.63%         1.14%*          1.19%         1.69%*
 Portfolio turnover rate                                            28%            4%             28%            4%

 #Computed after giving effect to the reduction in
  management fee by MassMutual. Without this reduction of
  fees by the investment manager, the ratio of expenses
  to average daily net assets would have been:                    1.79%         1.81%*          1.24%         1.26%*
--------------------------------------------------------------------------------------------------------------------
                                                                      Class 3                      Class 4
                                                                     ---------                    ---------
                                                             Year ended   Period ended     Year ended   Period ended
                                                              12/31/95     12/31/94**       12/31/95     12/31/94**
                                                             ----------    ----------      ----------    ----------
Net asset value, beginning of period                           $  9.70       $ 10.00         $  9.69       $ 10.00
                                                             ----------    ----------      ----------    ----------
Income (loss) from investment operations:
 Net investment income                                            0.16          0.03            0.19          0.04
 Net realized and unrealized gain (loss) on investments           1.74         (0.30)           1.75         (0.31)
                                                             ----------    ----------      ----------    ----------
  Total income (loss) from investment operations                  1.90         (0.27)           1.94         (0.27)
                                                             ----------    ----------      ----------    ----------

Less distributions to shareholders:
 From net investment income                                      (0.16)        (0.03)          (0.19)        (0.04)
                                                             ----------    ----------      ----------    ----------
 Net asset value, end of period                                $ 11.44       $  9.70         $ 11.44       $  9.69
                                                             ==========    ==========      ==========    ==========
Total Return                                                     19.62%        (2.68)%         20.01%+       (2.66)%+

Ratios / Supplemental Data:
 Net assets, end of period (000's)                             $    119      $     99       $380,398      $310,789
 Net expenses to average daily net assets                         0.85%#        0.85%#*       0.6110%#      0.6110%#*

 Net investment income to average daily net assets                1.54%         2.09%*          1.78%         1.78%*
 Portfolio turnover rate                                            28%            4%             28%            4%

#Computed after giving effect to the reduction in
 management fee by MassMutual. Without this reduction of
 fees by the investment manager, the ratio of expenses
 to average daily net assets would have been:                     0.89%         0.91%*        0.6553%       0.6681%*
--------------------------------------------------------------------------------------------------------------------

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
+Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Portfolio Manager Report
--------------------------------------------------------------------------------

What are the investment The objectives and policies of the Fund are to: objectives and policies
for the MassMutual      . achieve high total rate of return over the long term
International Equity
Fund?                   . invest in a diversified portfolio of foreign and
                          domestic equity securities

                        . utilize dominant themes to guide investment decisions
                          (economic, political and social influences that are expected to dictate long-term growth trends)

                        Note: foreign investments entail special investment risks including differences in foreign accounting and legal standards, foreign taxation, and fluctuations of currency exchange rates.

How has the Fund        Against an exceptionally strong U.S. market,
performed over the      international markets as a group--even while some
year?                   outperformed the U.S.--paled by comparison. Though the
                        mature U.S. market is rarely among the world's top-performing markets, it was in 1995. The S&P 500, a broad measure of domestic stocks, was up 37.58% while the MSCI EAFE, which is an index of foreign market stocks, was up 11.21% for the year. The Fund performed reasonably well within this environment, though its performance tended to lag some of its market indices due to the Fund's heavier weightings in Europe and Latin
                        America, which were poorly performing markets in 1995.

What strategic moves    The Fund remains highly diversified, both by sector and
have you made within    by region. We invest across eight global themes that we
the portfolio?          believe offer long-term opportunity. A company's ability
                        to fit into one of these target areas, plus its fundamental strengths and the strength of its country's economy help us to determine its relative value.

                        In terms of theme, we've added to our capital market holdings over the year, through emerging market banks-- in places like South America, Turkey and the Far East, and life insurance and money management companies in Europe. In corporate restructurings, we've added to selected companies that have been shedding assets and returning to profitable core businesses. Our investments in efficiency-enhancing technology which, at 19% of the portfolio, is one of our largest themes, has been two-pronged. Just over half of our holdings have been in areas considered high tech--software, semiconductor and electronics companies--with the remainder having been in heavier industries, for example machinery that is used to increase industry productivity. As a lower-volatility way to invest in emerging consumer markets, which at 20% is our largest emphasis, we've focused primarily on European-based companies whose earnings growth comes from the emerging markets. In healthcare, which is a global business we feel offers strong growth potential in the long-term, we own selected pharmaceuticals, medical equipment and hospital owning companies. We own electric and gas utilities in Argentina and Korea as well as selected U.K. and Japanese equipment manufacturers as part of our infrastructure theme. In natural resources, we're focused on oil and energy services companies we feel offer potential after a 15-year tightening. And finally, our communications investments have surrounded cellular communications firms with emerging markets exposure as well as media and broadcast companies in a position to increase their market shares either globally or regionally.

What Segments of the    We'd like to continue to maintain a reasonable balance
market are you          between our investment themes, looking for opportunities
currently focusing on?  to buy what we consider the best companies within them without paying too much. Regionally, our move into Japan has been the biggest recent change. Though the Japanese market performed poorly in 1995, we expect growth to improve due to a decline in the value of the yen and the central bank's actions to control deflation. Another area that performed poorly in 1995 that we're currently focusing on is Latin America. There we're adding to our holdings in the higher-quality markets such as Brazil, Argentina and Peru.

What is your outlook    Our outlook is strongly positive. Companies in
for the Fund?           international markets, with economic growth rates often
                        two-to-three times the rate of growth in the U.S., have tremendous opportunities to grow earnings, which is what drives the stock markets. And though foreign investing entails special risks including differences in accounting and legal standards, foreign taxation and currency exchange rate fluctuations, we believe it also offers opportunities for diversification and growth potential that are not available within the U.S.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Portfolio Manager Report (Continued)
--------------------------------------------------------------------------------

Growth of a $10,000 Investment
Hypothetical Investments in MassMutual International
Equity Fund Classes 1-4 and the Morgan Stanley Capital
International Index for Europe, Australia and the Far East
(MSCI EAFE)

----------------------------------------------------------
MassMutual International Equity Fund

Total Return            Since Inception           One Year
                        10/3/94-12/31/95
Class 1                      -3.84%                 3.96%
Class 2                      -3.21%                 4.52%
Class 3                      -2.87%                 4.78%
Class 4                      -2.44%                 5.13%
----------------------------------------------------------
MSCI EAFE Index              10.08%                11.21%
----------------------------------------------------------

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.
Investors should note that the Fund is a professionally managed mutual fund, while the MSCI EAFE is unmanaged and does not incur expenses.

                           [LINE GRAPH APPEARS HERE]


                GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                    Class 1    Class 2   Class 3   Class 4      MSC 1
10/3/94             10,000     10,000    10,000    10,000      10,000
12/94                9,250      9,260     9,270     9,280       9,898
2/95                 9,050      9,070     9,080     9,090       9,490
4/95                 9,260      9,290     9,300     9,320      10,460
6/95                 9,420      9,460     9,480     9,510      10,155
8/95                 9,700      9,750     9,770     9,810      10,376
10/95                9,437      9,507     9,527     9,567      10,294
12/95                9,616      9,679     9,713     9,756      11,008

MassMutual International Equity Fund
Largest Country Weightings (12/31/95)

                              % of fund
Japan                          31.51%
France                          9.89%
Germany                         7.86%
Switzerland                     7.67%
United Kingdom                  6.74%
Sweden                          5.43%
The Netherlands                 4.17%
Argentina                       3.42%
Australia                       3.02%
Norway                          2.62%

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments
December 31, 1995

                                             Number of
                                              Shares         Market Value
                                             ---------       ------------
EQUITIES - 100.0%
Automobiles -- 3.6%
Ciadea S. A @.                                 255,350       $ 1,328,075
Mahindra & Mahindra
 Ltd., GDR                                     140,711           832,322
Mitsubishi Motors
 Corp.                                         300,000         2,445,900
Volkswagen AG                                   10,000         3,360,636
                                                             -----------
                                                               7,966,933
                                                             -----------
Banking -- 5.0%
ABN Amro Holding
 N.V.                                           25,000         1,140,058
Banco Bradesco SA,
 Preference                                149,995,000         1,304,957
Banco Frances del Rio
 de la Plata S.A., ADR                         115,000         3,090,625
Banco Wiese,
 Sponsored ADR                                 137,631           860,194
Bil GT Gruppe AG @                              2,500         1,477,425
HSBC Holdings PLC                              126,506         1,914,289
Skandinaviska Enskilda
 Banken Group                                  150,000         1,244,865
                                                             -----------
                                                              11,032,413
                                                             -----------
Broadcasting -- 0.1%
Grupo Televisa S.A.,
 Sponsored ADR                                   7,500           168,750
                                                             -----------
Commercial Services -- 1.7%
BIS SA @                                        51,896         3,852,100
                                                             -----------
Computers & Office Equipment -- 2.0%
Baan Company, N. V. @                           20,000           905,000
CSK Corp.                                       50,000         1,565,655
Ines Corp. @                                    60,000         1,099,350
Misys PLC @                                    100,000           884,980
                                                             -----------
                                                               4,454,985
                                                             -----------
Conglomerates -- 0.6%
Cie Generale Des
 Eaux                                           10,000           999,718
Commercial del Plata
 SA @                                          141,000           373,721
                                                             -----------
                                                               1,373,439
                                                             -----------

                                             Number of
                                              Shares         Market Value
                                             ---------       ------------
Defense Contractors -- 0.9%
Mitsubishi Heavy
 Industries, Ltd. ADR                          250,000       $ 1,994,625
                                                             -----------
Drugs -- 7.5%
Altana AG                                        1,500           875,093
Astra AB Free, Series
 A                                              75,000         2,998,995
Biocompatibles
 International PLC @                           175,000         1,282,435
Sankyo Co. Ltd.                                175,000         3,935,943
Sanofi SA                                       52,998         3,401,793
Takeda Chemical
 Industries Ltd.                               250,000         4,120,125
                                                             -----------
                                                              16,614,384
                                                             -----------

Electric Utilities -- 1.4%
Capex SA, GDR                                   76,000         1,102,000
Korea Electric Power
 Corporation                                    50,000         1,985,235
                                                             -----------
                                                               3,087,235
                                                             -----------
Electrical Equipment & Electronics -- 14.5%
Austria Mikro
 Systeme International
 AG                                             10,800         1,753,478
Keyence Corporation @                           15,000         1,730,460
LEM Holdings SA                                  6,892         2,437,789
Matsushita Electric
 Industrial Company
 Ltd.                                          175,000         2,850,155
Murata Mfg Company
 Ltd.                                          100,000         3,683,890
Omron Corp.                                    115,000         2,653,372
Rohm Company                                    40,000         2,260,748
SGS-Thomson
 Microelectronics N.V. @                        83,800         3,372,950
Siliconware Precision
 Industries Company,
 GDR @                                          75,000         1,245,000
Uniden Corporation                             200,000         3,354,280
Ushio, Inc.                                    150,000         1,788,615
Yamatake-Honeywell                              70,000         1,085,777
Yokogawa Electric
 Corp.                                         400,000         3,784,680
                                                             -----------
                                                              32,001,194
                                                             -----------

                                             Number of
                                              Shares         Market Value
                                             ---------       ------------
Entertainment -- 4.1%
Filmes Lusomundo SA                             52,300        $  560,159
Nintendo Co. Ltd.                               97,100         7,389,456
Television Broadcasts
 Ltd.                                          300,000         1,068,930
                                                              ----------
                                                               9,018,545
                                                              ----------

Financial Services -- 4.0%
Internationale
 Nederlanden Groep NV @                         35,000         2,340,625
Nomura Securities
 Company Ltd.                                  250,000         5,453,125
Turkiye Granti
 Bankasi AS                                    112,000           937,955
                                                              ----------
                                                               8,731,705
                                                              ----------

Food & Beverage -- 9.9%
Allied Domecq PLC                              300,800         2,451,851
Cadbury Schweppes
 PLC                                           250,000         2,063,000
Grand Metropolitan
 PLC @                                         150,000         1,079,445
Groupe Danone                                   13,000         2,147,891
Hellenic Bottling Co.,
 S.A.                                           28,240           925,128
LVMH Moet Hennessy
 Louis Vuitton                                  17,000         3,545,738
Nestle SA                                        2,500         2,772,345
Nutricia Vereenigde
 Bedrijven N. V. @                              15,000         1,214,606
PT Indofood Sukses
 Makmur                                        287,500         1,383,163
Remy Cointreau                                  80,000         2,551,944
Sermsuk Public
 Company Ltd. @                                 50,000           940,875
Universal Robina
 Corporation                                 1,500,000           743,400
                                                              ----------
                                                              21,819,386
                                                              ----------

                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                                             Number of
                                              Shares         Market Value
                                             ---------       ------------
Forest Products & Paper -- 1.5%
Aracruz Celulose S.
 A., ADR                                      125,000         $   968,750
Herlitz International
 Trading AG                                     3,000           1,079,456
Herlitz International
 Trading AG (New) @                               600             199,123
Rottneros Bruks AB
 Free                                       1,000,000           1,056,200
                                                              -----------
                                                                3,303,529
                                                              -----------

Healthcare -- 2.3%
Ciba-Geigy AG @                                 4,500           3,969,494
Rhoen-Klinikum AG,
 Non-Voting Preference                         11,520           1,006,095
                                                              -----------
                                                                4,975,589
                                                              -----------

Household Products -- 2.5%
Kao Corporation @                             180,000           2,233,602
Philips Electronics NV                         60,000           2,170,944
Srithai Superware Co.
 Ltd.                                         175,000           1,167,163
                                                              -----------
                                                                5,571,709
                                                              -----------

Industrial Services -- 2.3%
IHC Caland N. V.                               70,000           2,358,090
JGC Corp.                                     250,000           2,641,725
                                                              -----------
                                                                4,999,815
                                                              -----------

Insurance -- 5.7%
Mapfre Vida Seguros                            15,000             890,235
Marschollek,
 Lautenschlaeger und
 Partner AG                                     4,000           2,766,761
Reinsurance Australia
 Corp. Ltd.                                 2,050,000           4,544,229
Schweiz-
 Ruckversicherungs-G                            2,000           2,332,593
Skandia Forsakrings
 AB                                            80,000           2,166,824
                                                              -----------
                                                               12,700,642
                                                              -----------

Machinery & Components -- 5.7%
Bucher Holding AG, B
 Shares                                         1,750           1,003,780
Gildemeister AG @                              20,000           1,816,560
Mori Seiki Co. Ltd.                           100,000           2,258,800
Powerscreen
 International PLC                            649,900           3,909,993
Traub AG @                                     16,000           1,453,248
Valmet Corp., Cl. A                            90,000           2,259,315
                                                              -----------
                                                               12,701,696
                                                              -----------

                                             Number of
                                              Shares         Market Value
                                             ---------       ------------
Manufacturing -- 0.9%
Bobst, Bearers AG @                              1,250        $ 1,955,416
                                                              -----------
Medical Products -- 0.7%
Elekta Instrument AB
 Free, Series B                                 40,000          1,605,500
                                                              -----------
Metals & Mining -- 1.3%
Hoganas AB Cl. B                               100,000          2,927,320
                                                              -----------
Office Products -- 0.8%
Canon USA, Inc.                                100,000          1,812,860
                                                              -----------
Oil & Gas -- 4.2%
Awilco AS, B Shares                            151,250          1,400,484
Cie Fen de Geophysiqe @                         20,000            658,434
Coflexip SA,
 Sponsored ADR                                  70,000          1,321,250
Expro International
 Group PLC                                     250,000          1,024,700
Smedvig AS                                     100,000          2,026,000
Transocean AS @                                137,000          2,374,457
Transportadora de Gas
 del Sur SA                                     29,400            378,525
                                                              -----------
                                                                9,183,850
                                                              -----------

Publishing & Printing -- 1.5%
News Corp. Ltd., ADR                           100,000          2,137,500
Wattachak Company,
 Ltd.                                          750,000          1,190,925
                                                              -----------
                                                                3,328,425
                                                              -----------

Real Estate -- 1.3%
Irsa Inversiones Y
 Represent                                     514,404          1,296,503
National Mutual
 Property & Trust                            1,816,000          1,644,025
                                                              -----------
                                                                2,940,528
                                                              -----------

Retail -- 3.0%
Giordano International
 Ltd.                                        1,000,000            853,600
Moebel Walther AG,
 Preference                                     40,000          1,313,512
Prodega AG                                         800          1,008,125
VBH - Vereinigter
 Baubeschlag Handel
 AG                                             12,500          3,493,384
                                                              -----------
                                                                6,668,621
                                                              -----------

Retail - Grocery -- 3.4%
FamilyMart Co. @                                55,000          2,484,686
Ito-Yokado Co. Ltd.                             40,000          2,466,268
Jusco Co.                                      100,000          2,607,810
                                                              -----------
                                                                7,558,764
                                                              -----------
                                             Number of
                                              Shares         Market Value
                                             ---------       ------------
Telecommunications -- 5.7%
Amper SA @                                      80,000        $   946,288
CPT Telefonica del
 Peru S. A.                                  1,600,000          3,438,240
DDI Corporation                                    250          1,938,892
Korea Mobile
 Telecommunications
 Corporation                                     2,000          2,256,856
Millicom International
 Cellular SA @                                  37,500          1,143,750
Petersburg Long
 Distance, Inc. @                              109,000            517,750
Technology Resources
 Industries Berhad @                           400,000          1,181,600
Tele Danmark A/S @                              20,000          1,093,506
                                                              -----------
                                                               12,516,882
                                                              -----------

Textiles -- 0.4%
Gucci Group NV @                                25,000            971,875
                                                              -----------

Tobacco -- 1.0%
B. A. T. Industries
 PLC @                                         250,000          2,202,750
                                                              -----------

Transportation -- 0.5%
Lisnave-Estaleiros
 Navais de Lisbona SA @                        355,000            998,083
                                                              -----------

TOTAL EQUITIES                                                221,039,548
(Cost $210,698,378)                                           -----------

RIGHTS -- 0.0%
Banking
Banco Bradesco SA,
 Preference @                                3,507,185              6,491
                                                              -----------

TOTAL RIGHTS                                                        6,491
                                                              -----------

TOTAL INVESTMENTS -- 100.0%                                   221,046,039
(Cost $210,698,378)+

Other Assets/
(Liabilities) - (0.0%)                                            (22,451)
                                                              -----------

NET ASSETS -- 100.0%                                         $221,023,588
                                                             ------------

Notes to Portfolio of Investments

@Non-income producing security
+Aggregate cost for Federal tax purposes (Note 7)
ADR: American Depository Receipt
GDR: Global Depository Receipt
GDS: Global Depository Shares

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund -- Financial Statements
--------------------------------------------------------------------------------

Statements of
Assets and
Liabilities

                                                                                                  December 31, 1995
                                                                                                  -----------------
Assets:
   Investments, at value (cost $210,698,378) (Note 2).......................................      $     221,046,039
   Cash.....................................................................................                434,723
   Foreign currency, at value (cost $549,255)...............................................                552,385
   Receivables from:
     Open forward foreign currency contracts (Note 2).......................................              1,017,857
     Fund shares sold.......................................................................                552,981
     Interest and dividends.................................................................                 50,580
     Foreign taxes withheld.................................................................                117,555
     Investment manager (Note 3)............................................................                  5,050
                                                                                                  -----------------
       Total assets.........................................................................            223,777,170
                                                                                                  -----------------

Liabilities:
   Payables for:
     Investments purchased..................................................................              2,412,871
     Fund shares redeemed...................................................................                134,556
     Directors' fees and expenses (Note 3)..................................................                  2,286
     Affiliates (Note 3):
       Investment management fees...........................................................                154,168
       Administration fees..................................................................                 17,740
       Service and distribution fees........................................................                    218
   Accrued expenses and other liabilities...................................................                 31,743
                                                                                                  -----------------
       Total liabilities....................................................................              2,753,582
                                                                                                  -----------------
   Net assets...............................................................................      $     221,023,588
                                                                                                  =================

Net assets consist of:
   Paid-in capital..........................................................................      $     226,930,254
   Distributions in excess of net investment income.........................................               (215,389)
   Accumulated net realized loss on investments and
     foreign currency translations..........................................................            (17,063,339)
   Net unrealized appreciation on investments, forward foreign currency
     contracts, foreign currency and other assets and liabilities...........................             11,372,062
                                                                                                  -----------------
                                                                                                  $     221,023,588
                                                                                                  =================

Net assets:
   Class 1..................................................................................      $         111,643
                                                                                                  =================
   Class 2..................................................................................      $          96,769
                                                                                                  =================
   Class 3..................................................................................      $          96,908
                                                                                                  =================
   Class 4..................................................................................      $     220,718,268
                                                                                                  =================

Shares outstanding:
   Class 1..................................................................................                 11,708
                                                                                                  =================
   Class 2..................................................................................                 10,120
                                                                                                  =================
   Class 3..................................................................................                 10,129
                                                                                                  =================
   Class 4..................................................................................             23,044,249
                                                                                                  =================

Net asset value, offering price and
redemption price per share:
   Class 1..................................................................................      $            9.54
                                                                                                  =================
   Class 2..................................................................................      $            9.56
                                                                                                  =================
   Class 3..................................................................................      $            9.57
                                                                                                  =================
   Class 4..................................................................................      $            9.58
                                                                                                  =================

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund -- Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of
Operations

                                                                                                     Year ended
                                                                                                  December 31, 1995
                                                                                                  -----------------
Investment income:
   Dividends (net of withholding tax of $318,018)...........................................      $      2,634,137
   Interest.................................................................................               640,847
                                                                                                  ----------------
     Total investment income................................................................             3,274,984
                                                                                                  ----------------
Expenses (Note 1):
   Investment management fees (Note 3)......................................................             1,580,088
   Custody fees.............................................................................               256,098
   Audit and legal fees.....................................................................                 5,771
   Directors' fees (Note 3).................................................................                10,779
   Fees waived by the investment manager (Note 3)...........................................              (170,788)
                                                                                                  ----------------
                                                                                                         1,681,948

   Administration fees (Note 3):
     Class 1................................................................................                   604
     Class 2................................................................................                   515
     Class 3................................................................................                   421
     Class 4................................................................................               180,405
   Distribution and service fees (Note 3):
     Class 1................................................................................                   660
     Class 2................................................................................                   142
                                                                                                  ----------------
       Net expenses.........................................................................             1,864,695
                                                                                                  ----------------
       Net investment income................................................................             1,410,289
                                                                                                  ----------------
Realized and unrealized gain (loss) from investments
and foreign currency:
   Net realized gain (loss) on:
     Investment transactions................................................................           (13,880,300)
     Foreign currency transactions..........................................................             2,200,060
                                                                                                  ----------------
       Net realized loss....................................................................           (11,680,240)
   Net change in unrealized appreciation (depreciation) on:
     Investments............................................................................            18,910,059
     Translation of assets and liabilities in foreign currencies............................             1,029,057
                                                                                                  ----------------
       Net unrealized gain..................................................................            19,939,116
                                                                                                  ----------------
       Net realized and unrealized gain from investments and foreign currency...............             8,258,876
                                                                                                  ----------------
   Net increase in net assets resulting from operations.....................................      $      9,669,165
                                                                                                  ================

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund -- Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of
Changes in Net
Assets


                                                                                             Year ended             Period ended
                                                                                          December 31, 1995      December 31, 1994*
                                                                                          -----------------      -----------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income...............................................................   $      1,410,289       $          15,124
   Net realized loss on investment and
     foreign currency transactions.....................................................        (11,680,240)             (3,065,246)
   Net change in unrealized appreciation (depreciation)
     on investments and translation of assets and liabilities
     in foreign currencies.............................................................         19,939,116              (8,567,054)
                                                                                          ----------------       -----------------
     Net increase (decrease) in net assets resulting
       from operations.................................................................          9,669,165             (11,617,176)
                                                                                          ----------------       -----------------

Distributions to shareholders (Note 2):
   From net investment income:
   Class 1.............................................................................                 --                      --
   Class 2.............................................................................               (195)                     --
   Class 3.............................................................................               (467)                     --
   Class 4.............................................................................         (1,565,611)                     --
                                                                                          ----------------       -----------------
     Total distributions from net investment income....................................         (1,566,273)                     --
                                                                                          ----------------       -----------------
   In excess of net investment income:
   Class 1.............................................................................               (830)                     --
   Class 2.............................................................................               (952)                     --
   Class 3.............................................................................               (947)                     --
   Class 4.............................................................................         (2,389,653)                     --
                                                                                          ----------------       -----------------
     Total distributions in excess of net investment income............................         (2,392,382)                     --
                                                                                          ----------------       -----------------

Net fund share transactions (Note 5):
   Class 1.............................................................................             16,103                  93,000
   Class 2.............................................................................              1,191                  93,000
   Class 3.............................................................................              1,430                  99,000
   Class 4.............................................................................         64,817,475               9,865,319
                                                                                          ----------------       -----------------
     Increase in net assets from net fund share transactions...........................         64,836,199              10,150,319
                                                                                          ----------------       -----------------
   Total increase (decrease) in net assets.............................................         70,546,709              (1,466,857)


Net assets:
   Beginning of period (Note 1)........................................................        150,476,879             151,943,736
                                                                                          ----------------       -----------------
   End of period (including distributions in excess of net
     investment income of $215,389 and undistributed
     net investment income of $15,124, respectively)...................................   $    221,023,588       $     150,476,879
                                                                                          ================       =================

* For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

   The accompanying notes are an integral part of the financial statement.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                              Class 1                       Class 2
                                                                              -------                       -------
                                                                      Year ended   Period ended     Year ended    Period ended
                                                                       12/31/95     12/31/94**       12/31/95       12/31/94**
                                                                      ----------    ----------       ----------    ------------
Net asset value, beginning of period                                       $9.25        $10.00         $ 9.26           $10.00
                                                                      ----------    ----------       ----------    ------------

Income (loss) from investment operations:
 Net investment income                                                     (0.03)        (0.02)          0.02           (0.01)
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                                        0.40         (0.73)          0.40           (0.73)
                                                                      ----------    ----------       ----------    ----------
   Total income (loss) from investment operations                           0.37         (0.75)          0.42           (0.74)
                                                                      ----------    ----------       ----------    ----------

Less distributions to shareholders:
 From net investment income                                                  --            --           (0.02)             --
 In excess of net investment income                                       (0.08)           --           (0.10)             --
                                                                      ----------    ----------       ----------    ----------
 Total distributions                                                      (0.08)           --           (0.12)             --
                                                                      ----------    ----------       ----------    ----------
Net asset value, end of period                                            $9.54         $9.25           $9.56           $9.26
                                                                      ==========    ==========       ==========   ===========
Total Return                                                               3.96%        (7.50)%          4.52%          (7.40)%

Ratios / Supplemental Data:
 Net assets, end of period (000's)                                         $112           $93             $97             $93
 Net expenses to average daily net assets                                  2.15%#        2.15%#*         1.60%#          1.60%#*
 Net investment income to average daily net assets                        (0.40)%       (1.10)%*         0.19%          (0.55)%*
 Portfolio turnover rate                                                    121%           18%            121%             18%

 #Computed after giving effect to the reduction in
  management fee by MassMutual. Without this reduction of
  fees by the investment manager, the ratio of expenses
  to average daily net assets would have been:                             2.24%         2.24%*          1.69%           1.69%*
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Class 3                       Class 4
                                                                              -------                       -------
                                                                      Year ended   Period ended     Year ended    Period ended
                                                                       12/31/95      12/31/94**       12/31/95       12/31/94**
                                                                      ----------   -----------      -----------   -----------
Net asset value, beginning of period                                    $9.27          $10.00          $9.28          $10.00
                                                                      --------      ----------       -------       ----------
Income (loss) from investment operations:
 Net investment income                                                   0.04           (0.00)          0.07            0.00
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                      0.40           (0.73)          0.41           (0.72)
                                                                      --------      ----------       -------       ----------
  Total income (loss) from investment operations                         0.44           (0.73)          0.48           (0.72)
                                                                      --------      ----------       -------       ----------

Less distributions to shareholders:
  From net investment income                                            (0.05)             --          (0.07)             --
  In excess of net investment income                                    (0.09)             --          (0.11)             --
                                                                      --------      ----------       --------      ----------
  Total distributions                                                   (0.14)             --          (0.18)             --
                                                                      --------      ----------       -------       ----------
Net asset value, end of period                                          $9.57           $9.27          $9.58           $9.28
                                                                      ========      ==========       =======       ==========
Total Return                                                             4.78%          (7.30)%         5.13%+         (7.20)%+

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                       $97             $93       $220,718        $150,199
  Net expenses to average daily net assets                               1.35%#          1.35%#*      1.0020%#        1.0020%#*
  Net investment income to average daily net assets                      0.45%          (0.30)%*        0.76%           0.04%*
  Portfolio turnover rate                                                 121%             18%           121%             18%
  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                          1.44%           1.44%*       1.0920%         1.0877%*
------------------------------------------------------------------------------------------------------------------------------------

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
 +Employee retirement benefit plans that invest plan assets in the Separate
  Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.


     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. The Trust            MassMutual Institutional Funds (the "Trust") is
                        registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended.
                        The Trust consists of seven separate series of shares
                        (each individually referred to as a "Fund" or collectively as the "Funds"), each having four classes of shares: Class 1, Class 2, Class 3 and Class 4. Class
                        1, Class 2 and Class 3 shares of each Fund are offered primarily to employer-sponsored defined contribution plans that satisfy the qualification requirements of
                        Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Class 4 shares of each Fund are available only to separate investment accounts ("SIAs") of Massachusetts Mutual Life Insurance Company
                        ("MassMutual") in which corporate qualified plans including defined contribution plans and defined benefit plans are permitted to invest pursuant to the issuance of group annuity contracts. The Funds are MassMutual
                        Prime Fund ("Prime Fund"), MassMutual Short-Term Bond
                        Fund ("Short-Term Bond Fund"), MassMutual Core Bond Fund
                        ("Core Bond Fund"), MassMutual Balanced Fund ("Balanced
                        Fund"), MassMutual Value Equity Fund ("Value Equity
                        Fund"), MassMutual Small Cap Value Equity Fund ("Small
                        Cap Value Equity Fund"), and MassMutual International
                        Equity Fund ("International Equity Fund").

                        The Trust commenced operations on October 3, 1994, prior to which its only activity was the receipt of a $107,000 investment from MassMutual and a $2,848,337,441 transfer of Class 4 shares of the Funds in exchange for the assets of certain MassMutual separate accounts and the assumption of any liabilities attributable to those assets. Accordingly, beginning net assets as of October 3, 1994 (commencement of operations) reflect these amounts. This exchange was nontaxable, whereby the carryover basis and holding period of the assets exchanged was the same immediately after the exchange.

                        On November 2, 1994 MassMutual invested an additional $1,995,000 in Classes 1, 2 and 3 of the Funds.

2. Significant          The following is a summary of significant accounting
   Accounting           policies followed consistently by each Fund in the
   Policies             preparation of the financial statements in conformity
                        with generally accepted accounting principles. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         Investment     Equity securities are valued on the basis of valuations
          Valuation     furnished by a pricing service, authorized by the Board
                        of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Money market obligations with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, and including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees although the actual calculation may be done by others.

                        Portfolio securities traded on more than one United States ("U.S.") national securities exchange or foreign securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

     Accounting for     Investment transactions are accounted for on the trade
        Investments     date. Realized gains and losses on sales of investments
                        and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on investments, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

 Federal Income Tax     It is each Fund's intent to comply with the provisions
                        of subchapter M of the Code applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gain to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

      Dividends and     Dividends from net investment income and distributions
   Distributions to     of any net realized capital gains of each Fund are
       Shareholders     declared and paid annually and at other times as may be
                        required to satisfy tax or regulatory requirements.
                        Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

   Foreign Currency     The books and records of the Funds are maintained in
        Translation     U.S. dollars. The market values of foreign currencies,
                        foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

                        Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

    Forward Foreign     Each Fund may enter into forward foreign currency
 Currency Contracts     contracts in order to convert foreign denominated
                        securities or obligations to U.S. dollar denominated investments. The International Equity Fund may engage in such transactions to manage the value of portfolio holdings against future movements in certain foreign currency exchange rates. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward foreign currency exchange rates.
                        Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

                        Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                        The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations for the International Equity Fund under these financial instruments at December 31, 1995 is as follows:

                                                               In
                             Contracts                      Exchange                    Unrealized
            Settlement           to           Units of      for U.S.    Contracts at   Appreciation
               Date       Deliver/Receive     Currency       Dollars       Value      (Depreciation)
            ----------    ---------------     --------      --------    ------------  --------------
              BUYS
              1/02/96       Greek Drachma      12,008,264  $    50,876   $    50,759     $     (117)
              1/03/96       Greek Drachma      32,050,046      135,776       135,477           (299)
              1/04/96        Japanese Yen      46,818,212      457,209       453,877         (3,332)
              1/05/96        Japanese Yen     123,021,296    1,194,034     1,192,625         (1,409)
                                                                                         ----------
                                                                                             (5,157)
              SELLS
              1/16/96        Japanese Yen   4,007,200,000   39,870,653    38,847,639      1,023,014
                                                                                         ----------
                                                                                         $1,017,857
                                                                                         ==========

            Forward     Each Fund may purchase or sell securities on a "when
        Commitments     issued" or delayed delivery or on a forward commitment
                        basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities.
                        Forward commitments are not used for purposes of trading. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repurchase rates. Such rates equate the counterparty's cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation/depreciation based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.
                        A summary of open obligations under these forward commitments at December 31, 1995, is as follows:

                  Forward            Expiration       Aggregate
                 Commitment              of           Face Value                   Market        Unrealized
              Contracts to Buy        Contracts      of Contracts      Cost         Value       Appreciation
              ----------------        ---------      ------------      ----         -----       ------------
               Core Bond Fund
               U.S. Treasury Note
               6.500% 8/15/2005     February 1996    $13,750,000    $14,239,844   $14,634,675     $394,831

               Balanced Fund
               U.S. Treasury Note
               6.500% 8/15/2005     February 1996      5,600,000      5,812,625     5,960,304      147,679

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

      Allocation of     In maintaining the records for the Funds, the income and
 Operating Activity     expense accounts are allocated to each class of shares.
                        Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and distribution and service fees, which are directly attributable to a class of shares, are charged to that class' operations.
                        Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each. Total expenses per class are currently limited to a percentage of average daily net assets, as discussed in Note 3.

3. Management
   Fees and Other
   Transactions
   With Affiliates

         Investment     Under an agreement between the Trust and MassMutual,
    Management Fees     MassMutual is responsible for providing investment
                        management of each Fund. In return for this service, MassMutual receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

                        Prime Fund                                    .45%
                        Short-Term Bond Fund                          .45%
                        Core Bond Fund                                .45%
                        Balanced Fund                                 .45%
                        Value Equity Fund                             .45%
                        Small Cap Value Equity Fund                   .55%
                        International Equity Fund                     .85%

                        MassMutual has entered into investment sub-advisory agreements with two subsidiaries: Concert Capital Management, Inc. ("Concert Capital") and HarbourView Asset Management Corporation ("HarbourView"). These agreements provide that (1) Concert Capital will manage the investment and reinvestment of the assets of the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity sector of the Balanced Fund, and (2) HarbourView will manage the investment and reinvestment of the assets of the International Equity Fund.

                        MassMutual pays Concert Capital a fee equal to an annual rate of .13% of the average daily net asset value of the Value Equity Fund and the Value Equity sector of the Balanced Fund and .25% of the average daily net asset value of the Small Cap Value Equity Fund. MassMutual pays HarbourView a fee equal to an annual rate of .50% of the average daily net asset value of the International Equity Fund.

Administration Fees     Under separate administrative and shareholder services
                        agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses.
                        In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

                                                      Class 1   Class 2   Class 3   Class 4
                                                      -------   -------   -------   -------
                        Prime Fund                    .5628%    .5128%     .3152%   .0812%
                        Short-Term Bond Fund          .5568%    .5068%     .3092%   .0782%
                        Core Bond Fund                .5688%    .5188%     .3212%   .0842%
                        Balanced Fund                 .5708%    .5208%     .3232%   .0852%
                        Value Equity Fund             .5814%    .5314%     .3338%   .0905%
                        Small Cap Value Equity Fund   .5728%    .5228%     .3252%   .0862%
                        International Equity Fund     .5948%    .5448%     .4448%   .0972%

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

   Distribution and     Oppenheimer Funds Distributor, Inc. ("Oppenheimer") acts
       Service Fees     as distributor to each Fund. MML Investor Services, Inc.
                        ("MMLISI") serves as sub-distributor to each Fund.
                        Oppenheimer and MMLISI are subsidiaries of MassMutual.
                        Oppenheimer is paid a distribution fee with respect to Class 1 and Class 2 at the annual rate of .40% and .15%, respectively, of the value of average daily net assets attributable to those classes of shares of which a portion is subsequently allocated to MMLISI. The Funds do not pay any fees directly to MMLISI. MassMutual is also paid a fee for shareholder services with respect to Class 1 shares of the Funds at the annual rate of .25% of the value of the average daily net assets of the respective class of each Fund. These fees are authorized pursuant to separate service and distribution plans for each of the classes of shares adopted by the Funds pursuant to Rule 12b-1 under the Investment Company Act and are used by Oppenheimer to cover expenses primarily intended to result in the sale of those shares of the Funds.

Expense Limitations     MassMutual has voluntarily agreed to waive a portion of
                        its management fee to the extent that the aggregate annual operating expenses incurred during the year exceed the following percentages of the average daily net assets:

                                                             Class 1   Class 2   Class 3   Class 4
                                                             -------   -------   -------   -------
                        Prime Fund                            1.65%     1.10%     .75%     .5160%
                        Short-Term Bond Fund                  1.65%     1.10%     .75%     .5190%
                        Core Bond Fund                        1.65%     1.10%     .75%     .5130%
                        Balanced Fund                         1.65%     1.10%     .75%     .5120%
                        Value Equity Fund                     1.65%     1.10%     .75%     .5067%
                        Small Cap Value Equity Fund           1.75%     1.20%     .85%     .6110%
                        International Equity Fund             2.15%     1.60%    1.35%     1.002%

                        MassMutual's management fee for the year ended December 31, 1995 was $16,120,903, of which $1,545,588 was reimbursed to the Funds.

              Other Certain officers and directors of the Funds are also officers of MassMutual. The compensation of unaffiliated directors of the Funds is borne by the Funds.

                        At December 31, 1995, MassMutual or separate investment accounts thereof owned all of the outstanding shares of the Trust except 4,818, 4,620, 4,777, and 1,624 shares of the Core Bond Fund, Balanced Fund, Small Cap Value Equity Fund, and International Equity Fund, respectively.

4. Purchases And        Cost of purchases and proceeds from sales of investment
   Sales Of             securities (excluding short-term investments) for the
   Investments          year ended December 31, 1995 were as follows:

                                                         Long-term U.S.
                                                           Government       Other Long-term
                                                           Securities          Securities
                                                         --------------     ---------------
          Purchases     Short-Term Bond Fund              $ 71,135,219       $ 12,260,217
                        Core Bond Fund                     125,513,851         66,690,296
                        Balanced Fund                       12,772,828         44,986,409
                        Value Equity Fund                           --        293,276,444
                        Small Cap Value Equity Fund                 --         86,777,430
                        International Equity Fund                   --        294,912,043

              Sales     Short-Term Bond Fund              $127,890,766       $ 13,571,866
                        Core Bond Fund                     143,529,176         35,754,558
                        Balanced Fund                       21,872,738         46,166,634
                        Value Equity Fund                           --        271,140,722
                        Small Cap Value Equity Fund                 --         91,904,478
                        International Equity Fund                   --        213,930,084

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

5. Capital Share        The Funds are authorized to issue an unlimited number of
   Transactions         shares, with no par value, in one or more of four
                        classes of shares: Class 1, Class 2, Class 3 and Class
                        4. Class 1 and Class 2 shares of each Fund are subject to distribution and service fees. Class 3 shares are not subject to any distribution or service fees. SIA
                        Investors purchase Class 4 shares directly from the Funds and pay no distribution or service fees. Changes in shares outstanding for each Fund are as follows:

                                               Class 1                                         Class 2
                                  Year ended             Year ended                Year ended           Period ended
                               December 31, 1995      December 31, 1994*@       December 31, 1995    December 31, 1994*@
                               Shares     Amount       Shares     Amount        Shares     Amount     Shares     Amount
                               ------     ------       ------     ------        ------     ------     ------     ------
Prime Fund
  Sold                              --        --         618     $93,000            --         --        618    $93,000
  Issued as reinvestment
    of dividends                    28     4,178           5         702            32      4,746          5        778
  Redeemed                          --        --          --          --            --         --         --         --
                               -------   -------     -------     -------       -------    -------    -------    -------
  Net increase                      28   $ 4,178         623     $93,702            32     $4,746        623    $93,778
                               =======   =======     =======     =======       =======    =======    =======    =======

Short-Term Bond Fund
  Sold                              --        --       9,347      93,000            --         --      9,347     93,000
  Issued as reinvestment
    of dividends                   740     7,530          95         940           796      8,116        103      1,016
  Redeemed                          --        --          --          --            --         --         --         --
                               -------   -------     -------     -------       -------    -------    -------    -------
  Net increase                     740   $ 7,530       9,442     $93,940           796     $8,116      9,450    $94,016
                               =======   =======     =======     =======       =======    =======    =======    =======

Core Bond Fund
  Sold                           4,457    49,156       9,385      93,000            --         --      9,384     93,000
  Issued as reinvestment
    of dividends                 1,186    12,759         102       1,011           861      9,288        110      1,087
  Redeemed                          --        --          --          --            --         --         --         --
                               -------   -------     -------     -------       -------    -------    -------    -------
  Net increase                   5,643   $61,915       9,487     $94,011           861     $9,288      9,494    $94,087
                               =======   =======     =======     =======       =======    =======    =======    =======

Balanced Fund
  Sold                           4,480    49,577       9,281      93,000            --         --      9,281     93,000
  Issued as reinvestment
    of dividends                   530     6,084          60         596           401      4,610         67        671
  Redeemed                         (23)     (260)         --          --            --         --         --         --
                               -------   -------     -------     -------       -------    -------    -------    -------
  Net increase                   4,987   $55,401       9,341     $93,596           401     $4,610      9,348    $93,671
                               =======   =======     =======     =======       =======    =======    =======    =======

Value Equity Fund
  Sold                              --        --       9,263      93,000            --         --      9,254     93,000
  Issued as reinvestment
    of dividends                   219     2,751          41         409           267      3,372         49        483
  Redeemed                          --        --          --          --            --         --         --         --
                               -------   -------     -------     -------       -------    -------    -------    -------
  Net increase                     219   $ 2,751       9,304     $93,409           267     $3,372      9,303    $93,483
                               =======   =======     =======     =======       =======    =======    =======    =======

Small Cap Value Equity Fund
  Sold                           4,740    49,719       9,499      93,000            --         --      9,490     93,000
  Issued as reinvestment
    of dividends                   119     1,356          22         207           114      1,300         29        280
  Redeemed                          --        --          --          --            --         --         --         --
                               -------   -------     -------     -------       -------    -------    -------    -------
  Net increase                   4,859   $51,075       9,521     $93,207           114     $1,300      9,519    $93,280
                               =======   =======     =======     =======       =======    =======    =======    =======

International Equity Fund
  Sold                           1,610    15,218       9,291      93,000            --         --      9,281     93,000
  Issued as reinvestment
    of dividends                    93       885          --          --           124      1,191         --         --
  Redeemed                          --        --          --          --            --         --         --         --
                               -------   -------     -------     -------       -------    -------    -------    -------
  Net increase                   1,703   $16,103       9,291     $93,000           124     $1,191      9,281    $93,000
                               =======   =======     =======     =======       =======    =======    =======    =======

* For classes 1, 2, and 3, the shares and amounts sold represent additional investments in each class by MassMutual on November 2, 1994 (Note 1).
@ For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                              Class 3                                            Class 4
                                  Year ended          Year ended                  Year ended                 Period ended
                               December 31, 1995   December 31, 1994*@         December 31, 1995          December 31, 1994*@

                               Shares     Amount    Shares     Amount       Shares          Amount        Shares       Amount
                               ------     ------    ------     ------       ------          ------        ------       ------
Prime Fund
  Sold                              --        --      657    $ 99,000     1,826,450      281,187,060      590,772   $ 89,267,420
  Issued as reinvestment
    of dividends                    34     5,095        5         801        84,068       12,693,332       11,782      1,771,049
  Redeemed                          --        --       --          --    (1,363,706)    (210,583,290)    (331,048)   (49,921,434)
                                ------    ------   ------    --------   -----------    -------------   ----------   ------------
  Net increase                      34    $5,095      662    $ 99,801       546,812    $  83,297,102      271,506   $ 41,117,035
                                ======    ======   ======    ========   ===========    =============   ==========   ============
Short-Term Bond Fund
  Sold                              --        --    9,940      99,000     5,136,925       53,696,509    1,581,709     15,789,811
  Issued as reinvestment
    of dividends                   830     8,467      104       1,030       947,825        9,611,215      177,223      1,745,646
  Redeemed                          --        --       --          --    (4,819,336)     (50,374,106)  (1,763,023)   (17,620,670)
                                ------    ------   ------    --------   -----------    -------------   ----------   ------------
  Net increase (decrease)          830    $8,467   10,044    $100,030     1,265,414    $  12,933,618       (4,091)      ($85,213)
                                ======    ======   ======    ========   ===========    =============   ==========   ============
Core Bond Fund
  Sold                              --        --    9,990      99,000     8,241,236       89,191,723    1,429,879     14,243,691
  Issued as reinvestment
    of dividends                   894     9,658      111       1,099     1,952,750       20,953,505      355,921      3,505,824
  Redeemed                          --        --       --          --    (6,340,632)     (67,005,587)  (2,776,813)   (27,704,386)
                                ------    ------   ------    --------   -----------    -------------   ----------   ------------
  Net increase (decrease)          894    $9,658   10,101    $100,099     3,853,354    $  43,139,641     (991,013)   ($9,954,871)
                                ======    ======   ======    ========   ===========    =============   ==========   ============
Balanced Fund
  Sold                              --        --    9,870      99,000    17,612,664      191,493,187    3,162,746     31,546,867
  Issued as reinvestment
    of dividends                   433     4,977       70         697     1,722,693       19,759,099      379,170      3,768,947
  Redeemed                          --        --       --          --   (14,889,389)    (160,925,764)  (2,681,481)   (26,702,020)
                                ------    ------   ------    --------   -----------    -------------   ----------   ------------
  Net increase                     433    $4,977    9,940    $ 99,697     4,445,968    $  50,326,522      860,435   $  8,613,794
                                ======    ======   ======    ========   ===========    =============   ==========   ============

Value Equity Fund
  Sold                              --        --    9,851      99,000    39,224,457      451,052,424    7,240,501     71,969,177
  Issued as reinvestment
    of dividends                   299     3,763       52         515     5,223,526       65,653,544    1,278,097     12,704,287
  Redeemed                          --        --       --          --   (34,020,780)    (390,453,417)  (9,506,612)   (94,373,733)
                                ------    ------   ------    --------   -----------    -------------   ----------   ------------
  Net increase (decrease)          299    $3,763    9,903    $ 99,515    10,427,203    $ 126,252,551     (988,014)    $9,700,269)
                                ======    ======   ======    ========   ===========    =============   ==========   ============


Small Cap Value Equity Fund

  Sold                              --        --   10,102      99,000     9,765,741      102,623,894    2,455,853     23,734,280
  Issued as reinvestment
    of dividends                   146     1,672       34         323       539,817        6,159,231      144,274      1,374,928
  Redeemed                          --        --       --          --    (9,110,662)     (97,354,772)  (2,495,971)   (23,950,249)
                                ------    ------   ------    --------   -----------    -------------   ----------   ------------
  Net increase                     146    $1,672   10,136    $ 99,323     1,194,896    $  11,428,353      104,156   $  1,158,959
                                ======    ======   ======    ========   ===========    =============   ==========   ============

International Equity Fund
  Sold                              --        --    9,880      99,000    11,931,440      112,672,627    2,742,144     26,394,386
  Issued as reinvestment
    of dividends                   149     1,430       --          --       412,266        3,955,148           --             --
  Redeemed                          --        --       --          --    (5,487,562)     (51,810,300)  (1,746,884)   (16,529,067)
                                ------    ------   ------    --------   -----------    -------------   ----------   ------------
  Net increase                     149    $1,430    9,880    $ 99,000     6,856,144    $  64,817,475      995,260   $  9,865,319
                                ======    ======   ======    ========   ===========    =============   ==========   ============

*For classes 1, 2, and 3, the shares and amounts sold represent additional investments in each class by MassMutual on November 2, 1994 (Note 1). @For the period from October 3, 1994 (commencement of operations) through
 December 31, 1994.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

6. Foreign              The International Equity Fund invests substantially all
   Securities           of its assets in foreign securities. The other Funds may
                        also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S.
                        companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S.
                        companies and the U.S. Government.

7. Federal Income       At December 31, 1995, the cost of securities and the
   Tax Information      unrealized appreciation (depreciation) in the value of
                        investments owned by the Funds, as computed on a Federal income tax basis, are as follows:

                                                           Federal      Tax Basis       Tax Basis     Net Unrealized
                                                         Income Tax     Unrealized      Unrealized     Appreciation
                                                            Cost       Appreciation    Depreciation   (Depreciation)
                                                       --------------  ------------    ------------   --------------
                        Prime Fund                     $  254,279,931  $      4,933    $    (24,468)  $    (19,535)
                        Short-Term Bond Fund              121,170,614     1,428,200         (25,769)     1,402,431
                        Core Bond Fund                    239,909,867    11,334,755        (169,550)    11,165,205
                        Balanced Fund                     402,843,123    54,343,933      (1,359,830)    52,984,103
                        Value Equity Fund               1,707,620,788   426,363,507     (10,960,347)   415,403,160
                        Small Cap Value Equity Fund       335,997,760    60,290,137     (12,043,111)    48,247,026
                        International Equity Fund         210,702,505    21,095,510     (10,751,976)    10,343,534

                        At December 31, 1995, the following Funds have available, for Federal income tax purposes, unused capital losses:

                                                          Amount           Expiration Date
                                                       -----------        -----------------
                        Prime Fund                     $     2,009        December 31, 2003
                        Small Cap Value Equity Fund         21,693        December 31, 2003
                        International Equity Fund          602,013        December 31, 2002
                                                        14,566,259        December 31, 2003

                        The dividend percentages in the table below multiplied by the amount of ordinary dividend distributions reported to shareholders on Form 1099-DIV provides the amount of qualifying dividends received. Under Federal tax law, the amounts reportable as qualifying dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal Revenue Code.

                                Balanced Fund                   33.40%
                                Small Cap Value Equity Fund     96.58%
                                Value Equity Fund               98.58%

                        Certain Funds have designated the following amounts as long-term capital gain dividends for the year ended December 31, 1995.

                                Short-Term Bond Fund         $   201,391
                                Core Bond Fund                 3,162,876
                                Balanced Fund                  2,543,764
                                Value Equity Fund             16,059,244

                        Shareholders are advised to consult their tax advisor concerning the tax treatment of dividends and distributions from the applicable Fund.

8. Reverse Stock        The Trustees of the Trust authorized on November 4, 1994
   Split                that the issued and outstanding shares of beneficial
                        interest of the Prime Fund undergo a 1-for-15 reverse split, which was accomplished at the close of business on December 16, 1994. Share and per share amounts in the accompanying financial statements of the Prime Fund, including information contained in the financial highlights, have been restated to reflect a retroactive application of this reverse stock split.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

                        To the Board of Trustees and Shareholders of the MassMutual Institutional Funds:

                        We have audited the accompanying statements of assets and liabilities of the MassMutual Institutional Funds, comprising, respectively, the Prime, Short-Term Bond, Core Bond, Balanced, Value Equity, Small Cap Value Equity and International Equity Funds, (the "Funds"), including the portfolios of investments, as of December 31, 1995, and the related statements of operations for the year then ended and changes in net assets and financial highlights for the year ended December 31, 1995 and for the period from October 3, 1994 (commencement of operations) through December 31, 1994. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the MassMutual Institutional Funds as of December 31, 1994, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the year ended December 31,1995 and for the period from October 3, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles.


                        /s/ Coopers & Lybrand L.L.P.


                        Springfield, Massachusetts
                        February 9, 1996

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus or private placement memorandum, if applicable, containing more complete information including fees, risks, and expenses. If used as sales material, this report must be accompanied by a Performance Update for the most recently completed calendar quarter. The figures in this report reflect past results. The investment return and principal value of shares will fluctuate with market conditions so that shares, when redeemed, may be worth more or less than their original cost. All investments are subject to certain risks. For example, stocks are sensitive to price changes and bonds are affected by interest rate fluctuations. Investors should make investment decisions based on an investment strategy that takes into consideration investment goals, the length of time money can stay invested, and risk tolerance. Portfolio changes should not be considered recommendations for action by individual investors.